Quarterly Holdings Report
for
Fidelity® Investment Grade Bond Central Fund
December 31, 2024
TP1-NPRT1-0225
1.811341.120
Asset-Backed Securities - 8.8%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.6%
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 6.1174% 4/19/2037 (b)(c)(d)	55,620,000	56,058,008
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 6.4761% 10/20/2037 (b)(c)(d)	32,753,000	32,985,907
Cedar Funding Series 2024-18A Class A, CME Term SOFR 3 month Index + 1.55%, 6.1763% 4/23/2037 (b)(c)(d)	60,600,000	60,999,354
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.9924% 7/18/2037 (b)(c)(d)	51,421,000	51,699,753
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 6.8292% 7/20/2037 (b)(c)(d)	24,935,000	25,091,142
TOTAL BAILIWICK OF JERSEY		226,834,164
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (c)	7,946,180	8,061,940
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (c)	11,400,351	11,523,509
TOTAL CANADA		19,585,449
GRAND CAYMAN (UK OVERSEAS TER) - 4.6%
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.9875% 7/17/2037 (b)(c)(d)	18,929,000	19,072,633
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2021-14A Class A, CME Term SOFR 3 month Index + 1.2516%, 5.869% 4/20/2034 (b)(c)(d)	46,919,000	46,986,845
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 6.1473% 4/16/2037 (b)(c)(d)	35,255,000	35,474,498
Allegro Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.4016%, 6.019% 7/20/2034 (b)(c)(d)	21,007,000	21,006,874
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.9259% 10/15/2032 (b)(c)(d)	36,024,000	36,061,393
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 6.0259% 10/15/2037 (b)(c)(d)	19,036,000	19,135,692
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2022-58A Class AR, CME Term SOFR 3 month Index + 1.33%, 5.9859% 1/15/2035 (b)(c)(d)	37,068,000	37,109,553
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.9875% 4/15/2034 (b)(c)(d)	29,947,000	29,980,720
Babson CLO Ltd/Cayman Islands Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.4116%, 6.0675% 10/15/2036 (b)(c)(d)	17,946,000	17,971,376
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 1.26% 1/15/2038 (b)(c)(d)	17,946,000	17,946,000
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 6.3674% 1/20/2037 (b)(c)(d)	42,652,000	42,919,513
Barings Clo Ltd Series 2024-4A Class AR, 6.4518% 10/20/2037 (c)(d)	28,775,000	28,896,948
Beechwood Park Clo Ltd Series 2022-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 5.9475% 1/17/2035 (b)(c)(d)	38,048,000	38,123,868
Bristol Park CLO LTD Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.2516%, 5.9075% 4/15/2029 (b)(c)(d)	2,785,842	2,787,689
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.6852% 1/20/2038 (b)(c)(d)	22,613,000	22,622,339
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 6.0359% 7/25/2037 (b)(c)(d)	38,098,000	38,245,668
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2021-12A Class A1R, CME Term SOFR 3 month Index + 1.3916%, 6.0175% 10/25/2034 (b)(c)(d)	16,882,000	16,904,909
Cedar Fdg Xvii Clo Ltd Series 2023-17A Class A, CME Term SOFR 3 month Index + 1.85%, 6.4674% 7/20/2036 (b)(c)(d)	25,314,000	25,402,599
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.9069% 10/20/2037 (b)(c)(d)	21,787,000	21,824,866
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.929% 4/20/2034 (b)(c)(d)	27,644,000	27,693,151
Columbia Cent Clo 29 Ltd / Columbia Cent Clo 29 Corp Series 2021-29A Class AR, CME Term SOFR 3 month Index + 1.4316%, 6.049% 10/20/2034 (b)(c)(d)	27,352,000	27,376,589
Columbia Cent Clo 31 Ltd Series 2021-31A Class A1, CME Term SOFR 3 month Index + 1.4616%, 6.079% 4/20/2034 (b)(c)(d)	28,400,000	28,445,270
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.9174% 4/20/2035 (b)(c)(d)	19,817,000	19,861,588
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 6.1624% 4/18/2037 (b)(c)(d)	31,605,000	31,797,032
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 6.0359% 7/15/2037 (b)(c)(d)	30,259,000	30,377,706
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.9126% 2/20/2035 (b)(c)(d)	14,569,000	14,571,695
Dryden Senior Loan Fund Series 2024-78A Class A1R, CME Term SOFR 3 month Index + 1.53%, 6.1775% 4/17/2037 (b)(c)(d)	12,000,000	12,056,832
Eaton Vance CLO Ltd Series 2021-1A Class A13R, CME Term SOFR 3 month Index + 1.5116%, 6.1675% 1/15/2034 (b)(c)(d)	6,000,000	6,013,674
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 6.0459% 10/15/2037 (b)(c)(d)	29,715,000	29,766,942
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 6.0359% 10/15/2037 (b)(c)(d)	32,919,000	32,974,469
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.901% 5/20/2036 (b)(c)(d)	55,130,000	55,277,253
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.9774% 10/19/2037 (b)(c)(d)	32,703,000	32,880,806
Flatiron Clo Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.827% 11/16/2034 (b)(c)(d)	17,723,000	17,760,271
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (c)	8,935,618	8,488,747
Invesco Clo Ltd Series 2021-3A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.0232% 10/22/2034 (b)(c)(d)	19,246,000	19,286,859
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 6.2059% 4/15/2037 (b)(c)(d)	28,432,000	28,654,736
Kkr Clo 41 Ltd Series 2022-41A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.9773% 4/15/2035 (b)(c)(d)	46,050,000	46,100,333
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 6.019% 4/19/2034 (b)(c)(d)	30,470,000	30,523,627
Madison Pk Fdg Lii Ltd / Madison Pk Fdg Lii LLC Series 2021-52A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.9932% 1/22/2035 (b)(c)(d)	32,026,000	32,092,807
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 6.1359% 4/25/2037 (b)(c)(d)	36,634,000	36,905,421
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.4618% 7/15/2034 (b)(c)(d)	27,800,000	27,804,782
MAGNE AR Series 2021-27A Class AR, CME Term SOFR 3 month Index + 1.4016%, 6.019% 10/20/2034 (b)(c)(d)	6,442,000	6,447,798
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 month Index + 1.8%, 6.4316% 4/22/2036 (b)(c)(d)	17,468,000	17,533,767
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 6.1433% 10/25/2037 (b)(c)(d)	32,900,000	33,062,954
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.603% 1/25/2038 (b)(c)(d)	18,369,000	18,372,141
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.899% 4/20/2034 (b)(c)(d)	25,147,000	25,210,044
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 6.0175% 1/25/2035 (b)(c)(d)	23,616,000	23,637,491
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 6.5917% 7/15/2037 (b)(c)(d)	28,521,000	28,571,111
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 1.24% 1/15/2038 (b)(c)(d)	29,993,000	29,993,000
Milos CLO Ltd Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.3316%, 5.949% 10/20/2030 (b)(c)(d)	17,577,417	17,597,086
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 6.0324% 7/18/2038 (b)(c)(d)	28,786,000	28,938,566
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 6.3132% 1/22/2038 (b)(c)(d)	33,564,000	33,569,706
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.9218% 10/20/2037 (b)(c)(d)	26,023,000	26,073,068
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 6.1174% 4/20/2037 (b)(c)(d)	41,264,000	41,323,874
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 6.2674% 4/20/2037 (b)(c)(d)	2,187,000	2,194,090
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.7215% 1/18/2038 (b)(c)(d)	11,276,000	11,278,875
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.45% 1/15/2033 (b)(c)(d)	17,557,000	17,580,720
Peace Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.009% 10/20/2034 (b)(c)(d)	26,956,000	26,993,226
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (c)	16,477,898	15,453,302
Rockland Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3816%, 5.999% 4/20/2034 (b)(c)(d)	35,857,000	35,907,702
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.9123% 10/15/2039 (b)(c)(d)	14,403,000	14,427,960
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.9959% 1/15/2037 (b)(c)(d)	38,243,000	38,324,534
SYMP Series 2022-32A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.9463% 4/23/2035 (b)(c)(d)	39,612,000	39,664,367
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 6.1759% 4/15/2037 (b)(c)(d)	25,363,000	25,479,010
Symphony Clo Xxi Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.3216%, 5.9775% 7/15/2032 (b)(c)(d)	3,657,758	3,661,401
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.959% 4/20/2033 (b)(c)(d)	27,082,773	27,111,860
Thunderbolt Aircraft Lease Series 2018-A Class A, 4.147% 9/15/2038 (c)(d)	19,419,291	18,675,237
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (c)	18,981,783	18,033,453
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 5.4113% 4/6/2042 (b)(c)(d)	3,641,000	2,725,940
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 6.4174% 1/20/2037 (b)(c)(d)	32,560,000	32,830,085
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 6.1759% 4/15/2037 (b)(c)(d)	24,125,000	24,245,601
Voya CLO Ltd/Voya CLO LLC Series 2021-2A Class A1R, CME Term SOFR 3 month Index + 1.4216%, 6.039% 7/19/2034 (b)(c)(d)	10,748,000	10,748,000
Voya CLO Ltd/Voya CLO LLC Series 2021-3A Class AR, CME Term SOFR 3 month Index + 1.4116%, 6.029% 10/20/2034 (b)(c)(d)	36,484,000	36,528,948
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 1.31% 1/20/2038 (b)(c)(d)	10,748,000	10,749,881
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,858,129,371
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (c)	15,568,799	15,597,438
MULTI-NATIONAL - 0.2%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 6.1324% 4/18/2037 (b)(c)(d)	24,647,000	24,837,471
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2022-1A Class A, CME Term SOFR 3 month Index + 1.5%, 6.1174% 7/20/2035 (b)(c)(d)	25,047,000	25,068,616
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 6.8235% 7/27/2037 (b)(c)(d)	32,417,000	32,542,681
TOTAL MULTI-NATIONAL		82,448,768
UNITED STATES - 3.4%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (c)	21,741,235	21,894,881
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (c)	19,871,188	20,011,618
AASET Trust Series 2018-1A Class A, 3.844% 1/16/2038 (c)	8,819,153	6,680,459
AASET Trust Series 2019-1 Class A, 3.844% 5/15/2039 (c)	851,236	825,775
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (c)	14,370,225	13,796,474
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (c)	4,664,187	2,799,450
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (c)	15,211,509	14,190,188
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (c)	36,572,150	33,281,231
AASET Trust Series 2022-1A Class A, 6% 5/16/2047 (c)	23,230,466	23,181,659
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (c)	3,824,103	3,823,703
Affirm Asset Securitization Trust Series 2023-X1 Class A, 7.11% 11/15/2028 (c)	1,199,523	1,202,477
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (c)	20,700,000	20,849,067
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (c)	6,410,570	6,432,380
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.9816% 7/20/2037 (b)(c)(d)	28,099,438	28,352,277
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.9123% 10/20/2037 (b)(c)(d)	10,259,000	10,309,156
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	18,910,000	19,043,425
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (c)	4,546,132	4,364,454
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (c)	720,834	630,717
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/2033 (c)	8,378,000	8,447,108
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.0475% 1/15/2035 (b)(c)(d)	27,114,000	27,167,225
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (c)	26,934,731	24,578,546
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 6.5% 12/16/2041 (c)(e)	15,311,258	15,280,023
Bofa Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (c)	7,012,000	7,098,312
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	17,076,000	17,382,309
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	5,835,093	5,868,858
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	4,752,000	4,806,743
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (c)	4,740,154	4,503,156
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (c)	18,262,772	16,802,945
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (c)	10,307,675	7,319,685
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (c)	3,223,090	3,097,039
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.9374% 4/20/2035 (b)(c)(d)	35,314,000	35,326,431
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (c)	6,563,403	6,498,999
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (c)	9,000,000	9,097,682
Cnh Equipment Trust Series 2023-A Class A2, 5.34% 9/15/2026	2,481,165	2,483,228
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (c)	35,689,573	34,615,556
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (c)	11,864,070	10,003,788
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (c)	2,669,119	2,679,497
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (c)	7,444,000	7,555,349
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (c)	7,200,000	7,215,769
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (c)	21,700,000	21,753,091
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (c)	20,812,800	19,277,498
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 6.1659% 7/15/2037 (b)(c)(d)	30,522,000	30,570,438
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (c)	22,171,852	22,589,822
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (c)	10,500,000	10,588,575
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (c)	10,500,000	10,680,773
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.7719% 1/15/2038 (b)(c)(d)	27,814,000	27,850,826
Ford Credit Auto Owner Trust Series 2022-1 Class A, 3.88% 11/15/2034 (c)	10,400,000	10,212,134
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (c)	31,100,000	31,248,139
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	15,130,000	15,293,277
Gm Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	7,660,000	7,700,097
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (c)	23,130,000	23,140,813
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.9013% 10/20/2037 (b)(c)(d)	28,343,000	28,537,886
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (c)	8,816,743	8,464,023
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (c)	6,400,000	6,463,145
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (c)	7,900,000	7,992,096
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (c)	24,695,000	24,386,759
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, CME Term SOFR 1 month Index + 1.2395%, 5.5782% 7/25/2033 (b)(d)	417,663	409,741
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (c)	3,553,454	3,569,474
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	19,400,000	19,629,539
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (c)	10,215,827	10,339,476
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (c)	15,200,000	15,348,231
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (c)	18,500,000	18,619,033
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (c)	3,900,000	3,903,125
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCH1 Class M4, CME Term SOFR 1 month Index + 1.3595%, 5.6982% 1/25/2036 (b)(d)	166,290	165,209
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (c)	6,194,391	6,225,808
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (c)	21,855,700	20,099,905
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (c)	31,997,195	30,745,561
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (c)	19,902,213	18,028,726
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 6.3045% 7/25/2054 (b)(c)(d)	9,567,887	9,560,407
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (c)	7,202,486	6,994,782
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (c)	15,728,438	14,785,204
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (c)	1,820,368	1,547,385
SBA Tower Trust Series 2019, 2.836% 1/15/2050 (c)	28,285,000	28,256,008
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (c)	10,516,000	10,189,299
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (c)	8,041,000	7,333,952
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (c)	15,300,000	15,490,170
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (c)	14,200,000	14,193,867
SFS Auto Receivables Securitization Trust Series 2023-1A Class A2A, 5.89% 3/22/2027 (c)	2,903,398	2,909,975
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (c)	10,479,000	10,581,736
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/2051 (c)	9,530,250	8,551,455
Subway Funding LLC 2024-1X Series 2024-1A Class A23, 6.505% 7/30/2054 (c)	26,198,000	26,888,896
Subway Funding LLC 2024-1X Series 2024-3A Class A2I, 5.246% 7/30/2054 (c)	37,597,000	36,606,150
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (c)	50,249,000	50,855,642
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (c)	29,873,000	30,387,664
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (c)	36,059,000	35,212,710
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (c)	17,784,000	17,279,503
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.3132% 9/25/2034 (b)(d)	48,219	49,449
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (c)	17,254,293	17,314,855
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (c)	4,942,056	4,952,234
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (c)	12,979,721	12,992,839
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (c)	7,800,000	7,744,056
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (c)	14,400,000	14,563,884
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (c)	12,689,716	13,119,398
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	19,065,000	19,086,114
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	9,413,000	9,479,955
World Omni Automobile Lease Securitization Trst Series 2023-A Class A2A, 5.47% 11/17/2025	69,372	69,388
TOTAL UNITED STATES		1,370,327,836
TOTAL ASSET-BACKED SECURITIES (Cost $3,587,268,130)		3,572,923,026

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Discover Bank USD SOFR Spread-Adj ICE Swap Rate 5Y + 1.73%, 5.974% 8/9/2028 (b)(d)	23,162,000	23,587,117
KeyBank NA/Cleveland OH 6.95% 2/1/2028	850,000	886,281
Regions Bank/Birmingham AL 6.45% 6/26/2037	30,566,000	31,159,971

TOTAL BANK NOTES (Cost $58,274,588)		55,633,369

Collateralized Mortgage Obligations - 1.2%
	Principal Amount (a)	Value ($)
UNITED KINGDOM - 0.0%
Brass No 10 PLC Series 2021-10A Class A1, 0.669% 4/16/2069 (c)(d)	772,888	771,552
UNITED STATES - 1.2%
Ajax Mortgage Loan Trust Series 2021-C Class A, 5.115% 1/25/2061 (c)	2,562,404	2,521,106
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (c)	9,089,969	7,769,351
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (c)	11,421,317	10,384,983
Bravo Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (c)	13,275,130	11,927,397
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (c)(d)	12,608,450	12,307,536
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (c)(d)	6,672,546	6,575,660
Fannie Mae Guaranteed REMICS Series 1999-17 Class PG, 6% 4/25/2029	36,252	36,783
Fannie Mae Guaranteed REMICS Series 1999-25 Class Z, 6% 6/25/2029	41,467	41,548
Fannie Mae Guaranteed REMICS Series 1999-32 Class PL, 6% 7/25/2029	49,368	50,186
Fannie Mae Guaranteed REMICS Series 1999-33 Class PK, 6% 7/25/2029	37,479	38,084
Fannie Mae Guaranteed REMICS Series 2001-20 Class Z, 6% 5/25/2031	49,547	50,283
Fannie Mae Guaranteed REMICS Series 2001-31 Class ZC, 6.5% 7/25/2031	20,402	20,606
Fannie Mae Guaranteed REMICS Series 2001-52 Class YZ, 6.5% 10/25/2031	6,598	6,792
Fannie Mae Guaranteed REMICS Series 2002-16 Class ZD, 6.5% 4/25/2032	23,700	24,212
Fannie Mae Guaranteed REMICS Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.4833% 2/25/2032 (b)(d)	4,946	4,961
Fannie Mae Guaranteed REMICS Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.7147% 3/18/2032 (b)(d)	8,852	8,930
Fannie Mae Guaranteed REMICS Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.6833% 4/25/2032 (b)(d)	9,455	9,530
Fannie Mae Guaranteed REMICS Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.6833% 10/25/2032 (b)(d)	11,540	11,632
Fannie Mae Guaranteed REMICS Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 5.4333% 1/25/2032 (b)(d)	4,556	4,564
Fannie Mae Guaranteed REMICS Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 2.8667% 11/25/2032 (d)(g)	16,952	397
Fannie Mae Guaranteed REMICS Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.4167% 12/25/2033 (d)(g)	180,600	19,503
Fannie Mae Guaranteed REMICS Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.4167% 3/25/2033 (d)(g)	9,658	936
Fannie Mae Guaranteed REMICS Series 2005-102 Class CO, 0% 11/25/2035 (f)	24,590	20,942
Fannie Mae Guaranteed REMICS Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.0367% 6/25/2035 (d)(g)	233,613	15,627
Fannie Mae Guaranteed REMICS Series 2005-72 Class ZC, 5.5% 8/25/2035	728,707	725,797
Fannie Mae Guaranteed REMICS Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 5.3735% 8/25/2035 (b)(d)	5,061	5,124
Fannie Mae Guaranteed REMICS Series 2005-79 Class ZC, 5.9% 9/25/2035	445,731	444,019
Fannie Mae Guaranteed REMICS Series 2005-81 Class PC, 5.5% 9/25/2035	85,830	86,649
Fannie Mae Guaranteed REMICS Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 1.9967% 11/25/2036 (d)(g)	137,069	12,054
Fannie Mae Guaranteed REMICS Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 1.9567% 12/25/2036 (d)(g)	87,499	7,923
Fannie Mae Guaranteed REMICS Series 2006-12 Class BO, 0% 10/25/2035 (f)	116,211	101,988
Fannie Mae Guaranteed REMICS Series 2006-15 Class OP, 0% 3/25/2036 (f)	176,113	147,055
Fannie Mae Guaranteed REMICS Series 2006-37 Class OW, 0% 5/25/2036 (f)	17,511	13,961
Fannie Mae Guaranteed REMICS Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 1.7567% 5/25/2037 (d)(g)	46,234	4,550
Fannie Mae Guaranteed REMICS Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 12.5204% 6/25/2037 (b)(d)	37,024	43,550
Fannie Mae Guaranteed REMICS Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 11.5004% 7/25/2037 (b)(d)	56,231	66,579
Fannie Mae Guaranteed REMICS Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 11.5004% 7/25/2037 (b)(d)	11,347	12,388
Fannie Mae Guaranteed REMICS Series 2010-135 Class ZA, 4.5% 12/25/2040	209,498	200,390
Fannie Mae Guaranteed REMICS Series 2010-150 Class ZC, 4.75% 1/25/2041	1,781,705	1,713,784
Fannie Mae Guaranteed REMICS Series 2011-39 Class ZA, 6% 11/25/2032	206,495	211,624
Fannie Mae Guaranteed REMICS Series 2011-4 Class PZ, 5% 2/25/2041	639,050	598,282
Fannie Mae Guaranteed REMICS Series 2011-67 Class AI, 4% 7/25/2026 (g)	4,279	46
Fannie Mae Guaranteed REMICS Series 2012-100 Class WI, 3% 9/25/2027 (g)	391,497	10,369
Fannie Mae Guaranteed REMICS Series 2012-149 Class DA, 1.75% 1/25/2043	210,309	192,967
Fannie Mae Guaranteed REMICS Series 2012-149 Class GA, 1.75% 6/25/2042	258,751	236,735
Fannie Mae Guaranteed REMICS Series 2012-154 Class F, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.9833% 1/25/2043 (b)(d)	575,331	562,178
Fannie Mae Guaranteed REMICS Series 2012-67 Class AI, 4.5% 7/25/2027 (g)	5,266	68
Fannie Mae Guaranteed REMICS Series 2012-9 Class SH, 6.4355% - U.S. 30-Day Avg. SOFR Index 1.8667% 6/25/2041 (d)(g)	13,580	65
Fannie Mae Guaranteed REMICS Series 2013-133 Class IB, 3% 4/25/2032 (g)	67,254	508
Fannie Mae Guaranteed REMICS Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.3667% 1/25/2044 (d)(g)	220,072	21,175
Fannie Mae Guaranteed REMICS Series 2015-42 Class IL, 6% 6/25/2045 (g)	1,222,462	183,949
Fannie Mae Guaranteed REMICS Series 2015-70 Class JC, 3% 10/25/2045	1,406,681	1,321,295
Fannie Mae Guaranteed REMICS Series 2017-30 Class AI, 5.5% 5/25/2047 (g)	688,245	102,710
Fannie Mae Guaranteed REMICS Series 2017-36 Class FB, U.S. 30-Day Avg. SOFR Index + 0.4645%, 5.0333% 5/25/2047 (b)(d)	1,217,003	1,180,341
Fannie Mae Guaranteed REMICS Series 2018-32 Class FB, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.9833% 5/25/2048 (b)(d)	660,753	638,395
Fannie Mae Guaranteed REMICS Series 2018-38 Class FG, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.9833% 6/25/2048 (b)(d)	1,569,101	1,513,013
Fannie Mae Guaranteed REMICS Series 2019-82 Class PI, 4% 6/25/2049 (g)	5,724,292	1,031,749
Fannie Mae Guaranteed REMICS Series 2021-59 Class H, 2% 6/25/2048	2,497,401	2,013,456
Fannie Mae Guaranteed REMICS Series 2021-66 Class DA, 2% 1/25/2048	2,643,561	2,147,626
Fannie Mae Guaranteed REMICS Series 2021-66 Class DM, 2% 1/25/2048	2,809,348	2,282,311
Fannie Mae Guaranteed REMICS Series 2021-85 Class L, 2.5% 8/25/2048	2,314,751	1,986,076
Fannie Mae Guaranteed REMICS Series 2021-95 Class BA, 2.5% 6/25/2049	11,400,624	9,730,893
Fannie Mae Guaranteed REMICS Series 2021-95, 2.5% 9/25/2048	7,465,871	6,420,640
Fannie Mae Guaranteed REMICS Series 2021-96 Class HA, 2.5% 2/25/2050	3,783,737	3,210,229
Fannie Mae Guaranteed REMICS Series 2022-1 Class KA, 3% 5/25/2048	3,718,313	3,336,476
Fannie Mae Guaranteed REMICS Series 2022-11 Class B, 3% 6/25/2049	4,458,328	3,999,437
Fannie Mae Guaranteed REMICS Series 2022-13 Class HA, 3% 8/25/2046	3,581,503	3,290,473
Fannie Mae Guaranteed REMICS Series 2022-13 Class JA, 3% 5/25/2048	3,167,553	2,859,013
Fannie Mae Guaranteed REMICS Series 2022-15 Class GC, 3% 1/25/2047	5,129,805	4,701,555
Fannie Mae Guaranteed REMICS Series 2022-17 Class BH, 3% 5/25/2047	5,590,131	5,152,760
Fannie Mae Guaranteed REMICS Series 2022-3 Class D, 2% 2/25/2048	10,796,740	9,366,972
Fannie Mae Guaranteed REMICS Series 2022-3 Class N, 2% 10/25/2047	29,735,389	25,501,876
Fannie Mae Guaranteed REMICS Series 2022-4 Class B, 2.5% 5/25/2049	2,748,088	2,350,466
Fannie Mae Guaranteed REMICS Series 2022-42 Class BA, 4% 6/25/2050	11,450,687	10,810,330
Fannie Mae Guaranteed REMICS Series 2022-49 Class TC, 4% 12/25/2048	3,323,201	3,176,524
Fannie Mae Guaranteed REMICS Series 2022-5 Class BA, 2.5% 12/25/2049	4,333,052	3,608,087
Fannie Mae Guaranteed REMICS Series 2022-5 Class DA, 2.25% 11/25/2047	11,681,863	10,147,232
Fannie Mae Guaranteed REMICS Series 2022-7 Class A, 3% 5/25/2048	5,285,937	4,743,881
Fannie Mae Guaranteed REMICS Series 2022-7 Class E, 2.5% 11/25/2047	10,974,423	9,643,884
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	5,435	5,566
Fannie Mae Mortgage pass-thru certificates Series 1999-57 Class PH, 6.5% 12/25/2029	114,494	116,887
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (f)	56,492	46,119
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (f)	88,931	73,066
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (g)	161,783	7,031
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045	3,239,676	2,992,383
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	3,745,883	3,659,392
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	13,048,365	12,115,006
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	10,527,708	10,187,392
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	2,414,037	2,166,445
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (g)	45,983	6,802
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (g)	43,141	6,454
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (d)(g)	28,338	5,248
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (d)(g)	16,323	2,553
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (g)	26,392	4,563
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (d)(g)	14,730	2,656
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (g)	180,579	29,573
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	13,167	13,361
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	38,421	39,038
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	2,081,873	1,986,989
Freddie Mac Multiclass Mortgage participation certificates Series 2018-4795 Class FA, U.S. 30-Day Avg. SOFR Index + 0.4145%, 5.0121% 5/15/2048 (b)(d)	1,073,659	1,035,377
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	2,993,153	2,568,233
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	2,174,867	1,859,656
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	3,056,569	2,625,806
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	20,771	21,076
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	143,845	146,020
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	8,158	8,286
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	23,118	23,535
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	38,561	39,132
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2156 Class TC, 6.25% 5/15/2029	3,954	3,954
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	25,819	26,179
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	13,836	13,985
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	13,859	14,078
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	132,616	134,999
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.5121% 1/15/2032 (b)(d)	3,525	3,535
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.6121% 3/15/2032 (b)(d)	5,174	5,201
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.7121% 3/15/2032 (b)(d)	4,812	4,849
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.6121% 6/15/2031 (b)(d)	8,157	8,196
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.6121% 3/15/2032 (b)(d)	2,826	2,840
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	34,068	34,775
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	48,925	49,397
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	90,369	92,238
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	203,100	203,026
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	50,884	51,739
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	938,866	948,328
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	392,367	401,132
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	619,640	622,137
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2998 Class LY, 5.5% 7/15/2025	1,196	1,195
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	202,959	202,332
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3110 Class OP, 0% 9/15/2035 (f)	19,349	18,811
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 1.888% 2/15/2036 (d)(g)	60,372	4,903
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (f)	213,696	171,484
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (f)	29,881	25,459
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (f)	116,378	94,358
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (f)	129,415	105,786
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	196,430	201,971
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	845,234	856,505
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 1.948% 11/15/2036 (d)(g)	285,352	22,685
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	64,237	65,206
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 1.868% 6/15/2037 (d)(g)	184,794	18,738
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.9621% 5/15/2037 (b)(d)	222,433	216,794
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	89,630	89,115
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	896,785	886,705
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	144,232	141,755
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	193,754	178,650
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (g)	91,394	6,262
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4281 Class AI, 4% 12/15/2028 (g)	1,246	5
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (g)	4,578	41
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (g)	526,523	21,426
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	456,592	447,389
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	1,759,119	1,672,790
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4709 Class FE, U.S. 30-Day Avg. SOFR Index + 0.4645%, 5.0621% 8/15/2047 (b)(d)	603,686	585,887
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4720 Class IO, 4% 9/15/2047 (g)	7,443,434	1,569,168
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-4765 Class IB, 4% 3/15/2048 (g)	6,534,233	1,372,108
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	864,474	766,879
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5066 Class A, 1.5% 11/25/2044	2,668,766	2,292,833
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038	8,646,612	8,172,523
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	3,034,033	2,585,250
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	13,588,818	11,491,966
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	2,718,614	2,380,996
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	18,039,788	15,508,867
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	2,880,427	2,459,901
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	2,783,795	2,377,371
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	2,758,340	2,414,031
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	2,327,312	1,986,719
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	3,195,852	2,687,761
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	2,327,319	1,986,720
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	2,093,409	1,833,845
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	10,176,329	8,962,152
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	2,461,335	2,199,456
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	2,247,501	1,971,796
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	3,870,689	3,404,033
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	3,370,895	3,107,571
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	4,399,368	4,363,637
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	9,846,026	9,681,553
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	46,773	47,600
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	4,571	4,647
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	7,148	7,260
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (f)	65,256	52,442
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 5.0301% 5/20/2060 (b)(d)(h)	372,515	371,574
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 5.0665% 8/20/2060 (b)(d)(h)	111,094	110,689
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 5.1465% 12/20/2060 (b)(d)(h)	255,225	254,329
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 5.2665% 12/20/2060 (b)(d)(h)	230,586	230,292
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 5.2665% 2/20/2061 (b)(d)(h)	237,082	236,735
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 5.2565% 2/20/2061 (b)(d)(h)	289,632	289,105
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 5.2665% 4/20/2061 (b)(d)(h)	252,045	251,736
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 5.2665% 5/20/2061 (b)(d)(h)	255,512	255,116
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 5.2665% 5/20/2061 (b)(d)(h)	241,217	240,896
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 5.2965% 6/20/2061 (b)(d)(h)	280,855	280,627
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 5.3165% 9/20/2061 (b)(d)(h)	771,414	770,958
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.3665% 10/20/2061 (b)(d)(h)	288,491	288,485
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.4665% 11/20/2061 (b)(d)(h)	378,904	379,316
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.4665% 1/20/2062 (b)(d)(h)	172,589	172,811
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.3965% 1/20/2062 (b)(d)(h)	338,938	339,075
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.3965% 3/20/2062 (b)(d)(h)	156,445	156,448
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.4165% 5/20/2061 (b)(d)(h)	13,730	13,724
Ginnie Mae Mortgage pass-thru certificates Series 2012-H23 Class WA, CME Term SOFR 1 month Index + 0.6345%, 5.2865% 10/20/2062 (b)(d)(h)	8,332	8,322
Ginnie Mae Mortgage pass-thru certificates Series 2013-H07 Class BA, CME Term SOFR 1 month Index + 0.36%, 5.1265% 3/20/2063 (b)(d)(h)	11,293	11,258
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.3665% 1/20/2064 (b)(d)(h)	158,886	158,882
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 5.3665% 12/20/2063 (b)(d)(h)	262,689	262,676
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 5.2665% 6/20/2064 (b)(d)(h)	212,302	212,032
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 5.0465% 5/20/2063 (b)(d)(h)	9,068	8,974
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (h)	16,046	15,563
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 4.9665% 4/20/2063 (b)(d)(h)	11,560	11,454
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 4.78% 5/20/2066 (b)(d)(h)	557,943	554,643
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 5.1665% 12/20/2062 (b)(d)(h)	33,879	33,675
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	312,634	278,438
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.63% 8/20/2066 (b)(d)(h)	977,378	971,356
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	313,016	306,627
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 1.9884% 5/16/2034 (d)(g)	63,806	3,782
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 2.6884% 8/17/2034 (d)(g)	63,868	5,031
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index x 39.5131%, 13.1306% 6/16/2037 (b)(d)	2,024	2,262
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.1784% 6/16/2037 (d)(g)	116,688	10,399
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	195,965	183,960
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	2,643,216	2,512,744
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	582,320	553,042
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 5.2501% 3/20/2060 (b)(d)(h)	471,616	471,253
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (g)	30,148	1,522
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 1.6153% 7/20/2041 (d)(g)	242,778	20,425
Ginnie Mae REMIC pass-thru certificates Series 2012-98 Class FA, CME Term SOFR 1 month Index + 0.5145%, 4.8847% 8/20/2042 (b)(d)	551,976	541,562
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	1,273,378	1,244,972
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	5,210,583	4,662,686
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	1,949,340	1,761,014
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	3,285,270	2,925,258
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	2,678,526	2,397,911
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	581,773	527,403
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	6,326,608	5,555,197
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	2,788,555	2,456,158
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	2,234,364	1,984,315
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	2,841,153	2,567,379
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	2,574,765	2,357,260
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.9847% 10/20/2049 (b)(d)	1,486,164	1,452,646
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.9347% 2/20/2049 (b)(d)	2,921,113	2,867,572
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.254% 5/20/2065 (d)(h)	79,917	78,310
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (c)	4,695,003	4,504,697
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (c)	7,164,478	6,540,725
New York Mortgage Trust Series 2021-SP1 Class A1, 4.6696% 8/25/2061 (c)	7,434,923	7,166,109
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (c)	10,769,132	9,818,751
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (c)	5,767,989	5,275,774
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (c)	1,974,507	1,943,258
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (c)	1,978,139	1,915,868
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (c)	4,198,624	4,185,928
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (c)	10,038,886	9,342,810
PRPM LLC Series 2021-RPL2 Class A1, 1.455% 10/25/2051 (c)(d)	4,833,048	4,388,072
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (c)	3,258,291	3,156,210
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (c)(d)	11,457,357	10,950,777
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (c)	3,296,345	3,131,740
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5914% 7/20/2034 (b)(d)	8,460	7,790
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 5.0932% 9/25/2043 (b)(d)	512,826	490,597
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (c)	16,286,564	15,073,277
TOTAL UNITED STATES		472,374,858
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $489,584,497)		473,146,410

Commercial Mortgage Securities - 5.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 5.5%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (c)	17,278,000	15,897,488
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (c)	3,878,000	3,306,463
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class CNM, 3.7186% 11/5/2032 (c)(d)	1,604,000	1,151,137
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.548% 1/15/2039 (b)(c)(d)	18,694,055	18,630,138
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class B, CME Term SOFR 1 month Index + 1.55%, 5.948% 1/15/2039 (b)(c)(d)	3,530,585	3,505,346
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class C, CME Term SOFR 1 month Index + 2.15%, 6.548% 1/15/2039 (b)(c)(d)	2,521,199	2,498,333
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	8,978,659	8,815,955
BANK Series 2018-BN10 Class A4, 3.428% 2/15/2061	9,848,436	9,427,253
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	2,858,000	2,563,900
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	2,194,264	2,085,943
BANK Series 2020-BN25 Class XB, 0.4365% 1/15/2063 (d)(g)	31,293,000	610,363
BANK Series 2021-BN33 Class XA, 1.0471% 5/15/2064 (d)(g)	14,061,699	636,582
BANK Series 2021-BN34 Class A4, 2.156% 6/15/2063	5,000,000	4,145,616
BANK Series 2021-BN35 Class ASB, 2.067% 6/15/2064	7,200,000	6,441,945
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.2967% 9/15/2056 (d)	17,797,000	18,610,556
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	3,240,000	3,134,635
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	2,700,000	2,553,346
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7509% 12/15/2062 (d)(g)	99,803,914	2,305,480
Benchmark Mortgage Trust Series 2020-B17 Class XA, 1.4118% 3/15/2053 (d)(g)	102,081,779	4,474,040
Benchmark Mortgage Trust Series 2020-B18 Class XA, 1.7825% 7/15/2053 (d)(g)	49,207,392	2,581,764
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.7392% 3/15/2041 (b)(c)(d)	16,008,033	16,013,035
BMO Mortgage Trust Series 2022-C3 Class ASB, 5.3255% 9/15/2054 (d)	6,607,000	6,717,885
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.769% 6/15/2041 (b)(c)(d)	22,372,000	22,455,164
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 6.0387% 6/15/2041 (b)(c)(d)	11,045,000	11,062,258
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 6.2384% 6/15/2041 (b)(c)(d)	7,810,000	7,814,881
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.2951% 4/15/2037 (b)(c)(d)	76,026,000	76,311,098
BPR Trust Series 2022-OANA Class B, CME Term SOFR 1 month Index + 2.447%, 6.8441% 4/15/2037 (b)(c)(d)	19,373,000	19,457,757
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.4433% 4/15/2034 (b)(c)(d)	14,082,756	13,979,469
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.7433% 4/15/2034 (b)(c)(d)	15,742,000	15,594,419
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 6.0433% 4/15/2034 (b)(c)(d)	10,407,000	10,283,417
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.3433% 4/15/2034 (b)(c)(d)	10,925,000	10,781,609
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.2006% 10/15/2036 (b)(c)(d)	49,523,000	49,275,385
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.4103% 10/15/2036 (b)(c)(d)	5,541,000	5,499,443
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.6101% 10/15/2036 (b)(c)(d)	7,417,000	7,352,101
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.8098% 10/15/2036 (b)(c)(d)	7,201,000	7,128,990
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.459% 10/15/2036 (b)(c)(d)	25,035,000	24,941,119
BX Commercial Mortgage Trust Series 2021-VINO Class A, CME Term SOFR 1 month Index + 0.7668%, 5.1638% 5/15/2038 (b)(c)(d)	5,409,863	5,404,790
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8881% 4/15/2037 (b)(c)(d)	28,267,720	28,303,055
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.41% 2/15/2039 (b)(c)(d)	28,921,279	28,930,311
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.7094% 2/15/2039 (b)(c)(d)	11,022,200	10,980,867
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.9588% 2/15/2039 (b)(c)(d)	11,022,200	10,980,867
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 6.3579% 2/15/2039 (b)(c)(d)	11,022,200	10,980,867
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.1585% 12/9/2040 (b)(c)(d)	18,705,915	18,781,908
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.5879% 12/9/2040 (b)(c)(d)	5,070,447	5,075,190
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 7.0373% 12/9/2040 (b)(c)(d)	2,240,430	2,241,830
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.7998% 12/15/2039 (b)(c)(d)	11,061,000	11,064,397
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 6.0384% 5/15/2041 (c)(d)	41,651,660	41,846,903
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7887% 3/15/2041 (b)(c)(d)	89,765,501	90,130,174
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.1474% 10/15/2026 (b)(c)(d)	12,443,600	12,389,159
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.3125% 2/15/2036 (b)(c)(d)	7,697,069	7,697,069
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.1825% 6/15/2038 (b)(c)(d)	5,874,143	5,866,801
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.3371% 4/15/2037 (b)(c)(d)	14,409,810	14,427,822
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.6871% 4/15/2037 (b)(c)(d)	3,251,669	3,257,766
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.2361% 4/15/2037 (b)(c)(d)	2,722,796	2,727,902
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.839% 4/15/2041 (b)(c)(d)	52,119,511	52,249,810
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.0886% 4/15/2041 (b)(c)(d)	8,306,300	8,329,130
BX Trust Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.3383% 4/15/2041 (b)(c)(d)	6,896,419	6,909,350
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.8391% 2/15/2039 (b)(c)(d)	38,268,011	38,423,475
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.1886% 2/15/2039 (b)(c)(d)	4,785,202	4,785,202
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.0883% 3/15/2041 (b)(c)(d)	14,516,739	14,512,203
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.338% 3/15/2041 (b)(c)(d)	19,272,426	19,266,403
CAMB Commercial Mortgage Trust Series 2019-LIFE Class A, CME Term SOFR 1 month Index + 1.367%, 5.765% 12/15/2037 (b)(c)(d)	11,218,000	11,223,616
CD Mortgage Trust Series 2017-CD5 Class A3, 3.171% 8/15/2050	14,100,000	13,474,559
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (c)	64,636,420	63,153,855
CF Hippolyta Issuer LLC Series 2020-1 Class A2, 1.99% 7/15/2060 (c)	24,904,633	22,358,707
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (c)	46,851,895	44,417,152
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A3, 4.145% 11/10/2051	1,000,000	949,544
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.0325% 8/10/2056 (d)(g)	47,915,159	1,654,669
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	13,797,000	13,413,841
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A3, 3.5438% 11/15/2048	3,179,799	3,156,991
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (c)	4,302,064	4,192,757
DTP Coml Mtg Trust Series 2023-STE2 Class A, 5.8433% 1/15/2041 (c)(d)	7,693,000	7,775,041
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.2135% 11/15/2038 (b)(c)(d)	51,777,731	51,745,370
ELP Commercial Mortgage Trust Series 2021-ELP Class B, CME Term SOFR 1 month Index + 1.2347%, 5.6327% 11/15/2038 (b)(c)(d)	19,941,788	19,916,861
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5915% 7/15/2038 (b)(c)(d)	11,478,465	11,485,639
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 5.8915% 7/15/2038 (b)(c)(d)	8,353,420	8,358,641
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.2115% 7/15/2038 (b)(c)(d)	6,158,489	6,166,187
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.7615% 7/15/2038 (b)(c)(d)	12,453,501	12,484,635
Freddie Mac Multiclass Mortgage participation certificates Series 2015-K044 Class A2, 2.811% 1/25/2025	3,745,066	3,733,493
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K047 Class A2, 3.329% 5/25/2025	22,049,420	21,915,216
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	3,125,830	3,098,117
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K054 Class A2, 2.745% 1/25/2026	14,195,324	13,952,821
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	6,000,000	5,799,290
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	8,923,488	8,606,539
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	13,300,000	12,839,150
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	18,600,000	17,930,850
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	6,100,000	5,900,706
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	15,200,000	14,657,682
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	31,100,000	30,188,652
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K075 Class A2, 3.65% 2/25/2028	42,000,000	40,777,052
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	6,900,000	6,740,712
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	22,800,000	22,224,138
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	5,000,000	4,869,779
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	4,200,000	4,108,512
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K084 Class A2, 3.78% 10/25/2028	6,000,000	5,805,064
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K085 Class A2, 4.06% 10/25/2028	6,050,000	5,909,648
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K731 Class A2, 3.6% 2/25/2025	3,220,126	3,210,147
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K098 Class A2, 2.425% 8/25/2029	3,500,000	3,171,190
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	13,400,000	12,337,466
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K744 Class A2, 1.712% 7/25/2028	5,025,557	4,565,567
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K745 Class A2, 1.657% 8/25/2028	5,500,000	4,957,487
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-151 Class A2, 3.8% 10/25/2032	2,700,000	2,507,162
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	4,300,000	3,631,456
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K748 Class A2, 2.26% 1/25/2029	54,100,000	49,307,780
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K751 Class A2, 4.412% 3/25/2030	10,600,000	10,427,629
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-165 Class A2, 4.489% 9/25/2034	1,800,000	1,733,894
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K517 Class A2, 5.355% 1/25/2029	19,200,000	19,616,797
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K758 Class A2, 4.68% 10/25/2031	2,900,000	2,866,595
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.1501% 8/10/2044 (c)(d)	3,233,799	3,100,774
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	2,679,224	2,569,095
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	6,823,572	6,718,653
GS Mortgage Securities Trust Series 2018-3PCK Class A, CME Term SOFR 1 month Index + 2.0645%, 6.4625% 9/15/2031 (b)(c)(d)	4,857,956	4,815,539
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	4,160,000	3,976,992
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	1,030,989	1,019,546
GS Mortgage Securities Trust Series 2019-GC38 Class A3, 3.703% 2/10/2052	1,100,000	1,048,405
GS Mortgage Securities Trust Series 2020-GC45 Class AAB, 2.8428% 2/13/2053	4,750,000	4,524,283
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.4625% 10/15/2036 (b)(c)(d)	21,765,000	21,618,417
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.6625% 10/15/2036 (b)(c)(d)	3,364,000	3,306,345
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 6.0625% 10/15/2036 (b)(c)(d)	2,773,000	2,738,952
Intown Mortgage Trust Series 2022-STAY Class A, CME Term SOFR 1 month Index + 2.4886%, 6.8856% 8/15/2039 (b)(c)(d)	54,074,000	54,107,796
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class A3, 3.3928% 12/15/2049	13,946,510	13,579,565
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	1,630,210	1,607,090
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (c)	3,450,000	2,718,874
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (c)	5,907,000	3,761,721
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 6.0125% 9/15/2029 (b)(c)(d)	5,557,878	5,238,302
JPMorgan Chase Commercial Mortgage Securities Trust Series 2022-NLP Class A, CME Term SOFR 1 month Index + 0.5965%, 4.9936% 4/15/2037 (b)(c)(d)	13,375,030	13,078,272
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.6923% 5/15/2039 (b)(c)(d)	57,498,000	56,204,295
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.191% 5/15/2039 (b)(c)(d)	33,561,000	32,249,312
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.4902% 5/15/2039 (b)(c)(d)	19,262,000	18,250,745
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.939% 5/15/2039 (b)(c)(d)	17,119,000	15,860,813
LIFE Mortgage Trust Series 2021-BMR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.2115% 3/15/2038 (b)(c)(d)	18,998,737	18,761,253
LIFE Mortgage Trust Series 2021-BMR Class B, CME Term SOFR 1 month Index + 0.9945%, 5.3915% 3/15/2038 (b)(c)(d)	5,915,988	5,838,341
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.6115% 3/15/2038 (b)(c)(d)	3,722,179	3,668,672
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.9115% 3/15/2038 (b)(c)(d)	5,177,580	5,099,917
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.2615% 3/15/2038 (b)(c)(d)	4,523,244	4,410,163
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.2125% 7/15/2038 (b)(c)(d)	22,147,000	22,126,237
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A3, 3.272% 1/15/2049	25,898,504	25,585,049
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	11,843,000	11,475,698
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.1738% 6/15/2054 (d)(g)	46,918,266	2,222,725
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (c)(d)	18,568,984	17,917,638
MSWF Commercial Mortgage Trust Series 2023-2 Class XD, 3.0181% 12/15/2056 (c)(d)(g)	8,200,000	1,621,592
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4862% 11/15/2040 (b)(c)(d)	9,979,643	10,054,553
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.2351% 11/15/2040 (b)(c)(d)	10,975,200	11,056,568
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (c)	365,408	372,396
RLGH Trust Series 2021-TROT Class A, CME Term SOFR 1 month Index + 0.9145%, 5.3125% 4/15/2036 (b)(c)(d)	12,400,000	12,336,133
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.3971% 2/15/2039 (b)(c)(d)	9,333,000	9,172,455
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 7.0471% 2/15/2039 (b)(c)(d)	4,854,000	4,758,555
SREIT Trust Series 2021-FLWR Class A, CME Term SOFR 1 month Index + 0.691%, 5.088% 7/15/2036 (b)(c)(d)	16,700,000	16,679,125
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.2424% 11/15/2038 (b)(c)(d)	38,518,516	38,482,405
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.5914% 11/15/2038 (b)(c)(d)	27,730,843	27,678,848
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.8406% 11/15/2038 (b)(c)(d)	12,001,932	11,971,927
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.0898% 11/15/2038 (b)(c)(d)	7,887,422	7,877,562
Taubman Centers Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.7429% 12/15/2039 (b)(c)(d)	34,548,000	34,526,370
Taubman Centers Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 6.0924% 12/15/2039 (b)(c)(d)	8,416,000	8,410,737
Taubman Centers Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 6.4919% 12/15/2039 (b)(c)(d)	6,204,000	6,203,976
UBS Commercial Mortgage Trust Series 2017-C6 Class A5, 3.5795% 12/15/2050	7,045,000	6,709,918
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	2,800,000	2,694,436
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (c)	29,470,000	23,607,757
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (c)	1,400,000	1,103,241
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/2042 (c)(d)	40,100,000	822,756
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 5.5463% 7/15/2048 (b)(c)(d)	8,500,000	8,510,617
Wells Fargo Commercial Mortgage Trust Series 2016-C37 Class A4, 3.525% 12/15/2049	6,471,242	6,327,207
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class A3, 3.374% 12/15/2059	8,922,099	8,709,497
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class A4, 4.152% 8/15/2051	1,115,000	1,072,312
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.9118% 8/15/2051 (d)(g)	40,297,372	857,661
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.7125% 5/15/2031 (b)(c)(d)	19,889,000	19,548,391
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3, 5.928% 7/15/2057	8,000,000	8,243,038
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3878% 8/15/2041 (b)(c)(d)	7,800,000	7,835,277
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.0882% 8/15/2041 (b)(c)(d)	22,500,000	22,602,866
TOTAL UNITED STATES		2,225,973,875
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,255,361,250)		2,225,973,875

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.1%
Colombian Republic 8% 11/14/2035	10,685,000	10,749,110
Colombian Republic 8.75% 11/14/2053	14,370,000	14,513,700
TOTAL COLOMBIA		25,262,810
PANAMA - 0.1%
Panamanian Republic 3.298% 1/19/2033	50,825,000	38,277,578
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $77,172,742)		63,540,388

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
New Jersey - 0.1%
General Obligations - 0.1%
New Jersey Eco Dev Auth St Pen (New Jersey St Proj.) 7.425% 2/15/2029 (National Public Finance Guarantee Corporation Insured) (Cost $36,945,329)	32,466,000	34,338,509
TOTAL MUNICIPAL SECURITIES (Cost $36,945,329)		34,338,509

Non-Convertible Corporate Bonds - 26.0%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia 3.61% 9/12/2034 (c)(d)	12,091,000	11,124,709
Commonwealth Bank of Australia 3.784% 3/14/2032 (c)	10,165,000	9,082,246
Westpac Banking Corp 4.11% 7/24/2034 (d)	17,722,000	16,689,378

TOTAL AUSTRALIA		36,896,333
BELGIUM - 0.4%
Consumer Staples - 0.4%
Beverages - 0.4%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.9% 2/1/2046	16,200,000	14,731,742
Anheuser-Busch InBev Worldwide Inc 3.5% 6/1/2030	10,000,000	9,375,532
Anheuser-Busch InBev Worldwide Inc 5.45% 1/23/2039	23,200,000	23,249,712
Anheuser-Busch InBev Worldwide Inc 5.55% 1/23/2049	54,331,000	53,442,161
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059	55,947,000	56,969,359

TOTAL BELGIUM		157,768,506
CANADA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cenovus Energy Inc 5.25% 6/15/2037	13,846,000	12,963,850
Enbridge Inc 4.25% 12/1/2026	8,321,000	8,241,600
		21,205,450
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026	6,732,000	6,593,572
TOTAL CANADA		27,799,022
FRANCE - 0.2%
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 2.219% 6/9/2026 (c)(d)	32,804,000	32,379,916
Societe Generale SA 1.488% 12/14/2026 (c)(d)	40,199,000	38,794,431
Societe Generale SA 3.337% 1/21/2033 (c)(d)	17,500,000	14,791,790

TOTAL FRANCE		85,966,137
GERMANY - 0.5%
Financials - 0.2%
Capital Markets - 0.2%
Deutsche Bank AG 4.5% 4/1/2025	67,655,000	67,552,768
Deutsche Bank AG/New York NY 3.035% 5/28/2032 (d)	4,469,000	3,830,316
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (d)	22,570,000	23,435,140
		94,818,224
Health Care - 0.2%
Pharmaceuticals - 0.2%
Bayer US Finance II LLC 4.25% 12/15/2025 (c)	63,993,000	63,561,660
Industrials - 0.1%
Machinery - 0.1%
Daimler Truck Finance North America LLC 2% 12/14/2026 (c)	30,000,000	28,426,310
TOTAL GERMANY		186,806,194
HONG KONG - 0.1%
Financials - 0.1%
Insurance - 0.1%
AIA Group Ltd 3.2% 9/16/2040 (c)	15,222,000	11,349,076
AIA Group Ltd 3.375% 4/7/2030 (c)	30,867,000	28,616,397

TOTAL HONG KONG		39,965,473
IRELAND - 0.6%
Financials - 0.4%
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	17,295,000	16,556,380
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	18,114,000	16,772,840
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	19,378,000	16,884,425
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	15,328,000	15,248,317
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	59,444,000	61,293,841
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025	15,770,000	15,871,687
		142,627,490
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (c)	21,306,000	21,072,445
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (c)	40,000,000	40,406,285
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (c)	33,577,000	34,511,899
		95,990,629
TOTAL IRELAND		238,618,119
ITALY - 0.1%
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (c)	48,607,000	48,613,855
MEXICO - 0.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Petroleos Mexicanos 4.5% 1/23/2026	24,688,000	23,774,544
Petroleos Mexicanos 5.35% 2/12/2028	3,500,000	3,204,704
Petroleos Mexicanos 5.95% 1/28/2031	26,624,000	22,395,310
Petroleos Mexicanos 6.35% 2/12/2048	14,404,000	9,461,700
Petroleos Mexicanos 6.49% 1/23/2027	37,360,000	36,180,825
Petroleos Mexicanos 6.5% 3/13/2027	21,300,000	20,524,680
Petroleos Mexicanos 6.7% 2/16/2032	43,200,000	37,719,000
Petroleos Mexicanos 6.75% 9/21/2047	102,130,000	70,214,375
Petroleos Mexicanos 6.84% 1/23/2030	14,971,000	13,638,581
Petroleos Mexicanos 6.95% 1/28/2060	18,760,000	12,832,966
Petroleos Mexicanos 7.69% 1/23/2050	117,141,000	88,090,032

TOTAL MEXICO		338,036,717
NETHERLANDS - 0.1%
Financials - 0.1%
Banks - 0.1%
Cooperatieve Rabobank UA 4.375% 8/4/2025	36,518,000	36,370,740
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (c)	5,590,497	5,803,663
SWITZERLAND - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG 1.494% 8/10/2027 (c)(d)	24,731,000	23,399,824
UBS Group AG 3.091% 5/14/2032 (c)(d)	13,398,000	11,653,342
UBS Group AG 3.75% 3/26/2025	24,390,000	24,316,983
UBS Group AG 3.869% 1/12/2029 (c)(d)	9,005,000	8,671,051
UBS Group AG 4.125% 9/24/2025 (c)	17,678,000	17,595,216
UBS Group AG 4.194% 4/1/2031 (c)(d)	40,079,000	37,869,795
UBS Group AG 4.55% 4/17/2026	5,038,000	5,020,337
UBS Group AG 6.537% 8/12/2033 (c)(d)	30,000,000	31,807,299
		160,333,847
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (c)(d)	3,800,000	3,768,517
TOTAL SWITZERLAND		164,102,364
UNITED KINGDOM - 0.7%
Financials - 0.7%
Banks - 0.7%
Barclays PLC 2.852% 5/7/2026 (d)	34,514,000	34,248,138
Barclays PLC 2.894% 11/24/2032 (d)	13,572,000	11,460,738
Barclays PLC 4.375% 1/12/2026	28,767,000	28,630,268
Barclays PLC 5.088% 6/20/2030 (d)	35,020,000	34,112,228
Barclays PLC 5.2% 5/12/2026	11,811,000	11,824,464
Barclays PLC 5.829% 5/9/2027 (d)	33,090,000	33,446,340
Barclays PLC 6.224% 5/9/2034 (d)	31,185,000	32,032,912
Barclays PLC 6.692% 9/13/2034 (d)	45,000,000	47,634,735
HSBC Holdings PLC 2.099% 6/4/2026 (d)	25,000,000	24,705,223
NatWest Group PLC 3.073% 5/22/2028 (d)	20,149,000	19,270,634
		277,365,680
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (c)	9,575,000	8,831,889
TOTAL UNITED KINGDOM		286,197,569
UNITED STATES - 22.0%
Communication Services - 2.2%
Diversified Telecommunication Services - 0.6%
AT&T Inc 2.55% 12/1/2033	53,719,000	43,272,460
AT&T Inc 3.65% 9/15/2059	8,031,000	5,319,460
AT&T Inc 3.8% 12/1/2057	106,127,000	73,217,421
AT&T Inc 4.3% 2/15/2030	13,106,000	12,692,830
AT&T Inc 4.75% 5/15/2046	10,000,000	8,680,279
Verizon Communications Inc 2.987% 10/30/2056	65,611,000	38,909,122
Verizon Communications Inc 3.15% 3/22/2030	9,123,000	8,353,914
Verizon Communications Inc 4.78% 2/15/2035 (c)	5,482,000	5,218,483
Verizon Communications Inc 4.862% 8/21/2046	27,196,000	24,263,285
Verizon Communications Inc 5.012% 4/15/2049	3,772,000	3,488,547
		223,415,801
Entertainment - 0.0%
NBCUniversal Media LLC 5.95% 4/1/2041	6,541,000	6,620,440
Walt Disney Co/The 3.6% 1/13/2051	25,350,000	18,631,229
		25,251,669
Media - 1.3%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	5,005,000	3,963,629
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	11,421,000	10,203,403
Charter Communications Operating LLC / Charter Communications Operating Capital 4.908% 7/23/2025	4,371,000	4,365,796
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	10,610,000	10,381,778
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053	11,329,000	9,143,870
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	83,513,000	68,545,095
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	11,421,000	9,086,994
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	11,687,000	9,990,502
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	20,760,000	21,161,223
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	24,519,000	23,168,438
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	14,327,000	14,655,192
Comcast Corp 3.3% 4/1/2027	6,795,000	6,600,981
Comcast Corp 3.4% 4/1/2030	6,970,000	6,467,438
Comcast Corp 3.75% 4/1/2040	2,448,000	1,969,005
Comcast Corp 3.9% 3/1/2038	5,001,000	4,204,506
Comcast Corp 4.65% 7/15/2042	11,795,000	10,344,733
Discovery Communications LLC 3.625% 5/15/2030	14,753,000	13,124,254
Discovery Communications LLC 4.125% 5/15/2029	937,000	872,985
Discovery Communications LLC 5% 9/20/2037	21,335,000	17,790,234
Time Warner Cable LLC 4.5% 9/15/2042	19,701,000	14,738,278
Time Warner Cable LLC 5.5% 9/1/2041	8,397,000	7,125,668
Time Warner Cable LLC 5.875% 11/15/2040	7,566,000	6,770,029
Time Warner Cable LLC 6.55% 5/1/2037	73,937,000	71,487,944
Time Warner Cable LLC 6.75% 6/15/2039	10,675,000	10,462,430
Time Warner Cable LLC 7.3% 7/1/2038	16,247,000	16,528,492
Warnermedia Holdings Inc 3.638% 3/15/2025	10,102,000	10,069,515
Warnermedia Holdings Inc 3.755% 3/15/2027	19,757,000	19,034,506
Warnermedia Holdings Inc 4.054% 3/15/2029	5,910,000	5,498,956
Warnermedia Holdings Inc 4.279% 3/15/2032	28,666,000	25,260,684
Warnermedia Holdings Inc 5.05% 3/15/2042	14,442,000	11,595,225
Warnermedia Holdings Inc 5.141% 3/15/2052	115,677,000	85,948,506
		530,560,289
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 2.25% 11/15/2031	40,000,000	33,228,172
T-Mobile USA Inc 3.75% 4/15/2027	25,540,000	24,951,523
T-Mobile USA Inc 3.875% 4/15/2030	36,970,000	34,788,305
T-Mobile USA Inc 4.375% 4/15/2040	5,513,000	4,778,713
T-Mobile USA Inc 4.5% 4/15/2050	10,830,000	8,879,837
		106,626,550
TOTAL COMMUNICATION SERVICES		885,854,309

Consumer Discretionary - 0.7%
Automobiles - 0.1%
General Motors Financial Co Inc 2.35% 2/26/2027	17,500,000	16,582,112
General Motors Financial Co Inc 4% 1/15/2025	14,536,000	14,529,899
General Motors Financial Co Inc 5.85% 4/6/2030	13,062,000	13,340,599
		44,452,610
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp 3.3% 7/1/2025	2,498,000	2,480,167
McDonald's Corp 3.5% 7/1/2027	7,113,000	6,928,119
McDonald's Corp 3.6% 7/1/2030	8,445,000	7,921,668
McDonald's Corp 4.2% 4/1/2050	4,263,000	3,366,181
		20,696,135
Household Durables - 0.1%
DR Horton Inc 2.6% 10/15/2025	34,514,000	33,938,714
Toll Brothers Finance Corp 4.875% 3/15/2027	16,319,000	16,305,365
		50,244,079
Specialty Retail - 0.4%
AutoNation Inc 3.85% 3/1/2032	21,966,000	19,687,974
AutoNation Inc 4.75% 6/1/2030	3,310,000	3,195,697
AutoZone Inc 3.625% 4/15/2025	4,758,000	4,741,877
AutoZone Inc 4% 4/15/2030	22,128,000	21,065,988
Home Depot Inc/The 2.5% 4/15/2027	3,139,000	3,003,748
Lowe's Cos Inc 3.35% 4/1/2027	3,072,000	2,983,696
Lowe's Cos Inc 3.75% 4/1/2032	9,454,000	8,657,768
Lowe's Cos Inc 4.25% 4/1/2052	59,996,000	46,823,000
Lowe's Cos Inc 4.45% 4/1/2062	39,650,000	30,710,521
Lowe's Cos Inc 4.5% 4/15/2030	16,112,000	15,807,431
O'Reilly Automotive Inc 4.2% 4/1/2030	4,968,000	4,776,228
		161,453,928
Textiles, Apparel & Luxury Goods - 0.0%
NIKE Inc 2.75% 3/27/2027	6,632,000	6,393,313
TOTAL CONSUMER DISCRETIONARY		283,240,065

Consumer Staples - 0.3%
Beverages - 0.3%
Coca-Cola Co/The 3.375% 3/25/2027	24,531,000	24,021,507
Coca-Cola Co/The 3.45% 3/25/2030	14,988,000	14,139,620
Molson Coors Beverage Co 3% 7/15/2026	48,345,000	47,093,051
Molson Coors Beverage Co 5% 5/1/2042	3,080,000	2,830,877
PepsiCo Inc 2.625% 3/19/2027	2,862,000	2,757,241
PepsiCo Inc 2.75% 3/19/2030	18,600,000	16,894,737
		107,737,033
Consumer Staples Distribution & Retail - 0.0%
Sysco Corp 3.25% 7/15/2027	11,011,000	10,622,021
Food Products - 0.0%
Archer-Daniels-Midland Co 3.25% 3/27/2030	6,931,000	6,397,747
General Mills Inc 2.875% 4/15/2030	3,013,000	2,709,968
		9,107,715
Household Products - 0.0%
Kimberly-Clark Corp 3.1% 3/26/2030	1,764,000	1,630,646
TOTAL CONSUMER STAPLES		129,097,415

Energy - 1.9%
Energy Equipment & Services - 0.0%
Halliburton Co 3.8% 11/15/2025	207,000	205,261
Halliburton Co 4.85% 11/15/2035	7,402,000	7,033,352
		7,238,613
Oil, Gas & Consumable Fuels - 1.9%
Columbia Pipeline Group Inc 4.5% 6/1/2025	6,628,000	6,610,458
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (c)	5,327,000	5,483,147
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (c)	14,358,000	14,728,452
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (c)	4,293,000	4,454,583
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (c)	7,728,000	8,098,738
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (c)	4,626,000	4,911,077
DCP Midstream Operating LP 5.125% 5/15/2029	15,661,000	15,685,671
DCP Midstream Operating LP 5.6% 4/1/2044	13,506,000	12,623,627
DCP Midstream Operating LP 6.45% 11/3/2036 (c)	10,621,000	10,927,087
Energy Transfer LP 3.75% 5/15/2030	27,891,000	26,021,592
Energy Transfer LP 4.95% 6/15/2028	18,799,000	18,765,815
Energy Transfer LP 5% 5/15/2050	29,826,000	25,303,062
Energy Transfer LP 5.25% 4/15/2029	10,158,000	10,194,200
Energy Transfer LP 5.25% 7/1/2029	11,564,000	11,619,042
Energy Transfer LP 5.4% 10/1/2047	6,651,000	5,975,431
Energy Transfer LP 5.6% 9/1/2034	20,000,000	19,982,433
Energy Transfer LP 5.8% 6/15/2038	10,481,000	10,301,435
Energy Transfer LP 6% 6/15/2048	26,826,000	25,911,521
Energy Transfer LP 6.25% 4/15/2049	7,637,000	7,643,396
Enterprise Products Operating LLC 3.7% 2/15/2026	8,600,000	8,517,501
Enterprise Products Operating LLC 3.75% 2/15/2025	285,000	284,589
Hess Corp 4.3% 4/1/2027	23,059,000	22,823,711
Hess Corp 5.6% 2/15/2041	5,656,000	5,585,736
Hess Corp 7.125% 3/15/2033	4,791,000	5,309,740
Hess Corp 7.3% 8/15/2031	6,610,000	7,340,904
Hess Corp 7.875% 10/1/2029	20,178,000	22,476,686
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	1,645,000	1,709,165
MPLX LP 2.65% 8/15/2030	9,000,000	7,875,253
MPLX LP 4.8% 2/15/2029	5,370,000	5,323,087
MPLX LP 4.95% 9/1/2032	30,925,000	29,815,252
MPLX LP 5.5% 2/15/2049	16,108,000	14,789,697
Occidental Petroleum Corp 5.55% 10/1/2034	27,742,000	26,983,924
Occidental Petroleum Corp 5.55% 3/15/2026	26,200,000	26,291,962
Occidental Petroleum Corp 6.2% 3/15/2040	7,169,000	7,062,896
Occidental Petroleum Corp 6.45% 9/15/2036	15,883,000	16,259,889
Occidental Petroleum Corp 6.6% 3/15/2046	28,439,000	28,711,019
Occidental Petroleum Corp 7.5% 5/1/2031	29,749,000	32,523,362
ONEOK Inc 4.25% 9/24/2027	10,175,000	10,027,240
ONEOK Inc 4.4% 10/15/2029	10,640,000	10,315,504
ONEOK Inc 4.75% 10/15/2031	20,697,000	20,020,388
Ovintiv Inc 5.15% 11/15/2041	5,000,000	4,149,100
Ovintiv Inc 8.125% 9/15/2030	13,383,000	15,010,775
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	5,964,000	5,547,202
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	15,976,000	14,825,440
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	33,855,000	32,794,477
Shell Finance US Inc 4.375% 5/11/2045	6,392,000	5,344,386
Western Gas Partners LP 3.95% 6/1/2025	3,918,000	3,898,149
Western Gas Partners LP 4.5% 3/1/2028	3,100,000	3,034,782
Western Gas Partners LP 4.65% 7/1/2026	9,376,000	9,327,153
Western Gas Partners LP 4.75% 8/15/2028	5,504,000	5,406,011
Western Gas Partners LP 6.35% 1/15/2029	13,343,000	13,798,957
Williams Cos Inc/The 2.6% 3/15/2031	5,542,000	4,772,315
Williams Cos Inc/The 3.5% 11/15/2030	45,537,000	41,840,647
Williams Cos Inc/The 3.9% 1/15/2025	4,336,000	4,334,212
Williams Cos Inc/The 4.65% 8/15/2032	32,200,000	30,646,353
Williams Cos Inc/The 5.3% 8/15/2052	7,294,000	6,667,973
		756,686,204
TOTAL ENERGY		763,924,817

Financials - 9.7%
Banks - 3.9%
Bank of America Corp 2.299% 7/21/2032 (d)	80,000,000	66,692,181
Bank of America Corp 2.972% 2/4/2033 (d)	17,500,000	15,041,887
Bank of America Corp 3.419% 12/20/2028 (d)	23,187,000	22,230,918
Bank of America Corp 3.705% 4/24/2028 (d)	58,915,000	57,380,010
Bank of America Corp 3.95% 4/21/2025	19,377,000	19,323,778
Bank of America Corp 4.183% 11/25/2027	22,749,000	22,330,243
Bank of America Corp 4.25% 10/22/2026	20,189,000	20,015,755
Bank of America Corp 4.271% 7/23/2029 (d)	2,000,000	1,948,550
Bank of America Corp 4.376% 4/27/2028 (d)	40,000,000	39,575,238
Bank of America Corp 4.45% 3/3/2026	3,182,000	3,168,810
Bank of America Corp 5.015% 7/22/2033 (d)	50,000,000	49,040,925
Bank of America Corp 5.468% 1/23/2035 (d)	50,000,000	50,054,693
Citigroup Inc 3.785% 3/17/2033 (d)	17,500,000	15,711,841
Citigroup Inc 3.875% 3/26/2025	35,450,000	35,355,759
Citigroup Inc 4.3% 11/20/2026	52,072,000	51,600,881
Citigroup Inc 4.4% 6/10/2025	11,010,000	10,976,854
Citigroup Inc 4.412% 3/31/2031 (d)	45,100,000	43,348,568
Citigroup Inc 4.45% 9/29/2027	69,500,000	68,558,428
Citigroup Inc 4.91% 5/24/2033 (d)	47,460,000	45,869,830
Citigroup Inc 5.5% 9/13/2025	42,579,000	42,766,869
Citigroup Inc 6.174% 5/25/2034 (d)	21,587,000	21,991,420
Citizens Financial Group Inc 2.638% 9/30/2032	35,537,000	28,558,419
Citizens Financial Group Inc 6.645% 4/25/2035 (d)	12,127,000	12,784,475
JPMorgan Chase & Co 2.95% 10/1/2026	63,807,000	62,167,204
JPMorgan Chase & Co 2.956% 5/13/2031 (d)	18,323,000	16,390,091
JPMorgan Chase & Co 2.963% 1/25/2033 (d)	17,500,000	15,126,539
JPMorgan Chase & Co 4.125% 12/15/2026	146,208,000	144,661,577
JPMorgan Chase & Co 4.203% 7/23/2029 (d)	3,000,000	2,919,294
JPMorgan Chase & Co 4.452% 12/5/2029 (d)	46,000,000	45,079,685
JPMorgan Chase & Co 4.586% 4/26/2033 (d)	70,000,000	67,132,073
JPMorgan Chase & Co 5.299% 7/24/2029 (d)	15,000,000	15,150,830
JPMorgan Chase & Co 5.336% 1/23/2035 (d)	50,000,000	49,682,500
JPMorgan Chase & Co 5.35% 6/1/2034 (d)	60,000,000	59,958,173
JPMorgan Chase & Co 5.717% 9/14/2033 (d)	75,200,000	76,808,366
Santander Holdings USA Inc 2.49% 1/6/2028 (d)	25,589,000	24,267,882
Santander Holdings USA Inc 6.499% 3/9/2029 (d)	35,670,000	36,651,881
Synchrony Bank 5.4% 8/22/2025	29,530,000	29,566,160
Synchrony Bank 5.625% 8/23/2027	26,739,000	26,922,706
Wells Fargo & Co 3.526% 3/24/2028 (d)	42,125,000	40,858,237
Wells Fargo & Co 4.478% 4/4/2031 (d)	60,800,000	58,852,944
Wells Fargo & Co 5.389% 4/24/2034 (d)	30,000,000	29,666,216
		1,546,188,690
Capital Markets - 2.6%
Ares Capital Corp 3.875% 1/15/2026	54,729,000	54,103,111
Athene Global Funding 5.339% 1/15/2027 (c)	56,732,000	57,078,152
Athene Global Funding 5.583% 1/9/2029 (c)	28,541,000	28,865,953
Blackstone Private Credit Fund 2.625% 12/15/2026	30,000,000	28,588,304
Blackstone Private Credit Fund 4.7% 3/24/2025	43,143,000	43,078,000
Blackstone Private Credit Fund 7.05% 9/29/2025	39,080,000	39,651,681
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (d)	39,755,000	33,131,869
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (d)	47,500,000	40,938,770
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (d)	21,000,000	20,396,504
Goldman Sachs Group Inc/The 3.75% 2/25/2026	15,000,000	14,834,336
Goldman Sachs Group Inc/The 3.8% 3/15/2030	67,720,000	63,506,483
Goldman Sachs Group Inc/The 4.25% 10/21/2025	22,692,000	22,566,818
Goldman Sachs Group Inc/The 4.411% 4/23/2039 (d)	3,000,000	2,643,926
Goldman Sachs Group Inc/The 5.15% 5/22/2045	9,000,000	8,299,924
Goldman Sachs Group Inc/The 6.75% 10/1/2037	30,816,000	32,990,376
Intercontinental Exchange Inc 3.75% 12/1/2025	4,530,000	4,493,315
Moody's Corp 3.25% 1/15/2028	10,681,000	10,232,933
Moody's Corp 3.25% 5/20/2050	9,704,000	6,455,583
Moody's Corp 3.75% 3/24/2025	21,924,000	21,868,757
Morgan Stanley 2.943% 1/21/2033 (d)	17,500,000	14,993,442
Morgan Stanley 3.125% 7/27/2026	24,646,000	24,075,285
Morgan Stanley 3.622% 4/1/2031 (d)	41,803,000	38,827,808
Morgan Stanley 4.21% 4/20/2028 (d)	40,000,000	39,427,320
Morgan Stanley 4.431% 1/23/2030 (d)	54,318,000	52,865,454
Morgan Stanley 5% 11/24/2025	102,478,000	102,645,558
Morgan Stanley 5.25% 4/21/2034 (d)	50,000,000	49,234,757
Morgan Stanley 5.424% 7/21/2034 (d)	47,424,000	47,093,191
Morgan Stanley 6.342% 10/18/2033 (d)	58,000,000	61,352,772
Morgan Stanley 6.627% 11/1/2034 (d)	50,000,000	53,729,350
Peachtree Corners Funding Trust 3.976% 2/15/2025 (c)	25,500,000	25,445,805
Sixth Street Specialty Lending Inc 6.125% 3/1/2029	16,067,000	16,263,781
State Street Corp 2.901% 3/30/2026 (d)	2,660,000	2,646,668
		1,062,325,986
Consumer Finance - 1.6%
Ally Financial Inc 4.75% 6/9/2027	60,000,000	59,590,727
Ally Financial Inc 5.543% 1/17/2031 (d)	6,166,000	6,079,020
Ally Financial Inc 5.75% 11/20/2025	16,947,000	17,034,393
Ally Financial Inc 5.8% 5/1/2025	68,233,000	68,310,978
Ally Financial Inc 6.7% 2/14/2033	50,000,000	50,403,370
Ally Financial Inc 7.1% 11/15/2027	37,620,000	39,705,763
Ally Financial Inc 8% 11/1/2031	11,577,000	12,799,861
Capital One Financial Corp 2.636% 3/3/2026 (d)	21,697,000	21,604,809
Capital One Financial Corp 3.273% 3/1/2030 (d)	32,130,000	29,705,435
Capital One Financial Corp 3.65% 5/11/2027	57,194,000	55,677,988
Capital One Financial Corp 3.8% 1/31/2028	29,870,000	28,831,383
Capital One Financial Corp 4.985% 7/24/2026 (d)	31,384,000	31,359,247
Capital One Financial Corp 5.247% 7/26/2030 (d)	40,470,000	40,345,682
Capital One Financial Corp 5.468% 2/1/2029 (d)	26,778,000	26,963,930
Capital One Financial Corp 5.817% 2/1/2034 (d)	46,541,000	46,742,280
Discover Financial Services 4.1% 2/9/2027	5,722,000	5,618,668
Discover Financial Services 4.5% 1/30/2026	23,106,000	23,008,886
Synchrony Financial 3.95% 12/1/2027	37,530,000	36,286,871
Synchrony Financial 5.15% 3/19/2029	16,051,000	15,809,942
Toyota Motor Credit Corp 3% 4/1/2025	29,531,000	29,416,947
Toyota Motor Credit Corp 3.375% 4/1/2030	9,583,000	8,877,581
		654,173,761
Financial Services - 0.8%
Corebridge Financial Inc 3.5% 4/4/2025	9,337,000	9,303,602
Corebridge Financial Inc 3.65% 4/5/2027	33,012,000	32,097,292
Corebridge Financial Inc 3.85% 4/5/2029	13,061,000	12,472,042
Corebridge Financial Inc 3.9% 4/5/2032	15,550,000	14,152,921
Corebridge Financial Inc 4.35% 4/5/2042	3,537,000	2,944,459
Corebridge Financial Inc 4.4% 4/5/2052	10,459,000	8,402,169
Equitable Holdings Inc 4.572% 2/15/2029 (c)	7,172,000	6,988,937
Jackson Financial Inc 3.125% 11/23/2031	5,636,000	4,804,100
Jackson Financial Inc 5.17% 6/8/2027	14,655,000	14,718,076
Jackson Financial Inc 5.67% 6/8/2032	27,163,000	27,342,733
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027	38,495,000	36,559,224
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	43,240,000	35,995,592
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032	18,075,000	15,950,266
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028	15,645,000	15,535,425
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030	5,250,000	5,240,332
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033	23,392,000	23,284,799
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 6.75% 3/15/2034	31,567,000	33,374,636
Mastercard Inc 3.3% 3/26/2027	3,028,000	2,953,021
Mastercard Inc 3.35% 3/26/2030	4,213,000	3,936,959
Pine Street Trust II 5.568% 2/15/2049 (c)	29,500,000	27,172,826
		333,229,411
Insurance - 0.8%
AFLAC Inc 3.6% 4/1/2030	9,937,000	9,334,898
Five Corners Funding Trust II 2.85% 5/15/2030 (c)	48,444,000	43,304,497
Hartford Financial Services Group Inc/The 2.8% 8/19/2029	7,704,000	7,016,568
Liberty Mutual Group Inc 3.951% 10/15/2050 (c)	4,626,000	3,365,651
Liberty Mutual Group Inc 4.569% 2/1/2029 (c)	19,896,000	19,486,200
Lincoln National Corp 3.4% 1/15/2031	34,132,000	30,687,936
Marsh & McLennan Cos Inc 4.375% 3/15/2029	19,688,000	19,334,441
Marsh & McLennan Cos Inc 4.75% 3/15/2039	9,035,000	8,364,071
Massachusetts Mutual Life Insurance Co 3.729% 10/15/2070 (c)	20,812,000	13,435,791
New York Life Insurance Co 3.75% 5/15/2050 (c)	7,429,000	5,409,330
Northwestern Mutual Life Insurance Co/The 6.063% 3/30/2040 (c)	2,000	2,048
Pacific LifeCorp 5.125% 1/30/2043 (c)	15,610,000	14,386,226
Progressive Corp/The 3.2% 3/26/2030	3,815,000	3,522,945
Prudential Financial Inc 6% 9/1/2052 (d)	55,017,000	55,089,017
Teachers Insurance & Annuity Association of America 3.3% 5/15/2050 (c)	16,941,000	11,288,160
Teachers Insurance & Annuity Association of America 4.9% 9/15/2044 (c)	29,277,000	26,139,705
Unum Group 3.875% 11/5/2025	16,863,000	16,724,127
Unum Group 4% 6/15/2029	21,076,000	20,182,995
Unum Group 5.75% 8/15/2042	29,395,000	28,696,994
		335,771,600
TOTAL FINANCIALS		3,931,689,448

Health Care - 1.6%
Biotechnology - 0.4%
AbbVie Inc 3.2% 11/21/2029	17,500,000	16,242,666
Amgen Inc 1.65% 8/15/2028	65,000,000	58,095,887
Amgen Inc 5.15% 3/2/2028	20,069,000	20,214,998
Amgen Inc 5.25% 3/2/2030	18,321,000	18,491,952
Amgen Inc 5.25% 3/2/2033	20,683,000	20,530,326
Amgen Inc 5.6% 3/2/2043	19,649,000	19,101,302
Amgen Inc 5.65% 3/2/2053	1,737,000	1,672,326
Amgen Inc 5.75% 3/2/2063	17,801,000	17,072,188
		171,421,645
Health Care Providers & Services - 1.1%
Centene Corp 2.45% 7/15/2028	32,380,000	29,139,020
Centene Corp 2.625% 8/1/2031	15,205,000	12,520,946
Centene Corp 3.375% 2/15/2030	17,480,000	15,569,082
Centene Corp 4.25% 12/15/2027	19,645,000	19,030,186
Centene Corp 4.625% 12/15/2029	30,530,000	28,874,055
Cigna Group/The 3.05% 10/15/2027	67,800,000	64,906,106
Cigna Group/The 4.375% 10/15/2028	29,050,000	28,477,212
Cigna Group/The 4.8% 8/15/2038	18,087,000	16,396,757
Cigna Group/The 4.9% 12/15/2048	18,071,000	15,385,085
Cigna Group/The 5.4% 3/15/2033	30,000,000	29,954,821
CVS Health Corp 3% 8/15/2026	2,965,000	2,872,097
CVS Health Corp 3.625% 4/1/2027	7,479,000	7,256,613
CVS Health Corp 3.875% 7/20/2025	20,803,000	20,669,205
CVS Health Corp 5% 1/30/2029	15,279,000	15,073,778
CVS Health Corp 5.25% 1/30/2031	6,265,000	6,118,660
HCA Inc 3.5% 9/1/2030	18,350,000	16,665,479
HCA Inc 3.625% 3/15/2032	4,185,000	3,688,536
HCA Inc 5.625% 9/1/2028	19,094,000	19,346,879
HCA Inc 5.875% 2/1/2029	21,003,000	21,436,506
Humana Inc 3.7% 3/23/2029	12,046,000	11,370,395
Humana Inc 5.375% 4/15/2031	25,106,000	24,895,951
Sabra Health Care LP 3.2% 12/1/2031	39,949,000	34,274,487
Sabra Health Care LP 3.9% 10/15/2029	10,094,000	9,433,407
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	9,969,000	9,791,751
		463,147,014
Pharmaceuticals - 0.1%
Elanco Animal Health Inc 6.65% 8/28/2028 (d)	6,362,000	6,450,075
Mylan Inc 4.55% 4/15/2028	6,911,000	6,770,834
Utah Acquisition Sub Inc 3.95% 6/15/2026	7,459,000	7,340,512
		20,561,421
TOTAL HEALTH CARE		655,130,080

Industrials - 0.5%
Aerospace & Defense - 0.4%
Boeing Co 3.55% 3/1/2038	3,337,000	2,525,083
Boeing Co 5.15% 5/1/2030	6,621,000	6,528,190
Boeing Co 5.805% 5/1/2050	34,788,000	32,358,180
Boeing Co 5.93% 5/1/2060	12,640,000	11,695,900
Boeing Co 6.259% 5/1/2027	7,761,000	7,945,592
Boeing Co 6.298% 5/1/2029	11,086,000	11,491,384
Boeing Co 6.388% 5/1/2031	8,397,000	8,779,238
Boeing Co 6.528% 5/1/2034	8,987,000	9,414,858
Boeing Co 6.858% 5/1/2054	13,529,000	14,379,252
Boeing Co 7.008% 5/1/2064	12,768,000	13,548,464
		118,666,141
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	3,574,000	3,700,647
Carrier Global Corp 6.2% 3/15/2054	2,214,000	2,340,671
		6,041,318
Ground Transportation - 0.0%
CSX Corp 3.8% 4/15/2050	5,875,000	4,417,831
Industrial Conglomerates - 0.0%
3M Co 2.65% 4/15/2025	1,885,000	1,872,407
3M Co 3.05% 4/15/2030	1,519,000	1,392,623
		3,265,030
Machinery - 0.0%
Deere & Co 2.75% 4/15/2025	3,746,000	3,725,955
Deere & Co 3.1% 4/15/2030	9,897,000	9,103,215
		12,829,170
Professional Services - 0.0%
Leidos Inc 3.625% 5/15/2025	12,349,000	12,289,149
Trading Companies & Distributors - 0.1%
Air Lease Corp 3.375% 7/1/2025	28,656,000	28,433,092
TOTAL INDUSTRIALS		185,941,731

Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.2%
Dell International LLC / EMC Corp 5.25% 2/1/2028	28,212,000	28,554,148
Dell International LLC / EMC Corp 5.3% 10/1/2029	11,000,000	11,105,630
Dell International LLC / EMC Corp 6.02% 6/15/2026	5,507,000	5,585,945
Dell International LLC / EMC Corp 6.1% 7/15/2027	9,944,000	10,234,991
Dell International LLC / EMC Corp 6.2% 7/15/2030	8,607,000	9,020,325
		64,501,039
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Inc 1.95% 2/15/2028 (c)	7,184,000	6,576,968
Broadcom Inc 2.45% 2/15/2031 (c)	61,131,000	52,717,196
Broadcom Inc 2.6% 2/15/2033 (c)	61,131,000	50,530,678
Broadcom Inc 3.5% 2/15/2041 (c)	49,365,000	38,550,405
Broadcom Inc 3.75% 2/15/2051 (c)	23,167,000	17,241,587
		165,616,834
Software - 0.2%
Oracle Corp 2.5% 4/1/2025	24,552,000	24,410,582
Oracle Corp 2.8% 4/1/2027	24,552,000	23,574,328
Oracle Corp 3.6% 4/1/2040	24,550,000	19,194,501
Oracle Corp 3.6% 4/1/2050	24,550,000	17,199,962
Oracle Corp 3.85% 4/1/2060	24,600,000	16,875,923
		101,255,296
TOTAL INFORMATION TECHNOLOGY		331,373,169

Materials - 0.2%
Chemicals - 0.2%
Celanese US Holdings LLC 6.6% 11/15/2028	18,666,000	19,120,534
Celanese US Holdings LLC 6.8% 11/15/2030	18,931,000	19,596,895
Celanese US Holdings LLC 6.95% 11/15/2033	11,063,000	11,480,919
Dow Chemical Co/The 4.55% 11/30/2025	13,459,000	13,435,031
		63,633,379
Real Estate - 2.8%
Diversified REITs - 0.4%
Piedmont Operating Partnership LP 2.75% 4/1/2032	6,300,000	5,003,635
Store Capital LLC 2.75% 11/18/2030	8,515,000	7,348,623
Store Capital LLC 4.625% 3/15/2029	8,847,000	8,522,002
VICI Properties LP 4.375% 5/15/2025	3,704,000	3,693,498
VICI Properties LP 4.75% 2/15/2028	29,291,000	29,044,777
VICI Properties LP 4.95% 2/15/2030	38,231,000	37,474,132
VICI Properties LP 5.125% 5/15/2032	10,549,000	10,271,324
VICI Properties LP 5.75% 4/1/2034	5,034,000	5,079,668
Vornado Realty LP 2.15% 6/1/2026	7,918,000	7,539,794
WP Carey Inc 3.85% 7/15/2029	6,097,000	5,795,557
WP Carey Inc 4% 2/1/2025	26,847,000	26,812,403
		146,585,413
Health Care REITs - 1.0%
Alexandria Real Estate Equities Inc 2% 5/18/2032	19,486,000	15,532,475
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	17,745,000	17,468,237
Healthcare Realty Holdings LP 3.1% 2/15/2030	6,066,000	5,451,378
Healthcare Realty Holdings LP 3.5% 8/1/2026	6,318,000	6,174,403
Healthpeak OP LLC 3.25% 7/15/2026	2,733,000	2,671,365
Healthpeak OP LLC 3.4% 2/1/2025	912,000	910,646
Healthpeak OP LLC 3.5% 7/15/2029	3,125,000	2,923,925
Omega Healthcare Investors Inc 3.25% 4/15/2033	26,948,000	22,535,745
Omega Healthcare Investors Inc 3.375% 2/1/2031	14,471,000	12,833,878
Omega Healthcare Investors Inc 3.625% 10/1/2029	26,970,000	24,876,059
Omega Healthcare Investors Inc 4.5% 1/15/2025	12,446,000	12,441,506
Omega Healthcare Investors Inc 4.5% 4/1/2027	86,567,000	85,458,748
Omega Healthcare Investors Inc 4.75% 1/15/2028	28,933,000	28,541,296
Omega Healthcare Investors Inc 5.25% 1/15/2026	28,200,000	28,233,616
Ventas Realty LP 2.5% 9/1/2031	53,031,000	44,793,352
Ventas Realty LP 3% 1/15/2030	35,454,000	32,027,109
Ventas Realty LP 3.5% 2/1/2025	7,488,000	7,474,943
Ventas Realty LP 4% 3/1/2028	10,351,000	10,072,337
Ventas Realty LP 4.125% 1/15/2026	7,649,000	7,587,782
Ventas Realty LP 4.375% 2/1/2045	3,802,000	3,101,326
Ventas Realty LP 4.75% 11/15/2030	41,973,000	41,044,721
Welltower OP LLC 4% 6/1/2025	4,568,000	4,551,058
		416,705,905
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030	7,890,000	6,823,437
Prologis LP 3.25% 6/30/2026	2,124,000	2,084,208
		8,907,645
Office REITs - 0.3%
Boston Properties LP 3.25% 1/30/2031	16,564,000	14,565,879
Boston Properties LP 4.5% 12/1/2028	18,628,000	18,125,943
Boston Properties LP 6.75% 12/1/2027	24,397,000	25,440,351
COPT Defense Properties LP 2% 1/15/2029	2,896,000	2,547,910
COPT Defense Properties LP 2.25% 3/15/2026	7,272,000	7,037,443
COPT Defense Properties LP 2.75% 4/15/2031	7,105,000	6,065,170
Hudson Pacific Properties LP 4.65% 4/1/2029	37,205,000	28,038,393
		101,821,089
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP 3.95% 11/15/2027	20,195,000	19,150,746
Brandywine Operating Partnership LP 4.55% 10/1/2029	27,295,000	24,638,200
Brandywine Operating Partnership LP 8.3% 3/15/2028	33,242,000	35,121,294
CBRE Services Inc 2.5% 4/1/2031	23,518,000	20,016,741
CBRE Services Inc 4.875% 3/1/2026	19,900,000	19,870,434
Mid-America Apartments LP 4% 11/15/2025	3,541,000	3,523,960
Tanger Properties LP 2.75% 9/1/2031	18,732,000	15,799,769
Tanger Properties LP 3.125% 9/1/2026	16,602,000	16,070,449
Tanger Properties LP 3.875% 7/15/2027	28,881,000	28,036,339
		182,227,932
Residential REITs - 0.2%
American Homes 4 Rent LP 2.375% 7/15/2031	3,169,000	2,651,375
American Homes 4 Rent LP 3.625% 4/15/2032	14,296,000	12,779,796
American Homes 4 Rent LP 4.3% 4/15/2052	9,909,000	7,715,849
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	21,143,000	19,500,105
Sun Communities Operating LP 2.3% 11/1/2028	7,110,000	6,409,608
Sun Communities Operating LP 2.7% 7/15/2031	18,176,000	15,282,582
		64,339,315
Retail REITs - 0.5%
Brixmor Operating Partnership LP 3.85% 2/1/2025	450,000	449,406
Brixmor Operating Partnership LP 4.05% 7/1/2030	22,047,000	20,843,237
Brixmor Operating Partnership LP 4.125% 5/15/2029	24,028,000	23,058,099
Brixmor Operating Partnership LP 4.125% 6/15/2026	26,610,000	26,326,765
Kite Realty Group LP 5.5% 3/1/2034	6,294,000	6,260,231
Kite Realty Group Trust 4% 3/15/2025	27,373,000	27,294,016
Kite Realty Group Trust 4.75% 9/15/2030	42,235,000	41,235,037
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	6,358,000	6,365,282
Realty Income Corp 2.2% 6/15/2028	3,445,000	3,152,495
Realty Income Corp 2.85% 12/15/2032	4,238,000	3,579,841
Realty Income Corp 3.25% 1/15/2031	4,502,000	4,064,942
Realty Income Corp 3.4% 1/15/2028	7,083,000	6,796,802
Regency Centers LP 3.7% 6/15/2030	25,000,000	23,349,410
Simon Property Group LP 2.65% 2/1/2032	30,000,000	25,532,661
		218,308,224
TOTAL REAL ESTATE		1,138,895,523

Utilities - 1.3%
Electric Utilities - 0.6%
Alabama Power Co 3.05% 3/15/2032	29,471,000	25,862,998
Cleco Corporate Holdings LLC 3.375% 9/15/2029	15,724,000	14,137,332
Cleco Corporate Holdings LLC 3.743% 5/1/2026	60,730,000	59,485,118
Cleveland Electric Illuminating Co/The 5.95% 12/15/2036	1,128,000	1,141,093
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	3,290,000	3,061,605
Duquesne Light Holdings Inc 2.532% 10/1/2030 (c)	10,574,000	9,137,699
Duquesne Light Holdings Inc 2.775% 1/7/2032 (c)	19,219,000	16,001,898
Exelon Corp 2.75% 3/15/2027	6,523,000	6,246,055
Exelon Corp 3.35% 3/15/2032	7,920,000	7,011,786
Exelon Corp 4.05% 4/15/2030	7,291,000	6,948,079
Exelon Corp 4.1% 3/15/2052	5,867,000	4,459,656
Exelon Corp 4.7% 4/15/2050	3,246,000	2,738,939
IPALCO Enterprises Inc 5.75% 4/1/2034	43,698,000	43,770,718
Southern Co/The 5.7% 3/15/2034	27,735,000	28,307,544
		228,310,520
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp/The 1.375% 1/15/2026	30,500,000	29,376,204
AES Corp/The 2.45% 1/15/2031	28,885,000	24,070,084
AES Corp/The 3.3% 7/15/2025 (c)	37,234,000	36,875,999
AES Corp/The 3.95% 7/15/2030 (c)	42,717,000	39,376,690
		129,698,977
Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co 3.7% 7/15/2030	4,149,000	3,903,760
Berkshire Hathaway Energy Co 4.05% 4/15/2025	53,700,000	53,607,461
NiSource Inc 2.95% 9/1/2029	40,740,000	37,290,656
NiSource Inc 3.6% 5/1/2030	22,835,000	21,300,193
Puget Energy Inc 4.1% 6/15/2030	25,767,000	24,293,640
Puget Energy Inc 4.224% 3/15/2032	27,319,000	24,970,277
Sempra 6% 10/15/2039	5,386,000	5,491,173
		170,857,160
TOTAL UTILITIES		528,866,657

TOTAL UNITED STATES		8,897,646,593
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $11,266,576,781)		10,550,591,285

U.S. Government Agency - Mortgage Securities - 17.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 17.9%
Fannie Mae 3.5% 12/1/2036	251,487	237,034
Fannie Mae 3.5% 5/1/2036	190,584	179,811
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.398%, 6.321% 5/1/2033 (b)(d)	1,196	1,205
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 5.945% 4/1/2037 (b)(d)	15,163	15,436
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.085% 1/1/2035 (b)(d)	4,227	4,343
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 7.48% 7/1/2034 (b)(d)	1,971	1,999
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 7.428% 6/1/2036 (b)(d)	28,758	29,262
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.065% 3/1/2037 (b)(d)	16,380	16,697
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 7.065% 9/1/2036 (b)(d)	3,613	3,682
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.636%, 7.1% 7/1/2035 (b)(d)	48,650	49,570
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.638%, 6.938% 11/1/2036 (b)(d)	79,382	80,788
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.644%, 7.394% 5/1/2036 (b)(d)	46,111	46,946
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.649%, 7.389% 5/1/2035 (b)(d)	27,483	27,977
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.448% 3/1/2033 (b)(d)	8,466	8,603
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.683%, 6.683% 3/1/2036 (b)(d)	37,414	38,129
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.684%, 7.062% 5/1/2036 (b)(d)	11,288	11,501
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.695%, 6.513% 7/1/2043 (b)(d)	220,019	225,198
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 7.178% 6/1/2042 (b)(d)	23,642	24,152
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.73%, 6.271% 3/1/2040 (b)(d)	29,847	30,586
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.58% 7/1/2035 (b)(d)	14,852	15,188
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.5% 8/1/2041 (b)(d)	49,752	50,861
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.111% 1/1/2042 (b)(d)	63,819	65,296
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 7.635% 7/1/2041 (b)(d)	5,440	5,566
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.06% 12/1/2039 (b)(d)	10,214	10,454
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 7.133% 12/1/2040 (b)(d)	804,307	824,942
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.297% 2/1/2042 (b)(d)	28,297	29,041
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.318% 9/1/2041 (b)(d)	10,485	10,746
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.639% 7/1/2041 (b)(d)	13,817	14,147
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.825%, 6.298% 2/1/2035 (b)(d)	41,009	41,973
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 7.004% 10/1/2041 (b)(d)	9,221	9,465
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.953%, 7.703% 7/1/2037 (b)(d)	70,189	71,943
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.583% 3/1/2035 (b)(d)	13,989	14,198
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.224%, 6.391% 8/1/2036 (b)(d)	81,409	82,838
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.912% 6/1/2036 (b)(d)	22,047	22,429
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.281%, 7.242% 10/1/2033 (b)(d)	21,822	22,193
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 7.395% 7/1/2034 (b)(d)	21,696	22,092
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.462%, 6.967% 5/1/2035 (b)(d)	9,822	10,003
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	14,523,340	12,550,950
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	1,726,861	1,400,619
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	18,748,455	16,202,259
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	8,172,812	7,062,877
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	39,194	33,871
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	4,458,001	3,863,713
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	19,784,060	17,097,221
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	1,692,320	1,374,762
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041 (l)	18,404,864	14,800,757
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	27,388	23,669
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	8,470,059	7,319,754
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	1,718,283	1,394,735
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	4,226,633	3,652,622
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	1,758,856	1,425,430
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	26,894,912	19,871,430
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	26,288	22,652
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	1,792,515	1,451,729
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	1,850,157	1,384,921
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	7,660,049	6,629,326
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	27,308,898	20,177,305
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	7,782,052	6,924,744
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	955,699	743,610
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	74,610	58,053
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	472,594	369,636
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	51,845	40,340
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	360,692	280,422
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	704,346	592,150
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	18,830	15,681
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	5,439,558	4,519,685
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	9,664,583	7,661,762
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	23,243,653	18,405,008
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	30,899,381	24,389,790
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	9,540,132	7,545,213
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2052	68,837	53,531
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	5,225,298	4,341,658
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	6,959,271	5,801,974
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	5,601,828	4,665,017
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	5,315,022	4,182,015
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	18,899,699	14,918,088
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	29,676,228	23,470,688
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051 (l)	19,998,011	15,547,542
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	209,808	163,248
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,532,797	1,198,865
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	2,249,059	1,995,669
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	15,742	13,209
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	2,039,634	1,723,923
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	6,306,299	4,989,571
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	11,078,270	8,737,481
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	15,810,481	12,425,329
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	35,719	27,792
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,031,284	1,579,231
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	7,221,812	7,004,514
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	16,794	14,072
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	14,766	11,586
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	59,195	46,447
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	73,991	58,357
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	449,378	349,651
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	34,412	26,775
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	799,999	621,963
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	17,153	14,364
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2042	11,767,718	9,762,992
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	50,863	39,559
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	101,812	79,886
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	924,494	718,752
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	861,975	725,875
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	2,639,307	2,051,941
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	9,445,540	7,372,994
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	919,115	714,570
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2035	22,409,100	19,947,409
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	20,890,471	16,241,389
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	2,992,229	2,663,525
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	18,430	15,398
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	628,052	528,766
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	3,192,625	2,482,120
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	7,613,577	5,919,209
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	3,873,286	3,447,796
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	6,592,645	5,532,304
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	1,733,241	1,443,477
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	6,581,373	5,495,404
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	4,154,443	3,287,014
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	69,797	54,700
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	239,734	187,881
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	6,618,628	5,891,556
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	2,638,104	2,201,228
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	2,503,029	2,367,667
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	13,350,925	12,182,448
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2029	372,131	358,441
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2029	35,661	34,347
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	39,793	37,685
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	73,671	69,808
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	2,585,894	2,447,497
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	7,618	7,219
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	281,842	267,066
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2032	39,598	37,258
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	504,008	485,560
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	1,615,886	1,530,257
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	79,292	75,005
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	84,115	79,659
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	619,352	582,761
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	11,809	11,170
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	4,316,812	3,713,150
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	10,367,382	8,917,611
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	6,720,864	5,781,021
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,416,728	1,218,614
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,291,389	1,110,801
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,417,356	1,222,697
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	11,365,935	9,336,097
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	8,819,059	7,246,823
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	4,460,113	4,218,946
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	26,992	25,399
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	120,549	113,300
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	11,903,349	11,245,368
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	15,992,612	13,176,480
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	84,619	69,428
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	1,403,696	1,329,296
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	4,090,700	3,540,502
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	3,313,407	2,855,239
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2033	26,531	24,979
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	1,278,295	1,113,233
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	1,180,046	1,027,224
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	2,496,809	2,364,428
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	8,870,848	7,935,655
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	3,818,742	3,290,698
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	1,358,106	1,163,096
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	27,235,902	22,644,212
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	281,279	267,294
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	930,918	810,646
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,061,574	922,081
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,333,900	1,154,455
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	84,266	72,535
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	225,407	194,732
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	269,038	222,336
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	30,316,642	25,016,092
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	7,698,399	6,316,328
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	7,254,902	5,952,451
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	31,782,253	26,275,116
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	2,633,591	2,269,426
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	1,087,294	941,023
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	1,759,217	1,668,922
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	382,328	363,106
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	14,872,119	13,635,573
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	24,953,303	20,473,509
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	24,131,052	19,798,874
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	30,975,077	25,414,211
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	25,695	24,703
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	659,700	624,747
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2035	5,808,021	5,308,776
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	8,643,573	7,440,261
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	128,875	122,838
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2037	1,968,081	1,805,805
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	186,048	165,066
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	29,586	26,255
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	157,729	140,178
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	25,040	22,221
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	25,402	22,552
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	27,777	24,619
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	377,225	334,176
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	103,154	92,242
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	134,299	119,036
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	35,435	31,403
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	32,794	29,382
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	32,923	29,206
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	197,071	175,010
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	225,209	199,626
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	161,323	142,745
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	75,171	67,210
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	45,152	40,026
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	32,329	28,561
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	45,945	41,000
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	44,427	39,356
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	28,041	25,053
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	11,577	10,205
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	1,848,715	1,641,174
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	251,714	224,368
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	142,563	125,506
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	7,824,760	6,697,869
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	1,322,848	1,129,443
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	19,116	16,321
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	436,460	372,648
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2034	4,109,409	3,865,481
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	165,284	146,713
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	3,634	3,263
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	2,969,878	2,591,356
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	6,410,206	5,483,027
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	897,720	865,124
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2036	1,342,027	1,231,372
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2036	227,665	208,893
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	66,791	59,039
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	10,266	9,132
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	93,896	83,537
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	136,454	121,113
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	26,704	23,730
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	928,641	824,688
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	29,195	25,950
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	22,323	19,672
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	26,259	23,462
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	25,622	23,095
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	3,828,588	3,340,621
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	3,701,541	3,229,766
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	1,530,394	1,309,993
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	258,388	220,772
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	19,812,070	16,983,578
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	10,831,697	9,308,992
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2028	14,417	14,049
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	2,308,212	2,215,334
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	5,363,931	5,145,817
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	496,520	441,746
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,158	6,352
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	83,274	73,898
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	17,289	15,341
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	77,806	69,075
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,143	5,449
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	70,672	62,718
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	217,201	192,823
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	119,258	105,839
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	85,531	75,600
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	88,674	78,383
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	80,547	71,412
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	33,860	30,293
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	16,142	14,214
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	25,782	22,921
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	22,407	19,858
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,175	9,128
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	17,782	15,853
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2044	21,044	18,473
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	22,098	19,012
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	14,141,786	12,105,141
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	7,092,117	6,066,306
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	2,260,876	1,938,100
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	4,702,238	4,038,265
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	95,105	92,528
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	1,578,817	1,527,952
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	87,647	83,593
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	618,711	596,516
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2037	1,874,479	1,717,579
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2037	1,057,498	968,982
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	257,417	228,135
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	304,884	271,168
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	239,506	211,961
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	762,528	676,839
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	1,363,144	1,207,620
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	489,644	434,140
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	1,036,893	918,606
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	18,169	16,054
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	156,595	139,262
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	118,970	105,592
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	67,577	59,746
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	97,287	85,780
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	7,599	6,944
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	18,251	16,214
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	9,803	8,688
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	613,623	544,311
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	8,653,702	7,461,515
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	401,773	344,037
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052 (k)	24,734,199	21,187,535
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	6,386,055	5,470,352
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	3,719,461	3,175,662
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	194,886	186,721
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2037	2,518,629	2,307,810
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2037	2,629,293	2,409,212
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	109,664	97,276
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	17,928	15,875
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	72,204	63,935
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	33,654	29,782
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	24,965	22,134
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	433,666	385,176
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	15,007	13,345
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	102,233	89,746
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	110,081	96,051
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	277,856	242,442
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	1,360,584	1,187,173
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	11,441,524	9,754,430
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	9,588,931	8,186,994
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	18,638	16,497
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	10,788	9,556
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	273,928	242,854
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	19,268	17,060
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	55,957	49,605
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	54,586	48,392
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	47,648	42,109
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	66,065	58,581
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	322,789	284,378
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	1,243,489	1,088,110
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2049	48,083	41,429
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	43,202,094	37,250,311
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	1,124,889	996,764
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	20,163	17,867
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	100,994	89,454
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	1,363,745	1,208,449
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	76,139	67,378
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	15,990	14,078
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	69,439	61,451
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	36,236	32,097
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	3,372	2,976
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	154,512	136,987
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	1,614,454	1,408,686
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	140,382	122,841
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	77,299	67,978
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	1,216,838	1,062,509
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	1,227,411	1,049,110
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	11,303	9,948
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	15,855	13,990
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	15,736	13,916
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	21,767	19,128
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2044	1,060,175	939,364
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	107,377	93,893
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	279,643	239,020
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	13,179,929	11,306,519
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	1,807,422	1,744,214
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	15,894	14,608
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	59,657	52,934
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	247,062	219,745
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	26,342	23,354
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	18,873	16,801
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	4,578,173	4,047,993
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	560,771	490,350
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	628,378	549,467
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	10,897,639	9,488,263
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	4,604,550	3,968,760
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	232,933	199,096
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	60,872	59,094
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	320,654	283,538
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	730,030	645,243
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	39,848	35,171
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	3,516,637	3,066,231
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	112,775	98,331
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	346,447	302,075
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	293,415	250,150
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	90,376	77,502
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	43,929	37,575
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	6,526,265	5,612,890
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2034	1,668,009	1,572,127
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	3,762,339	3,612,521
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	44,915	39,657
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	109,161	96,474
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	123,308	109,124
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	5,485	4,846
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	865,506	767,465
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	110,695	94,961
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	23,578	20,116
Fannie Mae Mortgage pass-thru certificates 3.25% 12/1/2041	15,686	14,359
Fannie Mae Mortgage pass-thru certificates 3.4% 7/1/2042	35,129	31,858
Fannie Mae Mortgage pass-thru certificates 3.4% 8/1/2042	177,791	160,570
Fannie Mae Mortgage pass-thru certificates 3.4% 9/1/2042	116,273	105,361
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2038	34,031	31,661
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2041	19,359	17,854
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	144,968	132,887
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	900,836	824,710
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	47,534	42,812
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	143,389	129,144
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	8,240,160	7,431,863
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	11,213	10,113
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	486	439
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	3,851,048	3,486,528
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	2,388,231	2,130,081
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	4,386	4,204
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2035	136,672	128,647
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	28,924	26,658
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	574,339	525,652
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	92,073	84,317
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	25,341	23,146
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	1,737,126	1,590,419
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	152,612	139,685
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	624,350	575,585
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	4,968	4,550
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	43,498	40,027
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	435,587	392,995
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	264,198	238,365
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	3,712,298	3,362,071
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	7,802	7,049
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2051	2,605,763	2,316,771
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2041	4,341	3,989
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	300,589	274,099
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	88,494	80,860
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	47,543	43,489
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	97,225	88,608
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	24,416	22,290
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	184,238	168,445
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	27,277	24,610
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	91,204	83,027
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	6,874	6,202
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	276,753	246,060
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	119,471	106,296
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	88,921	79,115
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	13,515	12,470
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	77,512	70,804
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	134,315	123,140
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	201,687	185,059
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2044	22,160	20,194
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	62,649	56,660
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,864,738	1,681,822
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	366,676	330,249
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	490,090	442,016
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	892,666	803,428
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	113,077	103,522
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	61,860	56,236
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	333,548	304,310
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	20,067	18,074
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2051	46,280	41,292
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	4,813,188	4,289,911
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	3,864,902	3,445,927
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	364,870	322,922
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	381,439	347,588
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	364,503	333,077
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	8,007,634	7,108,914
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	4,819,987	4,298,607
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	246,972	219,022
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	1,373,682	1,214,707
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	1,141,045	1,008,703
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2039	214,995	200,020
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	267,500	245,050
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	382,104	350,153
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	4,775	4,385
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	20,046	18,348
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	1,482,934	1,353,346
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	169,917	155,239
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	867,303	791,439
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	107,289	97,914
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	35,611	32,550
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	673,026	607,639
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	2,517,919	2,273,291
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	5,485	4,909
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2051	536,962	478,249
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2038	125,312	116,584
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	4,132	3,796
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	766,445	703,675
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	99,880	91,166
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	5,674	5,208
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	20,661	18,776
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	694,424	633,869
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	1,235,381	1,127,055
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2044	10,588	9,707
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	1,232,091	1,112,387
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	1,065,412	948,585
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	32,976	29,360
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2038	138,032	128,201
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	880,791	806,537
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	20,854	19,091
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	35,559	32,595
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	17,743	16,243
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	1,144,414	1,044,800
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2051	658,103	585,938
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	50,886	46,574
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	4,313	3,953
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	107,696	98,055
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	194,399	175,391
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	1,843,753	1,663,471
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	3,067,586	2,767,638
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	9,967,284	9,079,929
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	3,599,993	3,205,236
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	4,805,497	4,299,575
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	229,939	211,111
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	138,842	126,911
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	962,841	882,381
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	4,356	3,980
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	136,359	124,817
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	1,076,722	986,935
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	25,430	23,222
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2044	51,966	47,169
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	533,172	480,872
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	19,247	17,365
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	11,080,131	9,944,779
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2051	272,514	242,632
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2051	600,987	532,081
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	3,411,374	3,024,241
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2037	8,855	8,266
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	37,185	34,064
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	373,272	341,922
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	232,268	212,516
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	82,271	75,546
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	31,401	28,853
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	421,808	385,840
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	63,619	58,192
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	113,075	103,977
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	164,474	150,832
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	25,876	23,370
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	871,966	787,523
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	6,480,918	5,851,265
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	29,338	26,469
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	10,509	9,481
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	58,067	52,171
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	2,335,439	2,115,108
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	33,751	30,008
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	22,409	19,923
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	2,182,597	1,940,536
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	406,861	362,247
Fannie Mae Mortgage pass-thru certificates 3.65% 5/1/2042	20,144	18,511
Fannie Mae Mortgage pass-thru certificates 3.65% 8/1/2042	53,386	49,125
Fannie Mae Mortgage pass-thru certificates 3.9% 4/1/2042	26,392	24,689
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	30,969	29,219
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	10,086	9,536
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	125,834	118,693
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	49,897	47,095
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	120,198	113,622
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	14,909	14,145
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,096,584	2,927,767
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	9,428	8,908
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	15,355	14,497
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	78,348	74,146
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	12,002	11,358
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	26,013	24,533
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	10,028	9,496
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	398,871	376,371
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	88,045	82,727
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	8,828	8,584
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	2,011,475	1,901,051
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	140,745	132,804
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	286,386	269,848
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2044	139,569	130,833
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	1,026,063	956,581
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	280,639	262,073
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	56,793	52,663
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	317,054	293,206
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	411,834	389,868
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	88,495	83,649
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	356,963	338,094
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	26,618	25,210
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	66,082	62,500
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	19,548	18,554
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	40,912	38,710
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	1,213	1,144
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	111,270	105,608
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	162,568	153,130
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	1,103,705	1,040,443
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	1,754,163	1,654,603
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	18,608	17,556
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	6,073	5,838
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	18,930	17,921
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	61,998	58,349
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	30,288	28,629
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	567,518	534,987
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	183,192	171,130
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	54,638	50,836
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	3,056,822	2,851,733
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2038	261,465	247,602
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	388,076	367,819
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	24,026	22,751
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	40,177	37,748
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	35,702	33,768
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	35,456	33,502
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,206	3,020
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	80,963	76,248
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	15,478	14,634
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	2,896,218	2,738,767
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	25,220	24,005
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	939	889
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	134,083	126,373
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	125,526	118,656
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	90,092	84,832
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	56,543	53,947
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	202,348	190,686
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	63,443	59,748
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	243,589	231,037
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	215,275	203,008
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	168,303	158,824
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	186,049	175,969
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	80,747	76,199
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	147,857	139,728
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	191,159	180,373
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	155,215	146,186
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	184,716	174,919
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	112,508	106,652
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	98,121	92,580
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	467,352	440,573
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	2,066,846	1,949,653
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	20,326	19,101
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	538,789	508,004
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	39,235	36,993
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	693,964	645,452
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2038	504,798	478,048
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2039	253,241	239,318
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,552	3,358
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,542	1,459
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	90,225	85,359
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,968	4,684
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	14,238	13,561
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	11,087	10,439
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	8,066	7,639
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,282	4,059
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	15,326	14,503
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	17,543	16,674
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,749	3,550
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	45,534	42,930
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	13,797	13,018
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	103,917	98,202
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	728	686
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	489,626	462,032
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	28,421	26,866
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	40,215	37,898
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	428,844	404,197
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	236,233	223,208
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	115,126	108,473
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	67,973	63,637
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	130,136	121,679
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	649,296	607,628
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	544,555	508,530
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	241,305	224,437
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	17,480	16,263
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	474,487	440,725
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	16,397	15,530
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	45,663	43,156
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	8,856	8,371
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	35,467	33,372
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	25,915	24,432
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	1,943	1,837
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	2,609,704	2,467,800
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	11,811	11,153
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	162,160	153,293
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	10,874	10,263
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	82,578	78,345
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	258,312	243,000
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	44,811	42,244
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	122,650	115,765
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	5,005	4,711
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	1,496,827	1,409,511
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	39,782	37,439
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	11,166	10,504
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	14,157	13,177
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	335,128	312,434
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	593,534	550,003
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	21,155	19,649
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	2,345,484	2,169,064
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	35,243	33,765
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	1,025,179	972,765
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	369,116	349,929
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	114,479	108,343
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	33,563	31,672
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	7,834	7,408
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	7,962	7,526
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	69,323	65,505
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	24,327	22,991
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	23,226	21,976
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	4,456	4,199
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	145,934	138,491
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	33,110	31,168
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	58,556	55,119
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,192	2,071
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	144,871	136,620
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	41,795	39,238
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	133,526	125,677
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	56,501	53,268
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	1,184,366	1,114,811
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	111,640	105,151
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	97,056	91,417
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	937,633	876,776
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	2,673,681	2,500,147
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	156,071	145,941
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	125,922	117,120
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	2,125,024	1,984,444
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	651,041	603,292
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	141,206	132,818
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	333,016	313,955
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	990,928	933,734
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	344,601	324,902
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	190,096	178,878
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	60,828	57,146
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	35,969	34,100
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	20,669	19,458
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	52,012	48,960
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	63,288	59,469
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	440,269	412,967
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	214,854	200,305
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	113,273	105,213
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	616,558	572,687
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	625,285	580,793
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	2,686,398	2,497,767
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	153,656	142,050
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	2,940,395	2,720,146
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2039	235,299	222,593
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	2,874,526	2,672,685
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	1,116,153	1,035,687
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	613,985	581,534
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	478,016	453,324
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	1,788	1,698
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	308,679	291,947
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	233,690	218,817
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	21,753	20,376
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	333,907	311,400
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	2,097,740	1,951,098
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	1,100	1,043
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	4,914	4,675
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	61,225	58,314
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	47,103	44,299
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2043	32,278	30,259
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	3,493,911	3,261,681
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	1,759,829	1,636,259
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	1,516,154	1,409,694
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	12,716	12,052
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	11,246	10,678
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	119,492	112,984
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	25,019	23,451
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	31,325	29,377
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	135,454	126,983
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	206,877	192,544
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	342,492	318,978
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	320,609	298,597
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2038	353,418	336,848
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	650,861	615,329
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	59,388	56,071
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	27,331	25,779
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	57,300	54,041
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	18,082	17,142
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	29,048	27,312
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	68,530	64,600
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	6,908	6,504
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	24,800	23,338
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2043	14,513	13,599
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	4,105,283	3,829,851
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	29,976	27,937
Fannie Mae Mortgage pass-thru certificates 4.25% 11/1/2041	49,602	47,437
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	4,338	4,259
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	21,446	20,707
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	534,706	510,585
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	73,369	70,060
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	44,290	42,348
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	36,814	35,095
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	28,981	28,154
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	3,185	3,075
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	1,590,616	1,533,278
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	227,194	217,229
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	10,931	10,452
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	3,521	3,450
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	520,465	506,527
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	45,018	43,733
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	18,354	17,845
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	154,932	150,559
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	8,572	8,377
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	4,188,922	4,069,326
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	123,895	120,105
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	200,403	193,179
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	32,350	31,184
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	381,705	370,674
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	22,551	21,562
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	76,369	73,138
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	65,135	63,972
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	21,035	20,703
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	316,945	308,571
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	12,649	12,298
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	9,474	9,205
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	61,390	59,727
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	61,942	60,149
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	343,242	333,257
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	12,225	11,804
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	6,259	6,045
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	23,617	22,751
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	246,061	236,037
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2047	37,688	36,035
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	998,688	956,757
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	5,485,314	5,205,299
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2033	16,318	16,053
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	13,502	13,119
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	1,348	1,312
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	21,844	21,208
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	786,109	764,037
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	547,961	528,551
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	994,666	966,181
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	212,555	202,967
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	271,231	258,996
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	98,316	93,696
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	128,800	126,438
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	3,181,758	3,083,965
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	2,355	2,317
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	25,418	24,517
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	231,265	222,640
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	156,363	150,287
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	28,380	27,242
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	37,974	36,404
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	154,571	148,178
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	311,377	297,331
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	58,638	55,956
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	2,252,447	2,210,149
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	678,897	666,551
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	10,593	10,315
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	760	740
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	391,910	384,958
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	5,598	5,433
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	2,105	2,044
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	20,269	19,681
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	71,787	69,617
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	57,314	55,284
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	127,013	122,514
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	94,157	90,645
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	218,975	209,918
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	156,151	149,548
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	97,913	93,771
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	81,315	77,875
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	34,985	33,538
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	43,786	41,975
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	214,175	204,379
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	427	422
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	4,440	4,325
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	5,690,255	5,526,030
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	13,287	12,918
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	128,774	125,059
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	10,952	10,630
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	134,563	128,871
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	24,408	23,422
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	53,490	51,328
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2025	1,327	1,323
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	1,993	1,942
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	1,625,542	1,575,579
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	1,924,282	1,868,738
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	601,145	589,421
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	516,760	498,455
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	159,561	153,510
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	82,948	79,647
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	43,270	41,412
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	25,274	24,252
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	76,131	72,935
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	2,817,309	2,699,022
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2026	6,562	6,551
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	2,976	2,936
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	6,120	6,029
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	414,885	403,984
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	77,925	75,867
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	2,716	2,643
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	10,286	10,013
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	15,009	14,610
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	11,343	11,008
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	16,705	16,194
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	80,317	77,322
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	353,207	338,046
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	2,375,555	2,275,816
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	18,916	18,606
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	38,760	38,108
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	33,580	32,975
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	100,789	99,066
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	27,219	26,713
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	7,844	7,712
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	7,062	6,962
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	12,428	12,208
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,616	5,542
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	41,530	40,801
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	12,318	12,149
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	4,093	3,985
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	3,817	3,716
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	352,289	342,423
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,252	2,189
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	4,466,325	4,330,446
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	1,866	1,817
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	38,128	37,058
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	14,638	14,216
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	9,797	9,472
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2047	19,751	18,903
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	43,558	42,801
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	16,173	15,882
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	99,081	97,356
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	45,256	44,468
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	36,362	35,734
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	20,653	20,297
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	108,694	106,676
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	210,417	206,203
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	5,914	5,790
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	5,273	5,116
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	21,401	20,852
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	46,861	45,444
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	932,235	905,920
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	112,568	109,289
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	392,380	375,538
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	77,327	73,935
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2029	5,530	5,546
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2035	9,236	9,240
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	736,198	734,161
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	18,931,287	18,441,462
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	12,318,788	11,992,355
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	2,851,757	2,854,073
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	5,997,562	5,853,627
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	10,108,152	9,846,615
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	6,409,846	6,239,993
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2043	8,288	8,280
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	6,891,275	6,710,818
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	2,056,456	2,058,152
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	344,275	344,508
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	696,749	693,848
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	28,833	28,645
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2045	5,690	5,642
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	33,864	33,774
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	126,576	126,218
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	32,119	31,911
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2052	2,841,663	2,782,347
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	4,926,878	4,930,949
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	734,441	735,058
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	62,526	62,362
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	36,746	36,735
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	50,966	50,827
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	22,964	22,815
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	1,013,880	992,082
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	103,911	104,004
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	19,463	19,471
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	1,197,072	1,197,838
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2039	11,606	11,595
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	13,396	13,357
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	47,354	47,224
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	24,642	24,547
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	21,247	21,190
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	49,031	48,682
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	23,026	22,877
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	12,926	12,912
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	18,958	18,823
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	70,451	69,993
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2025	656	655
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2040	14,700	14,695
Fannie Mae Mortgage pass-thru certificates 5.301% 8/1/2041 (d)	554,965	549,989
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2048	1,192,933	1,201,509
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2048	435,054	438,182
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	9,400,289	9,285,733
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2048	1,914,426	1,928,188
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	8,025,478	7,950,248
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	13,152,711	12,992,426
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	3,003,522	2,983,814
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2049	1,065,814	1,070,811
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	95,323	95,770
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	432,027	434,052
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	67,497	67,752
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2048	447,981	452,601
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2049	370,614	372,352
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	6,864,416	6,825,812
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	6,031,145	6,002,881
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	6,561,329	6,544,933
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	23,287,531	23,003,740
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	9,482,544	9,423,289
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2048	296,795	299,856
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	21,913,271	21,858,512
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	33,004,120	32,601,920
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	8,668,701	8,679,546
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	9,598,237	9,481,269
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.313%, 5.938% 5/1/2034 (b)(d)	26,369	26,497
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.42%, 6.572% 9/1/2033 (b)(d)	67,532	67,615
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 6.755% 1/1/2035 (b)(d)	4,767	4,809
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 7.26% 2/1/2033 (b)(d)(g)	170	171
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.785% 12/1/2034 (b)(d)	12,044	12,136
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.785% 3/1/2035 (b)(d)	10,103	10,187
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 7.08% 10/1/2033 (b)(d)	1,914	1,929
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 7.315% 7/1/2035 (b)(d)	2,215	2,235
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 7.417% 9/1/2035 (b)(d)	4,123	4,192
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 2.5%, 7.75% 3/1/2036 (b)(d)	42,546	43,525
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	8,511	8,809
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	1,480	1,530
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2037	1,230,511	1,274,771
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	418,430	434,115
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	400,471	415,449
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	36,339	37,763
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	62,774	64,828
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	222,441	229,433
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,892	1,955
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,075	1,113
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	21,324	21,892
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,466	1,512
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	697	722
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	8,227	8,521
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	5,781	5,992
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	9,094	9,422
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	911	944
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	406,404	421,362
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	112,361	116,621
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	13,429,562	13,716,418
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	57,355	59,285
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	3,975	4,120
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	732	758
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,944	2,015
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	630,574	650,015
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	849	879
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	50,079	51,426
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	21,205	21,887
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	23,767	24,680
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	1,355	1,407
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	1,046	1,087
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2052	18,112,889	18,279,031
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,245,102	1,273,642
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	8,565,045	8,734,612
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	3,219,176	3,287,938
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	62,183	64,576
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	15,097,154	15,197,891
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	788	818
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	1,141	1,183
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2035	744	765
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	183,439	188,986
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2037	54,319	56,247
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	148,882	154,467
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	39,034	40,340
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	6,877	7,135
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	8,437,032	8,488,056
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2040	53,723	55,774
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2032	2,662	2,740
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	3,149	3,259
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	765	794
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	9,691	10,044
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	544,289	564,944
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	23,533,155	23,675,474
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	3,781	3,908
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	55,855	57,642
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	6,524	6,758
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	108	111
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	190	196
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	184,393	190,909
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	10,395,776	10,559,355
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	14,018,058	14,243,014
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	475,001	477,280
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	25,848,214	26,004,534
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	12,573	12,998
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	1,255	1,297
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	9,177	9,492
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	63,379	65,583
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	893	923
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	588	607
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2036	375	381
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	65,014	67,456
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	372,797	386,693
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	18,481,431	18,841,544
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	13,151,916	13,231,453
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	379	392
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	4,612	4,768
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	6,463	6,680
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	16,425	16,968
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	3,922	4,058
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	201	208
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	919,630	947,022
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2038	190	198
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	28,685,659	28,863,620
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	9,219	9,403
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	92,151	95,316
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	182	187
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	10,517	10,862
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	1,619	1,676
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	1,333	1,377
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	3,015	3,125
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	36,275	37,647
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	39,218	40,740
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	32,400,103	32,601,108
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	630	659
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	646	676
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	14,891,606	15,390,255
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	11,303	11,831
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2054	68,266	69,709
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	12,364,115	12,774,266
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	350,000	357,563
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	4,036	4,174
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	41,516	43,025
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	2,261	2,369
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	732	765
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	3,493	3,658
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2054	8,600,005	8,785,853
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	5,197,326	5,314,920
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2037	1,192	1,252
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2035	2,043	2,121
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	13,018,003	13,486,459
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2054	263,460	269,071
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2054	175,366	179,100
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	8,844,634	9,044,752
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	11,957	12,368
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	2,873	2,972
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	796	833
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	4,601	4,775
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	64,746,680	66,125,636
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	9,728,284	9,948,396
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	29,882,004	30,997,004
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	560,811	576,698
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	6,583	6,890
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	1,418	1,484
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	35,674	36,970
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	27,993	29,001
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	6,400	6,631
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	2,437,343	2,488,491
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	600	627
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	8,925,376	9,238,190
Fannie Mae Mortgage pass-thru certificates 6.74% 2/1/2039 (d)	218,219	223,636
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	280	281
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	24	25
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	170	170
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	495	497
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	4,022	4,064
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	48	50
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	325	337
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	521	540
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	226	234
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	1,953	2,034
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	307	322
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	192	201
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	35	35
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	494	495
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	65	65
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	1,403	1,417
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	5	5
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2027	26	27
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	1,227	1,272
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	7,638	7,915
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	16,807	17,418
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	452	454
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	59	61
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	98	102
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	308	319
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	977	1,012
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	246	255
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	8,090	8,384
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	282	295
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	466	485
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	505	531
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	39	39
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	132	132
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	29	29
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	85	86
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	7	7
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2026	183	190
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	1,095	1,135
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	316	327
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	432	448
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	270	280
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	155	161
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	241	250
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	745	772
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	1,940	2,010
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2031	10,528	10,995
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2025	12	12
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	800	809
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	542	543
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	732	765
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	2,255	2,337
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2032	331	347
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2026	143	148
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2026	35	35
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2026	340	341
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2027	51	53
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	6,559	6,797
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	887	919
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	372	386
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	9,025	9,352
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	827	857
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	62	64
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2031	1,732	1,795
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2032	415	432
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	2,774	2,915
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	96	99
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	15	15
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	46	48
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	2,174	2,253
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2027	97	100
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	51	53
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	23	23
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2029	272	282
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	11,535	12,052
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	311	324
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	116	121
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	613	642
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	1,111	1,115
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	98	101
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	24	25
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	114	119
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2031	299	312
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	540	567
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	49	51
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	795	834
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	205	213
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	114	119
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	231	240
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	473	490
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	37	37
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2027	34	35
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	260	269
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	7,165	7,425
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	17,408	18,040
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	89	94
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	879	918
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	2,456	2,577
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	405	424
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2026	13	13
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	19	19
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	3,232	3,349
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	2,128	2,206
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	12,040	12,640
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	449	471
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,935	2,016
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	4,509	4,673
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,511	1,587
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	94	97
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	402	403
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	7	7
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2027	17	17
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	3,353	3,475
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	64	66
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	254	264
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	1,582	1,639
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	53	55
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	26	27
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	211	220
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	523	546
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	1,361	1,423
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	309	323
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	132	138
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	1,169	1,228
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2037	4,257	4,519
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	165	165
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	5	5
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	78	78
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	18	18
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	498	516
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	2,114	2,134
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	2,441	2,530
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	351	364
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	1,153	1,195
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	125	130
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	358	371
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	57	60
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	1,064	1,102
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	130	136
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	1,098	1,138
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	3,830	4,019
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	15,157	15,913
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	74	74
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	54	54
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	34	34
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	2,435	2,460
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	171	177
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	1,082	1,121
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	12	13
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	31	32
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	1,062	1,100
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	723	749
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	619	642
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	4,074	4,222
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	157	163
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	4,157	4,308
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	336	348
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	381	396
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	173	181
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	4,539	4,726
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2032	3,084	3,240
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2026	60	60
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	38	39
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	1,474	1,499
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	527	541
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	74	75
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	1,612	1,651
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	63	64
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	489	503
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	1,546	1,585
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	141	146
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	134	137
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	39	40
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	243	249
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	1,317	1,350
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2030	764	797
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	29	30
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	59	60
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	188	193
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	451	464
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	102	105
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	49	50
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	67	69
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	450	469
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	18,520	19,020
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	3,169	3,312
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	45	46
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	415	424
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	719	735
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	80	82
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	812	835
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	65	67
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	1,561	1,599
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	73	75
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	519	526
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	641	652
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	210	219
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	74	77
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	28,956	30,336
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	62	63
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	321	330
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	413	425
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	1,259	1,296
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	906	931
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	304	316
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	1,403	1,478
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2026	102	102
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	591	603
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	441	451
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	82	84
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	1,692	1,697
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	163	168
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	211	217
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	33	34
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	3,114	3,253
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	70	73
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	1,561	1,623
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2031	884	930
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2026	1,502	1,508
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	937	966
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	417	420
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	2,042	2,088
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	743	760
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2026	176	178
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	579	595
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	36	37
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	85	86
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	134	136
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	1,609	1,647
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	148	150
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	1,123	1,151
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	131	135
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	753	782
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	66	67
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	596	604
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	716	732
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	115	117
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	2,707	2,793
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2029	3,558	3,705
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2025	10	10
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2025	71	71
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2026	10	10
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	377	385
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	73	75
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	290	296
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2028	6,601	6,733
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	300	309
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	2,208	2,292
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	232	238
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	33	34
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	51	52
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	22	22
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	181	187
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	38	39
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	95	97
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	2,118	2,210
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	2,932	3,050
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	3,069	3,203
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	4,220	4,397
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	348	354
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	6,810	7,091
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	2,321	2,399
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	477	490
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	1,021	1,061
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	45	47
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	1,485	1,550
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	226	234
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	352	369
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	18,787	19,324
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2025	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2025	322	322
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2025	3	3
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	257	261
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	124	127
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	31	32
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	960	986
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	39	41
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	107	110
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	59	60
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	25	25
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	33	34
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	312	317
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	71	72
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	103	107
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	1,280	1,331
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	637	662
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	47	49
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	867	905
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	74	77
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	8,335	8,768
Freddie Mac Gold Pool 1.5% 1/1/2036	8,414,215	7,271,495
Freddie Mac Gold Pool 1.5% 1/1/2051	1,289,101	960,113
Freddie Mac Gold Pool 1.5% 10/1/2035	11,415,789	9,879,700
Freddie Mac Gold Pool 1.5% 11/1/2035	9,468,724	8,182,793
Freddie Mac Gold Pool 1.5% 11/1/2035	9,850,182	8,512,446
Freddie Mac Gold Pool 1.5% 11/1/2035	95,973	82,939
Freddie Mac Gold Pool 1.5% 11/1/2050	855,280	639,411
Freddie Mac Gold Pool 1.5% 12/1/2035	18,374,850	15,879,393
Freddie Mac Gold Pool 1.5% 12/1/2040	1,029,290	835,451
Freddie Mac Gold Pool 1.5% 12/1/2050	593,950	444,040
Freddie Mac Gold Pool 1.5% 12/1/2050	150,933	112,979
Freddie Mac Gold Pool 1.5% 2/1/2036	22,042,325	19,048,794
Freddie Mac Gold Pool 1.5% 2/1/2041	1,769,376	1,433,810
Freddie Mac Gold Pool 1.5% 2/1/2051	33,522,779	24,768,459
Freddie Mac Gold Pool 1.5% 3/1/2036	45,347	39,189
Freddie Mac Gold Pool 1.5% 3/1/2041	1,796,301	1,454,504
Freddie Mac Gold Pool 1.5% 3/1/2051	9,789,779	7,233,223
Freddie Mac Gold Pool 1.5% 3/1/2051	210,632	157,667
Freddie Mac Gold Pool 1.5% 4/1/2041	1,833,844	1,483,831
Freddie Mac Gold Pool 1.5% 5/1/2036	80,446	69,319
Freddie Mac Gold Pool 1.5% 6/1/2051	500,654	374,761
Freddie Mac Gold Pool 1.5% 7/1/2035	11,792,368	10,205,607
Freddie Mac Gold Pool 1.5% 8/1/2035	8,051,648	6,968,232
Freddie Mac Gold Pool 2% 1/1/2051	46,990	36,547
Freddie Mac Gold Pool 2% 1/1/2052	1,128,406	877,989
Freddie Mac Gold Pool 2% 10/1/2041	9,786,853	8,150,167
Freddie Mac Gold Pool 2% 10/1/2051	30,676,583	24,127,651
Freddie Mac Gold Pool 2% 10/1/2051	4,284,017	3,388,194
Freddie Mac Gold Pool 2% 10/1/2051	1,473,020	1,162,698
Freddie Mac Gold Pool 2% 11/1/2041	6,047,716	5,024,998
Freddie Mac Gold Pool 2% 11/1/2050	58,538	45,529
Freddie Mac Gold Pool 2% 11/1/2050	19,217	15,079
Freddie Mac Gold Pool 2% 11/1/2051	16,825,668	13,202,124
Freddie Mac Gold Pool 2% 11/1/2051	26,825,752	21,098,908
Freddie Mac Gold Pool 2% 11/1/2051	1,331,919	1,051,323
Freddie Mac Gold Pool 2% 11/1/2051	2,000,020	1,578,674
Freddie Mac Gold Pool 2% 11/1/2051	2,753,669	2,153,760
Freddie Mac Gold Pool 2% 11/1/2051	479,377	373,592
Freddie Mac Gold Pool 2% 11/1/2051	731,097	568,852
Freddie Mac Gold Pool 2% 12/1/2051	3,808,751	3,003,979
Freddie Mac Gold Pool 2% 12/1/2051	844,218	656,869
Freddie Mac Gold Pool 2% 12/1/2051	380,851	297,879
Freddie Mac Gold Pool 2% 12/1/2051	200,744	156,195
Freddie Mac Gold Pool 2% 2/1/2041	3,183,362	2,667,350
Freddie Mac Gold Pool 2% 2/1/2042	1,133,732	940,591
Freddie Mac Gold Pool 2% 2/1/2052	40,486,019	31,906,198
Freddie Mac Gold Pool 2% 2/1/2052	857,172	666,412
Freddie Mac Gold Pool 2% 3/1/2041	2,014,258	1,696,473
Freddie Mac Gold Pool 2% 3/1/2052	8,674,156	6,743,761
Freddie Mac Gold Pool 2% 4/1/2042 (l)	19,012,464	15,940,976
Freddie Mac Gold Pool 2% 4/1/2052	6,812,443	5,368,746
Freddie Mac Gold Pool 2% 5/1/2041	2,985,598	2,495,823
Freddie Mac Gold Pool 2% 5/1/2051	86,996,843	68,913,845
Freddie Mac Gold Pool 2% 5/1/2051	582,151	456,234
Freddie Mac Gold Pool 2% 5/1/2051	1,385,476	1,085,803
Freddie Mac Gold Pool 2% 6/1/2035	41,113,972	36,597,508
Freddie Mac Gold Pool 2% 6/1/2041	4,992,995	4,170,769
Freddie Mac Gold Pool 2% 6/1/2050	21,340,968	16,885,068
Freddie Mac Gold Pool 2% 6/1/2051	929,869	722,931
Freddie Mac Gold Pool 2% 7/1/2035	5,351,687	4,763,792
Freddie Mac Gold Pool 2% 7/1/2041	18,308	15,280
Freddie Mac Gold Pool 2% 7/1/2041	24,041,038	20,193,289
Freddie Mac Gold Pool 2% 9/1/2051	7,890,899	6,240,848
Freddie Mac Gold Pool 2.5% 1/1/2031	68,065	64,803
Freddie Mac Gold Pool 2.5% 1/1/2033	59,324	55,821
Freddie Mac Gold Pool 2.5% 1/1/2042	10,051,352	8,630,069
Freddie Mac Gold Pool 2.5% 10/1/2029	501,383	482,920
Freddie Mac Gold Pool 2.5% 10/1/2031	381,241	362,132
Freddie Mac Gold Pool 2.5% 10/1/2041	4,964,810	4,270,533
Freddie Mac Gold Pool 2.5% 10/1/2050	40,047,849	33,221,109
Freddie Mac Gold Pool 2.5% 11/1/2031	341,721	323,401
Freddie Mac Gold Pool 2.5% 11/1/2031	2,110,129	1,997,062
Freddie Mac Gold Pool 2.5% 11/1/2032	71,859	67,571
Freddie Mac Gold Pool 2.5% 11/1/2041	1,948,096	1,680,545
Freddie Mac Gold Pool 2.5% 11/1/2041	895,253	773,139
Freddie Mac Gold Pool 2.5% 11/1/2041	6,860,268	5,924,513
Freddie Mac Gold Pool 2.5% 11/1/2050	83,931,114	69,414,002
Freddie Mac Gold Pool 2.5% 12/1/2031	41,919	39,652
Freddie Mac Gold Pool 2.5% 12/1/2031	2,322,782	2,199,687
Freddie Mac Gold Pool 2.5% 12/1/2032	26,465	24,872
Freddie Mac Gold Pool 2.5% 12/1/2051	14,016,143	11,513,005
Freddie Mac Gold Pool 2.5% 2/1/2032	33,170	31,376
Freddie Mac Gold Pool 2.5% 2/1/2033	29,099	27,330
Freddie Mac Gold Pool 2.5% 2/1/2042	1,282,974	1,111,983
Freddie Mac Gold Pool 2.5% 2/1/2051	28,182,730	23,343,344
Freddie Mac Gold Pool 2.5% 2/1/2051	5,929,859	4,872,701
Freddie Mac Gold Pool 2.5% 3/1/2033	1,354,217	1,273,477
Freddie Mac Gold Pool 2.5% 3/1/2051	5,710,608	4,692,537
Freddie Mac Gold Pool 2.5% 4/1/2033	566,910	532,188
Freddie Mac Gold Pool 2.5% 4/1/2033	208,763	195,720
Freddie Mac Gold Pool 2.5% 4/1/2033	456,981	429,457
Freddie Mac Gold Pool 2.5% 4/1/2042	1,262,679	1,086,896
Freddie Mac Gold Pool 2.5% 5/1/2030	32,097	30,738
Freddie Mac Gold Pool 2.5% 5/1/2033	150,833	141,575
Freddie Mac Gold Pool 2.5% 5/1/2034	366,848	337,607
Freddie Mac Gold Pool 2.5% 5/1/2035	6,990,204	6,400,263
Freddie Mac Gold Pool 2.5% 5/1/2041	3,902,513	3,377,520
Freddie Mac Gold Pool 2.5% 5/1/2041	2,773,246	2,411,668
Freddie Mac Gold Pool 2.5% 5/1/2051	24,068,202	19,897,733
Freddie Mac Gold Pool 2.5% 6/1/2030	33,836	32,335
Freddie Mac Gold Pool 2.5% 6/1/2031	586,471	557,387
Freddie Mac Gold Pool 2.5% 6/1/2031	252,207	239,993
Freddie Mac Gold Pool 2.5% 6/1/2041	1,498,184	1,295,233
Freddie Mac Gold Pool 2.5% 7/1/2031	1,018,577	968,089
Freddie Mac Gold Pool 2.5% 7/1/2032	2,699,693	2,547,617
Freddie Mac Gold Pool 2.5% 7/1/2033	768,381	711,698
Freddie Mac Gold Pool 2.5% 7/1/2036	3,805,774	3,484,584
Freddie Mac Gold Pool 2.5% 8/1/2031	1,702,009	1,616,665
Freddie Mac Gold Pool 2.5% 8/1/2041	749,839	648,262
Freddie Mac Gold Pool 2.5% 8/1/2041	7,906,261	6,805,594
Freddie Mac Gold Pool 2.5% 8/1/2050	7,541,348	6,244,032
Freddie Mac Gold Pool 2.5% 9/1/2032	376,340	354,686
Freddie Mac Gold Pool 2.5% 9/1/2032	272,622	260,039
Freddie Mac Gold Pool 2.5% 9/1/2041	1,640,634	1,421,463
Freddie Mac Gold Pool 3% 1/1/2033	674,096	641,369
Freddie Mac Gold Pool 3% 1/1/2034	158,912	150,265
Freddie Mac Gold Pool 3% 1/1/2043	132,104	117,280
Freddie Mac Gold Pool 3% 1/1/2043	151,387	133,517
Freddie Mac Gold Pool 3% 1/1/2052	5,036,182	4,299,874
Freddie Mac Gold Pool 3% 1/1/2052	1,630,153	1,391,819
Freddie Mac Gold Pool 3% 1/1/2052	256,455	218,960
Freddie Mac Gold Pool 3% 1/1/2052	4,660,185	3,974,480
Freddie Mac Gold Pool 3% 10/1/2042	52,784	46,896
Freddie Mac Gold Pool 3% 10/1/2045	12,445	10,952
Freddie Mac Gold Pool 3% 10/1/2049	134,026	115,310
Freddie Mac Gold Pool 3% 10/1/2051	15,224,472	13,055,691
Freddie Mac Gold Pool 3% 11/1/2042	138,611	123,370
Freddie Mac Gold Pool 3% 11/1/2042	51,658	46,053
Freddie Mac Gold Pool 3% 11/1/2045	346,113	301,006
Freddie Mac Gold Pool 3% 11/1/2045	755,180	656,997
Freddie Mac Gold Pool 3% 11/1/2049	9,547,378	8,249,974
Freddie Mac Gold Pool 3% 11/1/2049	272,013	234,029
Freddie Mac Gold Pool 3% 11/1/2050	1,019,848	872,974
Freddie Mac Gold Pool 3% 11/1/2051	6,495,343	5,551,790
Freddie Mac Gold Pool 3% 11/1/2051	2,471,595	2,112,556
Freddie Mac Gold Pool 3% 12/1/2030	455,713	438,760
Freddie Mac Gold Pool 3% 12/1/2032	108,373	103,521
Freddie Mac Gold Pool 3% 12/1/2032	609,208	584,952
Freddie Mac Gold Pool 3% 12/1/2042	210,414	186,966
Freddie Mac Gold Pool 3% 12/1/2042	111,415	99,011
Freddie Mac Gold Pool 3% 12/1/2042	2,363,983	2,102,294
Freddie Mac Gold Pool 3% 12/1/2045	729,406	634,346
Freddie Mac Gold Pool 3% 12/1/2046	5,131,381	4,454,613
Freddie Mac Gold Pool 3% 12/1/2049	6,395	5,502
Freddie Mac Gold Pool 3% 12/1/2049	477,465	410,791
Freddie Mac Gold Pool 3% 12/1/2050	8,454,202	7,236,661
Freddie Mac Gold Pool 3% 12/1/2051	26,252	22,414
Freddie Mac Gold Pool 3% 2/1/2033	449,574	433,449
Freddie Mac Gold Pool 3% 2/1/2034	22,849	21,591
Freddie Mac Gold Pool 3% 2/1/2037	696,572	639,107
Freddie Mac Gold Pool 3% 2/1/2037	36,930	33,929
Freddie Mac Gold Pool 3% 2/1/2043	185,510	165,406
Freddie Mac Gold Pool 3% 2/1/2043	746,776	666,641
Freddie Mac Gold Pool 3% 2/1/2043	82,861	73,640
Freddie Mac Gold Pool 3% 2/1/2043	124,416	110,493
Freddie Mac Gold Pool 3% 2/1/2043	108,692	96,210
Freddie Mac Gold Pool 3% 2/1/2043	115,558	102,548
Freddie Mac Gold Pool 3% 2/1/2050	10,701,090	9,226,843
Freddie Mac Gold Pool 3% 2/1/2052	782,811	666,649
Freddie Mac Gold Pool 3% 3/1/2033	132,413	126,319
Freddie Mac Gold Pool 3% 3/1/2043	83,011	73,773
Freddie Mac Gold Pool 3% 3/1/2045	28,087	24,540
Freddie Mac Gold Pool 3% 3/1/2051	38,207	32,728
Freddie Mac Gold Pool 3% 3/1/2052	2,532,503	2,159,076
Freddie Mac Gold Pool 3% 3/1/2052	4,653,996	3,985,200
Freddie Mac Gold Pool 3% 4/1/2032	23,874	22,993
Freddie Mac Gold Pool 3% 4/1/2032	62,686	60,238
Freddie Mac Gold Pool 3% 4/1/2034	1,378,200	1,302,342
Freddie Mac Gold Pool 3% 4/1/2043	34,883	31,019
Freddie Mac Gold Pool 3% 4/1/2045	14,617	12,744
Freddie Mac Gold Pool 3% 4/1/2045	188,945	165,088
Freddie Mac Gold Pool 3% 4/1/2046	250,619	218,505
Freddie Mac Gold Pool 3% 4/1/2046	304,690	265,648
Freddie Mac Gold Pool 3% 4/1/2050	9,541	8,200
Freddie Mac Gold Pool 3% 4/1/2050	15,293,504	13,186,578
Freddie Mac Gold Pool 3% 5/1/2045	125,172	109,368
Freddie Mac Gold Pool 3% 5/1/2045	59,070	51,870
Freddie Mac Gold Pool 3% 5/1/2045	102,370	89,893
Freddie Mac Gold Pool 3% 5/1/2045	51,396	45,230
Freddie Mac Gold Pool 3% 5/1/2046	753,691	657,115
Freddie Mac Gold Pool 3% 5/1/2046	4,727,922	4,122,095
Freddie Mac Gold Pool 3% 5/1/2051	2,234,817	1,912,967
Freddie Mac Gold Pool 3% 5/1/2052	13,123,253	11,179,980
Freddie Mac Gold Pool 3% 6/1/2031	68,846	66,128
Freddie Mac Gold Pool 3% 6/1/2031	116,694	112,086
Freddie Mac Gold Pool 3% 6/1/2031	534,887	514,672
Freddie Mac Gold Pool 3% 6/1/2031	47,520	45,806
Freddie Mac Gold Pool 3% 6/1/2031	44,380	42,666
Freddie Mac Gold Pool 3% 6/1/2031	64,006	61,698
Freddie Mac Gold Pool 3% 6/1/2031	188,150	181,041
Freddie Mac Gold Pool 3% 6/1/2045	721,335	629,806
Freddie Mac Gold Pool 3% 6/1/2045	110,508	97,039
Freddie Mac Gold Pool 3% 6/1/2045	265,898	233,998
Freddie Mac Gold Pool 3% 6/1/2045	40,159	35,341
Freddie Mac Gold Pool 3% 6/1/2046	4,673,893	4,074,989
Freddie Mac Gold Pool 3% 6/1/2050	15,841,330	13,688,634
Freddie Mac Gold Pool 3% 6/1/2050	31,060	26,654
Freddie Mac Gold Pool 3% 6/1/2052	8,340,334	7,110,522
Freddie Mac Gold Pool 3% 7/1/2032	119,566	114,504
Freddie Mac Gold Pool 3% 7/1/2043	854,087	756,951
Freddie Mac Gold Pool 3% 7/1/2043	3,529,833	3,129,642
Freddie Mac Gold Pool 3% 7/1/2045	212,839	185,833
Freddie Mac Gold Pool 3% 7/1/2045	252,798	221,353
Freddie Mac Gold Pool 3% 7/1/2045	79,527	70,032
Freddie Mac Gold Pool 3% 7/1/2045	32,164	28,163
Freddie Mac Gold Pool 3% 7/1/2045	76,323	66,830
Freddie Mac Gold Pool 3% 7/1/2051	666,045	569,291
Freddie Mac Gold Pool 3% 8/1/2032	138,208	132,417
Freddie Mac Gold Pool 3% 8/1/2032	94,136	90,113
Freddie Mac Gold Pool 3% 8/1/2042	22,117	19,605
Freddie Mac Gold Pool 3% 8/1/2042	28,960	25,763
Freddie Mac Gold Pool 3% 8/1/2045	114,825	100,542
Freddie Mac Gold Pool 3% 8/1/2045	205,210	180,197
Freddie Mac Gold Pool 3% 8/1/2045	47,668	41,949
Freddie Mac Gold Pool 3% 8/1/2045	113,528	99,690
Freddie Mac Gold Pool 3% 8/1/2045	130,734	114,799
Freddie Mac Gold Pool 3% 9/1/2051	6,674,599	5,709,178
Freddie Mac Gold Pool 3% 9/1/2051	2,141,712	1,831,932
Freddie Mac Gold Pool 3.5% 1/1/2043	18,486	16,840
Freddie Mac Gold Pool 3.5% 1/1/2044	3,866,085	3,546,778
Freddie Mac Gold Pool 3.5% 1/1/2044	1,959,101	1,795,616
Freddie Mac Gold Pool 3.5% 1/1/2045	258,650	237,062
Freddie Mac Gold Pool 3.5% 1/1/2046	589,427	532,507
Freddie Mac Gold Pool 3.5% 1/1/2046	155,885	140,978
Freddie Mac Gold Pool 3.5% 1/1/2048	31,222	28,267
Freddie Mac Gold Pool 3.5% 1/1/2052	426,838	379,500
Freddie Mac Gold Pool 3.5% 10/1/2034	2,897,153	2,736,972
Freddie Mac Gold Pool 3.5% 10/1/2040	212,669	193,661
Freddie Mac Gold Pool 3.5% 10/1/2042	444,342	407,154
Freddie Mac Gold Pool 3.5% 10/1/2042	57,423	52,543
Freddie Mac Gold Pool 3.5% 10/1/2047	113,518	102,809
Freddie Mac Gold Pool 3.5% 10/1/2050	407,877	363,661
Freddie Mac Gold Pool 3.5% 10/1/2051	9,284,846	8,255,111
Freddie Mac Gold Pool 3.5% 10/1/2051	1,243,979	1,099,796
Freddie Mac Gold Pool 3.5% 10/1/2051	3,177,731	2,841,194
Freddie Mac Gold Pool 3.5% 11/1/2033	6,017,104	5,765,123
Freddie Mac Gold Pool 3.5% 11/1/2040	446,273	405,967
Freddie Mac Gold Pool 3.5% 11/1/2042	1,273,102	1,163,758
Freddie Mac Gold Pool 3.5% 11/1/2045	56,967	51,519
Freddie Mac Gold Pool 3.5% 11/1/2047	248,512	223,582
Freddie Mac Gold Pool 3.5% 11/1/2047	746,994	674,625
Freddie Mac Gold Pool 3.5% 11/1/2047	787,374	713,091
Freddie Mac Gold Pool 3.5% 12/1/2029	16,522	16,250
Freddie Mac Gold Pool 3.5% 12/1/2033	707,170	670,060
Freddie Mac Gold Pool 3.5% 12/1/2040	439,556	399,857
Freddie Mac Gold Pool 3.5% 12/1/2046	495,946	447,899
Freddie Mac Gold Pool 3.5% 12/1/2047	196,101	177,539
Freddie Mac Gold Pool 3.5% 12/1/2051	1,505,111	1,338,187
Freddie Mac Gold Pool 3.5% 2/1/2030	47,971	47,123
Freddie Mac Gold Pool 3.5% 2/1/2034	8,394,766	8,006,483
Freddie Mac Gold Pool 3.5% 2/1/2034	4,511,211	4,304,672
Freddie Mac Gold Pool 3.5% 2/1/2043	305,051	281,939
Freddie Mac Gold Pool 3.5% 2/1/2043	760,269	697,967
Freddie Mac Gold Pool 3.5% 2/1/2043	5,149,597	4,717,168
Freddie Mac Gold Pool 3.5% 2/1/2045	47,435	42,929
Freddie Mac Gold Pool 3.5% 2/1/2046	8,347	7,541
Freddie Mac Gold Pool 3.5% 2/1/2051	527,866	470,148
Freddie Mac Gold Pool 3.5% 2/1/2052	4,052,156	3,612,882
Freddie Mac Gold Pool 3.5% 2/1/2052	1,984,465	1,768,719
Freddie Mac Gold Pool 3.5% 3/1/2032	4,595,156	4,415,815
Freddie Mac Gold Pool 3.5% 3/1/2045	1,470,106	1,330,439
Freddie Mac Gold Pool 3.5% 3/1/2045	117,339	106,191
Freddie Mac Gold Pool 3.5% 3/1/2045	266,273	240,976
Freddie Mac Gold Pool 3.5% 3/1/2045	378,851	342,858
Freddie Mac Gold Pool 3.5% 3/1/2046	2,766,162	2,504,227
Freddie Mac Gold Pool 3.5% 3/1/2046	23,373	21,138
Freddie Mac Gold Pool 3.5% 3/1/2050	9,395	8,339
Freddie Mac Gold Pool 3.5% 3/1/2052	8,896,703	7,926,001
Freddie Mac Gold Pool 3.5% 3/1/2052	11,810,958	10,525,979
Freddie Mac Gold Pool 3.5% 3/1/2052	9,277,972	8,267,628
Freddie Mac Gold Pool 3.5% 4/1/2040	528,431	481,530
Freddie Mac Gold Pool 3.5% 4/1/2042	6,484,215	5,973,054
Freddie Mac Gold Pool 3.5% 4/1/2042	164,210	150,978
Freddie Mac Gold Pool 3.5% 4/1/2043	433,337	396,543
Freddie Mac Gold Pool 3.5% 4/1/2043	359,133	329,005
Freddie Mac Gold Pool 3.5% 4/1/2043	1,023,122	936,202
Freddie Mac Gold Pool 3.5% 4/1/2043	30,090	27,511
Freddie Mac Gold Pool 3.5% 4/1/2046	84,114	76,044
Freddie Mac Gold Pool 3.5% 4/1/2046	1,720,870	1,554,690
Freddie Mac Gold Pool 3.5% 4/1/2046	1,728,602	1,562,756
Freddie Mac Gold Pool 3.5% 4/1/2047	5,391,052	4,806,214
Freddie Mac Gold Pool 3.5% 4/1/2050	19,532	17,433
Freddie Mac Gold Pool 3.5% 4/1/2052	5,739,663	5,153,328
Freddie Mac Gold Pool 3.5% 5/1/2030	83,671	82,091
Freddie Mac Gold Pool 3.5% 5/1/2030	42,364	41,528
Freddie Mac Gold Pool 3.5% 5/1/2030	16,983	16,662
Freddie Mac Gold Pool 3.5% 5/1/2034	840,749	795,053
Freddie Mac Gold Pool 3.5% 5/1/2038	569,421	528,868
Freddie Mac Gold Pool 3.5% 5/1/2040	146,876	133,840
Freddie Mac Gold Pool 3.5% 5/1/2040	1,096,119	998,833
Freddie Mac Gold Pool 3.5% 5/1/2045	3,761,636	3,404,262
Freddie Mac Gold Pool 3.5% 5/1/2045	32,734	29,603
Freddie Mac Gold Pool 3.5% 5/1/2045	156,743	141,852
Freddie Mac Gold Pool 3.5% 5/1/2045	36,723	33,212
Freddie Mac Gold Pool 3.5% 5/1/2045	81,288	73,515
Freddie Mac Gold Pool 3.5% 5/1/2046	13,732,219	12,431,882
Freddie Mac Gold Pool 3.5% 5/1/2046	8,224	7,435
Freddie Mac Gold Pool 3.5% 5/1/2046	29,329	26,524
Freddie Mac Gold Pool 3.5% 5/1/2047	3,722,089	3,312,490
Freddie Mac Gold Pool 3.5% 6/1/2030	42,497	41,648
Freddie Mac Gold Pool 3.5% 6/1/2030	18,902	18,504
Freddie Mac Gold Pool 3.5% 6/1/2032	7,610,180	7,303,952
Freddie Mac Gold Pool 3.5% 6/1/2040	948,493	863,716
Freddie Mac Gold Pool 3.5% 6/1/2045	4,561,895	4,125,641
Freddie Mac Gold Pool 3.5% 6/1/2045	714,375	646,505
Freddie Mac Gold Pool 3.5% 6/1/2045	4,982,952	4,506,433
Freddie Mac Gold Pool 3.5% 6/1/2045	270,206	244,619
Freddie Mac Gold Pool 3.5% 6/1/2045	55,597	50,280
Freddie Mac Gold Pool 3.5% 6/1/2050	7,616,785	6,795,849
Freddie Mac Gold Pool 3.5% 6/1/2051	661,548	589,006
Freddie Mac Gold Pool 3.5% 7/1/2032	959,004	920,828
Freddie Mac Gold Pool 3.5% 7/1/2040	136,048	123,888
Freddie Mac Gold Pool 3.5% 7/1/2042	3,163,211	2,897,078
Freddie Mac Gold Pool 3.5% 7/1/2042	1,442,299	1,322,359
Freddie Mac Gold Pool 3.5% 7/1/2046	154,024	139,150
Freddie Mac Gold Pool 3.5% 7/1/2046	39,139	35,384
Freddie Mac Gold Pool 3.5% 7/1/2047	1,932,702	1,750,971
Freddie Mac Gold Pool 3.5% 7/1/2051	24,748,577	22,034,774
Freddie Mac Gold Pool 3.5% 8/1/2034	1,383,973	1,307,454
Freddie Mac Gold Pool 3.5% 8/1/2040	618,835	563,524
Freddie Mac Gold Pool 3.5% 8/1/2042	202,809	185,993
Freddie Mac Gold Pool 3.5% 8/1/2045	5,052	4,569
Freddie Mac Gold Pool 3.5% 8/1/2046	14,812	13,437
Freddie Mac Gold Pool 3.5% 8/1/2047	348,208	315,357
Freddie Mac Gold Pool 3.5% 8/1/2047	2,937,119	2,660,024
Freddie Mac Gold Pool 3.5% 8/1/2047	229,545	207,890
Freddie Mac Gold Pool 3.5% 8/1/2051	775,671	690,615
Freddie Mac Gold Pool 3.5% 8/1/2051	4,144,669	3,707,023
Freddie Mac Gold Pool 3.5% 9/1/2040	467,842	426,026
Freddie Mac Gold Pool 3.5% 9/1/2042	22,774	20,836
Freddie Mac Gold Pool 3.5% 9/1/2042	7,428,845	6,801,645
Freddie Mac Gold Pool 3.5% 9/1/2042	4,120,176	3,770,145
Freddie Mac Gold Pool 3.5% 9/1/2046	1,319,460	1,191,631
Freddie Mac Gold Pool 3.5% 9/1/2046	11,482,006	10,383,983
Freddie Mac Gold Pool 3.5% 9/1/2047	65,325	59,162
Freddie Mac Gold Pool 3.5% 9/1/2047	53,713	48,646
Freddie Mac Gold Pool 3.5% 9/1/2051	3,036,181	2,699,454
Freddie Mac Gold Pool 4% 1/1/2036	4,573,710	4,366,850
Freddie Mac Gold Pool 4% 1/1/2039	125,377	118,845
Freddie Mac Gold Pool 4% 1/1/2041	1,554,390	1,471,841
Freddie Mac Gold Pool 4% 1/1/2041	78,060	74,120
Freddie Mac Gold Pool 4% 1/1/2041	17,476	16,504
Freddie Mac Gold Pool 4% 1/1/2042	591,924	558,436
Freddie Mac Gold Pool 4% 1/1/2043	37,049	34,799
Freddie Mac Gold Pool 4% 1/1/2044	112,173	105,081
Freddie Mac Gold Pool 4% 1/1/2044	85,818	80,541
Freddie Mac Gold Pool 4% 1/1/2049	2,564,690	2,371,782
Freddie Mac Gold Pool 4% 10/1/2040	24,421	23,116
Freddie Mac Gold Pool 4% 10/1/2041	1,767,186	1,668,753
Freddie Mac Gold Pool 4% 10/1/2041	146,036	137,887
Freddie Mac Gold Pool 4% 10/1/2041	175,999	166,286
Freddie Mac Gold Pool 4% 10/1/2042	29,037	27,668
Freddie Mac Gold Pool 4% 10/1/2042	19,499	18,317
Freddie Mac Gold Pool 4% 10/1/2042	58,240	54,881
Freddie Mac Gold Pool 4% 10/1/2043	39,559	37,072
Freddie Mac Gold Pool 4% 10/1/2043	316,687	297,249
Freddie Mac Gold Pool 4% 10/1/2043	112,095	105,010
Freddie Mac Gold Pool 4% 10/1/2043	38,171	35,888
Freddie Mac Gold Pool 4% 10/1/2044	195,398	182,768
Freddie Mac Gold Pool 4% 10/1/2045	93,134	86,856
Freddie Mac Gold Pool 4% 10/1/2052	3,019,288	2,794,073
Freddie Mac Gold Pool 4% 11/1/2041	690,813	651,520
Freddie Mac Gold Pool 4% 11/1/2041	40,915	38,845
Freddie Mac Gold Pool 4% 11/1/2041	8,289	7,828
Freddie Mac Gold Pool 4% 11/1/2042	134,264	126,432
Freddie Mac Gold Pool 4% 11/1/2042	249,436	235,025
Freddie Mac Gold Pool 4% 11/1/2042	213,144	200,465
Freddie Mac Gold Pool 4% 11/1/2042	72,663	68,285
Freddie Mac Gold Pool 4% 11/1/2042	7,941	7,627
Freddie Mac Gold Pool 4% 11/1/2042	2,273,252	2,144,739
Freddie Mac Gold Pool 4% 11/1/2042	3,360,017	3,173,735
Freddie Mac Gold Pool 4% 11/1/2043	6,418	6,039
Freddie Mac Gold Pool 4% 11/1/2047	1,496,268	1,389,323
Freddie Mac Gold Pool 4% 12/1/2040	5,727	5,427
Freddie Mac Gold Pool 4% 12/1/2040	77,152	73,080
Freddie Mac Gold Pool 4% 12/1/2040	14,741	13,965
Freddie Mac Gold Pool 4% 12/1/2040	44,414	42,105
Freddie Mac Gold Pool 4% 12/1/2042	66,666	63,190
Freddie Mac Gold Pool 4% 12/1/2042	112,475	105,783
Freddie Mac Gold Pool 4% 12/1/2045	20,052	18,688
Freddie Mac Gold Pool 4% 12/1/2047	2,495,212	2,316,868
Freddie Mac Gold Pool 4% 2/1/2041	1,470,425	1,391,420
Freddie Mac Gold Pool 4% 2/1/2041	1,358,077	1,286,079
Freddie Mac Gold Pool 4% 2/1/2041	392,097	370,201
Freddie Mac Gold Pool 4% 2/1/2042	208,177	196,697
Freddie Mac Gold Pool 4% 2/1/2042	568,966	536,300
Freddie Mac Gold Pool 4% 2/1/2043	200,874	188,847
Freddie Mac Gold Pool 4% 2/1/2043	128,207	120,469
Freddie Mac Gold Pool 4% 2/1/2043	152,782	143,531
Freddie Mac Gold Pool 4% 2/1/2043	65,462	61,445
Freddie Mac Gold Pool 4% 2/1/2044	59,242	55,456
Freddie Mac Gold Pool 4% 2/1/2044	119,984	112,609
Freddie Mac Gold Pool 4% 2/1/2044	61,656	57,975
Freddie Mac Gold Pool 4% 2/1/2045	2,667,170	2,501,139
Freddie Mac Gold Pool 4% 2/1/2046	24,066	22,399
Freddie Mac Gold Pool 4% 2/1/2046	13,787	12,849
Freddie Mac Gold Pool 4% 2/1/2046	628,643	589,327
Freddie Mac Gold Pool 4% 2/1/2048	1,688,728	1,568,555
Freddie Mac Gold Pool 4% 2/1/2048	165,884	154,287
Freddie Mac Gold Pool 4% 3/1/2042	276,793	261,466
Freddie Mac Gold Pool 4% 3/1/2042	271,487	255,870
Freddie Mac Gold Pool 4% 3/1/2042	20,519	19,289
Freddie Mac Gold Pool 4% 3/1/2043	40,069	37,623
Freddie Mac Gold Pool 4% 3/1/2043	87,258	82,330
Freddie Mac Gold Pool 4% 3/1/2044	131,291	123,027
Freddie Mac Gold Pool 4% 4/1/2040	2,644	2,532
Freddie Mac Gold Pool 4% 4/1/2042	77,622	73,061
Freddie Mac Gold Pool 4% 4/1/2042	27,980	26,521
Freddie Mac Gold Pool 4% 4/1/2042	35,477	33,666
Freddie Mac Gold Pool 4% 4/1/2042	38,105	35,824
Freddie Mac Gold Pool 4% 4/1/2042	1,411,388	1,330,395
Freddie Mac Gold Pool 4% 4/1/2042	1,114,355	1,051,459
Freddie Mac Gold Pool 4% 4/1/2043	38,569	36,732
Freddie Mac Gold Pool 4% 4/1/2043	106,585	100,362
Freddie Mac Gold Pool 4% 4/1/2043	3,621,119	3,410,736
Freddie Mac Gold Pool 4% 4/1/2046	169,537	157,685
Freddie Mac Gold Pool 4% 4/1/2046	848,890	790,603
Freddie Mac Gold Pool 4% 4/1/2048	27,179	25,245
Freddie Mac Gold Pool 4% 4/1/2048	287,477	267,019
Freddie Mac Gold Pool 4% 4/1/2048	590,512	548,490
Freddie Mac Gold Pool 4% 4/1/2048	100,048	92,929
Freddie Mac Gold Pool 4% 4/1/2048	461,560	428,715
Freddie Mac Gold Pool 4% 5/1/2042	183,457	173,632
Freddie Mac Gold Pool 4% 5/1/2043	43,975	41,245
Freddie Mac Gold Pool 4% 5/1/2043	44,743	41,958
Freddie Mac Gold Pool 4% 5/1/2043	141,306	132,745
Freddie Mac Gold Pool 4% 5/1/2043	40,518	38,009
Freddie Mac Gold Pool 4% 5/1/2043	13,307	12,502
Freddie Mac Gold Pool 4% 5/1/2045	205,494	191,770
Freddie Mac Gold Pool 4% 5/1/2045	857,979	810,395
Freddie Mac Gold Pool 4% 6/1/2038	63,572	60,260
Freddie Mac Gold Pool 4% 6/1/2038	47,590	45,140
Freddie Mac Gold Pool 4% 6/1/2041	52,095	49,139
Freddie Mac Gold Pool 4% 6/1/2041	9,083	8,813
Freddie Mac Gold Pool 4% 6/1/2043	67,261	63,117
Freddie Mac Gold Pool 4% 6/1/2043	143,193	135,097
Freddie Mac Gold Pool 4% 6/1/2044	47,248	44,427
Freddie Mac Gold Pool 4% 6/1/2045	136,527	127,793
Freddie Mac Gold Pool 4% 7/1/2041	219,203	206,736
Freddie Mac Gold Pool 4% 7/1/2042	2,232,670	2,101,273
Freddie Mac Gold Pool 4% 7/1/2043	117,967	111,007
Freddie Mac Gold Pool 4% 7/1/2043	42,473	39,826
Freddie Mac Gold Pool 4% 7/1/2043	273,089	256,398
Freddie Mac Gold Pool 4% 7/1/2043	248,617	233,998
Freddie Mac Gold Pool 4% 7/1/2043	126,732	119,003
Freddie Mac Gold Pool 4% 7/1/2043	67,477	63,270
Freddie Mac Gold Pool 4% 7/1/2043	73,294	68,748
Freddie Mac Gold Pool 4% 7/1/2044	98,711	92,384
Freddie Mac Gold Pool 4% 7/1/2044	100,025	93,709
Freddie Mac Gold Pool 4% 7/1/2044	25,288	23,661
Freddie Mac Gold Pool 4% 7/1/2044	172,667	163,200
Freddie Mac Gold Pool 4% 7/1/2045	557,911	521,871
Freddie Mac Gold Pool 4% 8/1/2038	274,436	260,137
Freddie Mac Gold Pool 4% 8/1/2038	395,881	375,255
Freddie Mac Gold Pool 4% 8/1/2043	36,678	34,505
Freddie Mac Gold Pool 4% 8/1/2043	130,069	122,071
Freddie Mac Gold Pool 4% 8/1/2043	88,666	83,725
Freddie Mac Gold Pool 4% 8/1/2043	128,135	120,768
Freddie Mac Gold Pool 4% 8/1/2043	22,091	20,716
Freddie Mac Gold Pool 4% 8/1/2044	32,515	30,620
Freddie Mac Gold Pool 4% 8/1/2044	29,463	27,610
Freddie Mac Gold Pool 4% 9/1/2040	36,530	34,590
Freddie Mac Gold Pool 4% 9/1/2041	301,458	284,881
Freddie Mac Gold Pool 4% 9/1/2041	284,955	269,108
Freddie Mac Gold Pool 4% 9/1/2041	162,498	154,092
Freddie Mac Gold Pool 4% 9/1/2041	49,598	46,773
Freddie Mac Gold Pool 4% 9/1/2042	160,313	151,921
Freddie Mac Gold Pool 4% 9/1/2042	885,623	834,833
Freddie Mac Gold Pool 4% 9/1/2043	155,942	146,316
Freddie Mac Gold Pool 4% 9/1/2043	215,269	202,306
Freddie Mac Gold Pool 4% 9/1/2043	207,669	195,032
Freddie Mac Gold Pool 4% 9/1/2043	107,807	101,327
Freddie Mac Gold Pool 4% 9/1/2043	152,180	142,684
Freddie Mac Gold Pool 4% 9/1/2043	181,410	170,598
Freddie Mac Gold Pool 4% 9/1/2043	23,637	22,289
Freddie Mac Gold Pool 4% 9/1/2043	53,477	50,107
Freddie Mac Gold Pool 4% 9/1/2044	137,424	128,863
Freddie Mac Gold Pool 4.5% 1/1/2040	53,533	52,201
Freddie Mac Gold Pool 4.5% 1/1/2041	80,750	78,778
Freddie Mac Gold Pool 4.5% 1/1/2041	45,622	44,399
Freddie Mac Gold Pool 4.5% 1/1/2041	765,748	745,261
Freddie Mac Gold Pool 4.5% 1/1/2042	1,572,305	1,529,685
Freddie Mac Gold Pool 4.5% 1/1/2045	53,840	51,901
Freddie Mac Gold Pool 4.5% 1/1/2047	161,920	155,532
Freddie Mac Gold Pool 4.5% 10/1/2039	316,250	308,225
Freddie Mac Gold Pool 4.5% 10/1/2039	70,941	69,103
Freddie Mac Gold Pool 4.5% 10/1/2039	30,064	29,305
Freddie Mac Gold Pool 4.5% 10/1/2040	166,781	162,157
Freddie Mac Gold Pool 4.5% 10/1/2040	157,982	153,681
Freddie Mac Gold Pool 4.5% 10/1/2041	692,816	673,162
Freddie Mac Gold Pool 4.5% 10/1/2043	78,539	75,931
Freddie Mac Gold Pool 4.5% 10/1/2048	425,633	406,313
Freddie Mac Gold Pool 4.5% 10/1/2048	1,242,316	1,191,750
Freddie Mac Gold Pool 4.5% 11/1/2031	12,590	12,468
Freddie Mac Gold Pool 4.5% 11/1/2039	2,402	2,341
Freddie Mac Gold Pool 4.5% 11/1/2040	7,139	6,948
Freddie Mac Gold Pool 4.5% 11/1/2040	34,570	33,638
Freddie Mac Gold Pool 4.5% 11/1/2044	15,382	14,847
Freddie Mac Gold Pool 4.5% 11/1/2044	410,420	396,151
Freddie Mac Gold Pool 4.5% 12/1/2039	1,156	1,126
Freddie Mac Gold Pool 4.5% 12/1/2040	51,416	49,971
Freddie Mac Gold Pool 4.5% 12/1/2040	44,398	43,149
Freddie Mac Gold Pool 4.5% 12/1/2040	2,817	2,737
Freddie Mac Gold Pool 4.5% 12/1/2044	15,590	15,048
Freddie Mac Gold Pool 4.5% 12/1/2044	93,171	89,932
Freddie Mac Gold Pool 4.5% 12/1/2045	435,542	424,694
Freddie Mac Gold Pool 4.5% 12/1/2046	164,652	158,156
Freddie Mac Gold Pool 4.5% 12/1/2048	2,671,251	2,556,678
Freddie Mac Gold Pool 4.5% 2/1/2037	3,637	3,564
Freddie Mac Gold Pool 4.5% 2/1/2040	9,907	9,658
Freddie Mac Gold Pool 4.5% 2/1/2041	137,591	133,882
Freddie Mac Gold Pool 4.5% 2/1/2041	62,414	60,653
Freddie Mac Gold Pool 4.5% 2/1/2041	108,474	105,632
Freddie Mac Gold Pool 4.5% 2/1/2041	91,722	89,376
Freddie Mac Gold Pool 4.5% 2/1/2041	148,330	144,253
Freddie Mac Gold Pool 4.5% 2/1/2041	26,735	26,035
Freddie Mac Gold Pool 4.5% 2/1/2041	228,133	222,060
Freddie Mac Gold Pool 4.5% 2/1/2041	58,224	56,569
Freddie Mac Gold Pool 4.5% 2/1/2041	99,912	97,050
Freddie Mac Gold Pool 4.5% 2/1/2044	38,339	37,066
Freddie Mac Gold Pool 4.5% 2/1/2047	600,276	576,218
Freddie Mac Gold Pool 4.5% 3/1/2041	16,322	15,881
Freddie Mac Gold Pool 4.5% 3/1/2041	614,223	597,649
Freddie Mac Gold Pool 4.5% 3/1/2041	101,611	98,821
Freddie Mac Gold Pool 4.5% 3/1/2041	141,455	137,638
Freddie Mac Gold Pool 4.5% 3/1/2041	843,781	820,919
Freddie Mac Gold Pool 4.5% 3/1/2041	77,650	75,540
Freddie Mac Gold Pool 4.5% 3/1/2042	6,107	5,945
Freddie Mac Gold Pool 4.5% 3/1/2044	29,521	28,513
Freddie Mac Gold Pool 4.5% 3/1/2053	9,164,447	8,673,708
Freddie Mac Gold Pool 4.5% 4/1/2041	1,173,318	1,141,236
Freddie Mac Gold Pool 4.5% 4/1/2041	8,301	8,061
Freddie Mac Gold Pool 4.5% 4/1/2041	4,432	4,309
Freddie Mac Gold Pool 4.5% 4/1/2041	1,498,561	1,457,589
Freddie Mac Gold Pool 4.5% 4/1/2041	135,911	131,990
Freddie Mac Gold Pool 4.5% 4/1/2041	133,860	130,140
Freddie Mac Gold Pool 4.5% 4/1/2048	354,641	338,422
Freddie Mac Gold Pool 4.5% 4/1/2053	11,369,793	10,760,961
Freddie Mac Gold Pool 4.5% 5/1/2035	27,001	26,481
Freddie Mac Gold Pool 4.5% 5/1/2039	375,433	366,368
Freddie Mac Gold Pool 4.5% 5/1/2040	7,634	7,436
Freddie Mac Gold Pool 4.5% 5/1/2040	4,541	4,434
Freddie Mac Gold Pool 4.5% 5/1/2041	141,902	137,814
Freddie Mac Gold Pool 4.5% 5/1/2041	144,904	140,829
Freddie Mac Gold Pool 4.5% 5/1/2041	31,617	30,758
Freddie Mac Gold Pool 4.5% 5/1/2045	465,276	448,228
Freddie Mac Gold Pool 4.5% 5/1/2047	1,513,700	1,452,087
Freddie Mac Gold Pool 4.5% 5/1/2047	489,566	469,945
Freddie Mac Gold Pool 4.5% 5/1/2047	1,130,193	1,084,896
Freddie Mac Gold Pool 4.5% 6/1/2025	477	477
Freddie Mac Gold Pool 4.5% 6/1/2038	31,992	31,380
Freddie Mac Gold Pool 4.5% 6/1/2039	10,854	10,578
Freddie Mac Gold Pool 4.5% 6/1/2040	16,116	15,698
Freddie Mac Gold Pool 4.5% 6/1/2041	153,247	149,308
Freddie Mac Gold Pool 4.5% 6/1/2041	55,951	54,529
Freddie Mac Gold Pool 4.5% 6/1/2041	65,136	63,265
Freddie Mac Gold Pool 4.5% 6/1/2041	47,066	45,944
Freddie Mac Gold Pool 4.5% 6/1/2041	101,247	98,374
Freddie Mac Gold Pool 4.5% 6/1/2041	6,219	6,045
Freddie Mac Gold Pool 4.5% 6/1/2041	24,514	23,830
Freddie Mac Gold Pool 4.5% 6/1/2047	337,392	324,186
Freddie Mac Gold Pool 4.5% 6/1/2047	2,168,034	2,079,788
Freddie Mac Gold Pool 4.5% 7/1/2025	15,312	15,290
Freddie Mac Gold Pool 4.5% 7/1/2040	108,015	105,270
Freddie Mac Gold Pool 4.5% 7/1/2040	46,808	45,511
Freddie Mac Gold Pool 4.5% 7/1/2040	2,097	2,042
Freddie Mac Gold Pool 4.5% 7/1/2040	42,804	41,662
Freddie Mac Gold Pool 4.5% 7/1/2041	31,134	30,280
Freddie Mac Gold Pool 4.5% 7/1/2044	8,982	8,670
Freddie Mac Gold Pool 4.5% 7/1/2047	910,247	873,197
Freddie Mac Gold Pool 4.5% 7/1/2047	253,149	243,162
Freddie Mac Gold Pool 4.5% 7/1/2047	572,553	550,143
Freddie Mac Gold Pool 4.5% 8/1/2033	13,279	13,066
Freddie Mac Gold Pool 4.5% 8/1/2035	397	390
Freddie Mac Gold Pool 4.5% 8/1/2035	3,335	3,274
Freddie Mac Gold Pool 4.5% 8/1/2039	1,754	1,709
Freddie Mac Gold Pool 4.5% 8/1/2040	38,413	37,393
Freddie Mac Gold Pool 4.5% 8/1/2040	22,045	21,447
Freddie Mac Gold Pool 4.5% 8/1/2040	3,751	3,652
Freddie Mac Gold Pool 4.5% 8/1/2040	5,638	5,487
Freddie Mac Gold Pool 4.5% 8/1/2041	37,509	36,438
Freddie Mac Gold Pool 4.5% 8/1/2041	41,939	40,805
Freddie Mac Gold Pool 4.5% 8/1/2041	40,184	39,107
Freddie Mac Gold Pool 4.5% 8/1/2041	549,349	534,249
Freddie Mac Gold Pool 4.5% 9/1/2039	173,564	169,625
Freddie Mac Gold Pool 4.5% 9/1/2039	589	575
Freddie Mac Gold Pool 4.5% 9/1/2039	2,298	2,240
Freddie Mac Gold Pool 4.5% 9/1/2040	73,769	71,800
Freddie Mac Gold Pool 4.5% 9/1/2041	886,127	861,735
Freddie Mac Gold Pool 4.5% 9/1/2041	50,827	49,460
Freddie Mac Gold Pool 4.5% 9/1/2041	748,966	728,597
Freddie Mac Gold Pool 4.5% 9/1/2041	34,345	33,410
Freddie Mac Gold Pool 4.5% 9/1/2041	667,697	650,454
Freddie Mac Gold Pool 5% 1/1/2035	302,618	303,286
Freddie Mac Gold Pool 5% 1/1/2037	13,860	13,885
Freddie Mac Gold Pool 5% 1/1/2040	228,719	228,699
Freddie Mac Gold Pool 5% 1/1/2041	22,450	22,413
Freddie Mac Gold Pool 5% 1/1/2053	8,306,117	8,060,058
Freddie Mac Gold Pool 5% 10/1/2033	337	338
Freddie Mac Gold Pool 5% 10/1/2033	1,208	1,211
Freddie Mac Gold Pool 5% 10/1/2033	33,231	33,303
Freddie Mac Gold Pool 5% 10/1/2033	24,059	24,113
Freddie Mac Gold Pool 5% 10/1/2052	16,342,192	15,919,357
Freddie Mac Gold Pool 5% 11/1/2034	154	154
Freddie Mac Gold Pool 5% 11/1/2035	19,363	19,398
Freddie Mac Gold Pool 5% 11/1/2037	1,714	1,715
Freddie Mac Gold Pool 5% 11/1/2040	16,496	16,496
Freddie Mac Gold Pool 5% 11/1/2052	18,279,135	17,806,184
Freddie Mac Gold Pool 5% 11/1/2052	3,549,224	3,464,047
Freddie Mac Gold Pool 5% 12/1/2033	4,063	4,072
Freddie Mac Gold Pool 5% 12/1/2033	12,922	12,950
Freddie Mac Gold Pool 5% 12/1/2033	20,710	20,754
Freddie Mac Gold Pool 5% 12/1/2034	1,830	1,833
Freddie Mac Gold Pool 5% 12/1/2035	52,593	52,673
Freddie Mac Gold Pool 5% 12/1/2039	4,025	4,021
Freddie Mac Gold Pool 5% 12/1/2052 (i)	8,463,213	8,244,238
Freddie Mac Gold Pool 5% 12/1/2052	2,238,272	2,179,660
Freddie Mac Gold Pool 5% 12/1/2052	2,038,683	1,984,023
Freddie Mac Gold Pool 5% 12/1/2052	2,440,406	2,374,975
Freddie Mac Gold Pool 5% 2/1/2035	31,129	31,201
Freddie Mac Gold Pool 5% 2/1/2040	26,332	26,295
Freddie Mac Gold Pool 5% 2/1/2041	18,530	18,489
Freddie Mac Gold Pool 5% 2/1/2041	50,360	50,245
Freddie Mac Gold Pool 5% 3/1/2038	2,538,646	2,531,883
Freddie Mac Gold Pool 5% 3/1/2041	159,036	158,678
Freddie Mac Gold Pool 5% 3/1/2041	104,260	104,112
Freddie Mac Gold Pool 5% 3/1/2041	16,483	16,509
Freddie Mac Gold Pool 5% 4/1/2034	11,057	11,081
Freddie Mac Gold Pool 5% 4/1/2034	56	57
Freddie Mac Gold Pool 5% 4/1/2035	83,519	83,702
Freddie Mac Gold Pool 5% 4/1/2035	20,544	20,584
Freddie Mac Gold Pool 5% 4/1/2035	26,874	26,925
Freddie Mac Gold Pool 5% 4/1/2036	194,630	194,990
Freddie Mac Gold Pool 5% 4/1/2038	206,745	206,854
Freddie Mac Gold Pool 5% 4/1/2040	266,694	266,372
Freddie Mac Gold Pool 5% 4/1/2041	35,363	35,278
Freddie Mac Gold Pool 5% 5/1/2034	6,969	6,985
Freddie Mac Gold Pool 5% 5/1/2034	13,440	13,469
Freddie Mac Gold Pool 5% 5/1/2034	1,063	1,066
Freddie Mac Gold Pool 5% 5/1/2034	8,660	8,679
Freddie Mac Gold Pool 5% 5/1/2035	2,718	2,724
Freddie Mac Gold Pool 5% 5/1/2035	77,423	77,573
Freddie Mac Gold Pool 5% 5/1/2040	39,596	39,599
Freddie Mac Gold Pool 5% 5/1/2041	91,162	90,949
Freddie Mac Gold Pool 5% 5/1/2052	432,118	422,828
Freddie Mac Gold Pool 5% 6/1/2035	14,471	14,501
Freddie Mac Gold Pool 5% 6/1/2035	6,475	6,488
Freddie Mac Gold Pool 5% 6/1/2038	3,718	3,719
Freddie Mac Gold Pool 5% 6/1/2038	4,895	4,896
Freddie Mac Gold Pool 5% 6/1/2040	106,793	106,677
Freddie Mac Gold Pool 5% 6/1/2040	146,663	146,493
Freddie Mac Gold Pool 5% 6/1/2041	4,668,039	4,661,180
Freddie Mac Gold Pool 5% 6/1/2041	112,928	112,654
Freddie Mac Gold Pool 5% 6/1/2052	1,256,798	1,229,779
Freddie Mac Gold Pool 5% 6/1/2052	8,228,560	8,036,227
Freddie Mac Gold Pool 5% 7/1/2034	161	162
Freddie Mac Gold Pool 5% 7/1/2035	503,250	504,285
Freddie Mac Gold Pool 5% 7/1/2035	70,080	70,211
Freddie Mac Gold Pool 5% 7/1/2035	1,742	1,745
Freddie Mac Gold Pool 5% 7/1/2035	446	446
Freddie Mac Gold Pool 5% 7/1/2035	1,038	1,039
Freddie Mac Gold Pool 5% 7/1/2035	2,245	2,249
Freddie Mac Gold Pool 5% 7/1/2035	1,060	1,061
Freddie Mac Gold Pool 5% 7/1/2035	3,375	3,380
Freddie Mac Gold Pool 5% 7/1/2035	680	682
Freddie Mac Gold Pool 5% 7/1/2040	20,017	20,023
Freddie Mac Gold Pool 5% 7/1/2040	1,144	1,142
Freddie Mac Gold Pool 5% 7/1/2041	102,847	102,608
Freddie Mac Gold Pool 5% 7/1/2041	106,877	106,619
Freddie Mac Gold Pool 5% 7/1/2041	30,698	30,758
Freddie Mac Gold Pool 5% 7/1/2041	55,478	55,606
Freddie Mac Gold Pool 5% 7/1/2041	77,168	77,191
Freddie Mac Gold Pool 5% 7/1/2041	71,385	71,222
Freddie Mac Gold Pool 5% 7/1/2041	47,102	47,033
Freddie Mac Gold Pool 5% 8/1/2033	2,798	2,805
Freddie Mac Gold Pool 5% 8/1/2033	9,006	9,026
Freddie Mac Gold Pool 5% 8/1/2034	122,563	122,828
Freddie Mac Gold Pool 5% 8/1/2035	9,845	9,866
Freddie Mac Gold Pool 5% 8/1/2035	1,287	1,289
Freddie Mac Gold Pool 5% 8/1/2036	2,528	2,532
Freddie Mac Gold Pool 5% 8/1/2040	231,549	231,590
Freddie Mac Gold Pool 5% 8/1/2040	4,588	4,589
Freddie Mac Gold Pool 5% 9/1/2033	29,790	29,857
Freddie Mac Gold Pool 5% 9/1/2035	61,936	62,030
Freddie Mac Gold Pool 5% 9/1/2035	281	282
Freddie Mac Gold Pool 5% 9/1/2035	2,627	2,632
Freddie Mac Gold Pool 5% 9/1/2052	1,620,773	1,571,240
Freddie Mac Gold Pool 5.5% 2/1/2054	2,083,684	2,058,292
Freddie Mac Gold Pool 5.5% 3/1/2053 (j)(k)(l)	36,340,101	36,362,854
Freddie Mac Gold Pool 5.5% 5/1/2053	6,347,569	6,311,871
Freddie Mac Gold Pool 6% 1/1/2029	393	400
Freddie Mac Gold Pool 6% 1/1/2029	102	104
Freddie Mac Gold Pool 6% 1/1/2032	6,871	7,058
Freddie Mac Gold Pool 6% 1/1/2032	4,456	4,575
Freddie Mac Gold Pool 6% 10/1/2032	3,818	3,929
Freddie Mac Gold Pool 6% 11/1/2029	340	347
Freddie Mac Gold Pool 6% 11/1/2031	5,152	5,293
Freddie Mac Gold Pool 6% 11/1/2032	54,192	55,739
Freddie Mac Gold Pool 6% 12/1/2032	2,047	2,105
Freddie Mac Gold Pool 6% 12/1/2037	25,237	26,223
Freddie Mac Gold Pool 6% 12/1/2037	96,291	100,105
Freddie Mac Gold Pool 6% 2/1/2029	226	231
Freddie Mac Gold Pool 6% 2/1/2029	25	24
Freddie Mac Gold Pool 6% 2/1/2029	175	178
Freddie Mac Gold Pool 6% 2/1/2029	231	233
Freddie Mac Gold Pool 6% 2/1/2029	149	151
Freddie Mac Gold Pool 6% 3/1/2029	314	320
Freddie Mac Gold Pool 6% 3/1/2029	71	73
Freddie Mac Gold Pool 6% 3/1/2029	484	493
Freddie Mac Gold Pool 6% 3/1/2029	87	89
Freddie Mac Gold Pool 6% 4/1/2029	160	161
Freddie Mac Gold Pool 6% 4/1/2029	44	45
Freddie Mac Gold Pool 6% 4/1/2031	3,601	3,691
Freddie Mac Gold Pool 6% 4/1/2033	13,096	13,467
Freddie Mac Gold Pool 6% 4/1/2054	13,863,775	14,125,247
Freddie Mac Gold Pool 6% 5/1/2029	151	154
Freddie Mac Gold Pool 6% 5/1/2029	830	843
Freddie Mac Gold Pool 6% 5/1/2029	160	162
Freddie Mac Gold Pool 6% 5/1/2033	94,459	96,849
Freddie Mac Gold Pool 6% 6/1/2029	1,716	1,745
Freddie Mac Gold Pool 6% 6/1/2029	104	106
Freddie Mac Gold Pool 6% 6/1/2029	315	321
Freddie Mac Gold Pool 6% 6/1/2031	1,192	1,224
Freddie Mac Gold Pool 6% 7/1/2028	41	40
Freddie Mac Gold Pool 6% 7/1/2029	576	586
Freddie Mac Gold Pool 6% 7/1/2029	222	227
Freddie Mac Gold Pool 6% 7/1/2029	326	332
Freddie Mac Gold Pool 6% 7/1/2029	46	46
Freddie Mac Gold Pool 6% 7/1/2029	172	175
Freddie Mac Gold Pool 6% 7/1/2029	59	60
Freddie Mac Gold Pool 6% 7/1/2029	289	294
Freddie Mac Gold Pool 6% 7/1/2029	283	289
Freddie Mac Gold Pool 6% 7/1/2032	9,199	9,440
Freddie Mac Gold Pool 6% 7/1/2033	13,475	13,881
Freddie Mac Gold Pool 6% 7/1/2037	14,742	15,320
Freddie Mac Gold Pool 6% 8/1/2037	219,056	227,339
Freddie Mac Gold Pool 6% 9/1/2033	69,643	71,705
Freddie Mac Gold Pool 6% 9/1/2054	140,000,067	140,693,599
Freddie Mac Gold Pool 6.5% 1/1/2032	45,099	46,728
Freddie Mac Gold Pool 6.5% 1/1/2054 (l)	18,889,252	19,557,180
Freddie Mac Gold Pool 6.5% 10/1/2032	27,026	28,045
Freddie Mac Gold Pool 6.5% 10/1/2053	5,119,418	5,289,243
Freddie Mac Gold Pool 6.5% 10/1/2053	4,977,673	5,152,129
Freddie Mac Gold Pool 6.5% 2/1/2037	2,661	2,780
Freddie Mac Gold Pool 6.5% 2/1/2054	808,154	825,618
Freddie Mac Gold Pool 6.5% 3/1/2032	59	61
Freddie Mac Gold Pool 6.5% 3/1/2036	283,285	293,427
Freddie Mac Gold Pool 6.5% 3/1/2037	2,310	2,428
Freddie Mac Gold Pool 6.5% 4/1/2032	2,829	2,930
Freddie Mac Gold Pool 6.5% 5/1/2054	909,005	928,364
Freddie Mac Gold Pool 6.5% 6/1/2054	822,537	840,055
Freddie Mac Gold Pool 6.5% 7/1/2032	714	740
Freddie Mac Gold Pool 6.5% 7/1/2054	1,043,389	1,066,508
Freddie Mac Gold Pool 6.5% 8/1/2032	10,910	11,301
Freddie Mac Gold Pool 6.5% 8/1/2032	6,646	6,892
Freddie Mac Gold Pool 6.5% 8/1/2032	7,368	7,644
Freddie Mac Gold Pool 6.5% 9/1/2039	540,660	568,546
Freddie Mac Gold Pool 6.5% 9/1/2053	568,253	587,104
Freddie Mac Gold Pool 6.5% 9/1/2053	593,632	615,365
Freddie Mac Gold Pool 6.5% 9/1/2054	3,397,899	3,497,874
Freddie Mac Gold Pool 7% 1/1/2036	13,902	14,554
Freddie Mac Gold Pool 7% 11/1/2026	643	652
Freddie Mac Gold Pool 7% 11/1/2034	22,255	23,305
Freddie Mac Gold Pool 7% 11/1/2034	22,907	24,093
Freddie Mac Gold Pool 7% 12/1/2026	3,072	3,108
Freddie Mac Gold Pool 7% 2/1/2027	365	367
Freddie Mac Gold Pool 7% 3/1/2026	1,754	1,763
Freddie Mac Gold Pool 7% 4/1/2032	9,438	9,832
Freddie Mac Gold Pool 7% 4/1/2032	3,842	4,031
Freddie Mac Gold Pool 7% 7/1/2026	540	543
Freddie Mac Gold Pool 7% 7/1/2029	38,937	40,350
Freddie Mac Gold Pool 7% 8/1/2026	4,797	4,846
Freddie Mac Gold Pool 7% 9/1/2026	5,364	5,419
Freddie Mac Gold Pool 7% 9/1/2035	57,695	60,514
Freddie Mac Gold Pool 7.5% 1/1/2027	6,509	6,603
Freddie Mac Gold Pool 7.5% 10/1/2027	108	111
Freddie Mac Gold Pool 7.5% 10/1/2030	91	96
Freddie Mac Gold Pool 7.5% 11/1/2029	8,711	9,089
Freddie Mac Gold Pool 7.5% 11/1/2030	15	15
Freddie Mac Gold Pool 7.5% 11/1/2030	317	334
Freddie Mac Gold Pool 7.5% 11/1/2030	9,973	10,381
Freddie Mac Gold Pool 7.5% 11/1/2031	430	456
Freddie Mac Gold Pool 7.5% 12/1/2029	2,412	2,513
Freddie Mac Gold Pool 7.5% 2/1/2027	24	23
Freddie Mac Gold Pool 7.5% 3/1/2027	25	25
Freddie Mac Gold Pool 7.5% 4/1/2028	289	295
Freddie Mac Gold Pool 7.5% 5/1/2031	388	405
Freddie Mac Gold Pool 7.5% 6/1/2027	234	239
Freddie Mac Gold Pool 7.5% 6/1/2032	5,232	5,544
Freddie Mac Gold Pool 7.5% 7/1/2026	152	154
Freddie Mac Gold Pool 7.5% 8/1/2026	132	134
Freddie Mac Gold Pool 7.5% 9/1/2030	378	396
Freddie Mac Gold Pool 7.5% 9/1/2030	50	52
Freddie Mac Gold Pool 7.5% 9/1/2031	7,571	7,975
Freddie Mac Gold Pool 8% 10/1/2030	152	153
Freddie Mac Gold Pool 8% 11/1/2031	1,032	1,069
Freddie Mac Gold Pool 8% 12/1/2026	103	105
Freddie Mac Gold Pool 8% 2/1/2030	122	125
Freddie Mac Gold Pool 8% 4/1/2027	1,259	1,275
Freddie Mac Gold Pool 8% 4/1/2032	143	148
Freddie Mac Gold Pool 8% 7/1/2025	5	4
Freddie Mac Gold Pool 8% 7/1/2025	11	10
Freddie Mac Gold Pool 8% 7/1/2030	981	1,017
Freddie Mac Gold Pool 8% 8/1/2030	33	33
Freddie Mac Gold Pool 8% 8/1/2030	2,329	2,403
Freddie Mac Gold Pool 8% 8/1/2030	75	78
Freddie Mac Gold Pool 8% 9/1/2030	63	65
Freddie Mac Gold Pool 8.5% 1/1/2028	22	21
Freddie Mac Gold Pool 8.5% 12/1/2027	35	35
Freddie Mac Gold Pool 8.5% 5/1/2026	2	0
Freddie Mac Gold Pool 8.5% 5/1/2027	26	26
Freddie Mac Gold Pool 8.5% 5/1/2027	50	51
Freddie Mac Gold Pool 8.5% 8/1/2026	96	98
Freddie Mac Gold Pool 8.5% 8/1/2027	1,321	1,351
Freddie Mac Gold Pool 8.5% 8/1/2027	97	98
Freddie Mac Gold Pool 8.5% 8/1/2027	434	447
Freddie Mac Gold Pool 8.5% 9/1/2026	53	54
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 5.674% 1/1/2036 (b)(d)	11,296	11,495
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 6.382% 3/1/2036 (b)(d)	46,120	46,521
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 6.127% 3/1/2036 (b)(d)	35,140	35,617
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.605% 12/1/2040 (b)(d)	328,298	334,583
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.294% 9/1/2041 (b)(d)	128,297	130,833
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.567% 7/1/2041 (b)(d)	81,866	83,424
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 7.382% 5/1/2035 (b)(d)	70,824	72,061
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 7.239% 4/1/2036 (b)(d)	24,206	24,706
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.255% 4/1/2041 (b)(d)	3,480	3,550
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.601% 9/1/2041 (b)(d)	14,773	15,101
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.156% 5/1/2041 (b)(d)	27,599	28,228
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.485% 5/1/2041 (b)(d)	18,843	19,262
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.628% 6/1/2041 (b)(d)	26,600	27,175
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.785% 6/1/2041 (b)(d)	7,653	7,817
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.923%, 7.164% 10/1/2042 (b)(d)	45,261	46,437
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.022%, 6.936% 4/1/2038 (b)(d)	20,245	20,710
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 7.658% 3/1/2033 (b)(d)	381	387
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 7.905% 7/1/2036 (b)(d)	16,512	16,876
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.2%, 6.825% 12/1/2036 (b)(d)	28,939	29,663
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.821% 6/1/2033 (b)(d)	37,713	38,032
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.246%, 7.122% 6/1/2033 (b)(d)	66,380	67,138
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.247%, 6.371% 1/1/2035 (b)(d)	2,136	2,165
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 7.19% 3/1/2035 (b)(d)	112,625	114,280
Freddie Mac Non Gold Pool 3.5% 5/1/2049	1,181,184	1,062,691
Freddie Mac Non Gold Pool 4% 9/1/2040	13,002	12,334
Freddie Mac Non Gold Pool 5% 8/1/2053	5,849,553	5,667,127
Freddie Mac Non Gold Pool 5.5% 8/1/2053	4,393,210	4,372,622
Freddie Mac Non Gold Pool 5.5% 8/1/2053	4,418,920	4,402,354
Freddie Mac Non Gold Pool 5.5% 8/1/2053	13,609,633	13,558,612
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 6.424% 8/1/2037 (b)(d)	22,104	21,995
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.655%, 7.071% 4/1/2035 (b)(d)	46,991	47,371
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.869%, 7.169% 10/1/2036 (b)(d)	41,409	41,919
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.995%, 7.048% 10/1/2035 (b)(d)	27,999	28,369
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.635% 6/1/2037 (b)(d)	12,810	13,020
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.96%, 8.46% 10/1/2035 (b)(d)	6,751	6,930
Freddie Mac Non Gold Pool 6% 6/1/2053	6,297,487	6,398,546
Freddie Mac Non Gold Pool 6% 6/1/2053	5,338,365	5,422,365
Freddie Mac Non Gold Pool 6% 6/1/2053	6,433,427	6,524,605
Freddie Mac Non Gold Pool 6% 7/1/2053	5,939,165	6,032,618
Freddie Mac Non Gold Pool 6% 7/1/2053	6,745,726	6,853,979
Freddie Mac Non Gold Pool 6.5% 9/1/2054	67,137	68,545
Ginnie Mae I Pool 2% 11/20/2052	1,159,454	927,664
Ginnie Mae I Pool 2.5% 1/20/2052	9,137,251	7,546,266
Ginnie Mae I Pool 2.5% 12/20/2051	9,390,613	7,755,512
Ginnie Mae I Pool 2.5% 12/20/2051	14,157,775	11,692,612
Ginnie Mae I Pool 2.5% 12/20/2051	7,348,441	6,068,924
Ginnie Mae I Pool 2.5% 12/20/2052	21,280	17,811
Ginnie Mae I Pool 2.5% 8/20/2051	51,925,905	42,884,526
Ginnie Mae I Pool 2.5% 8/20/2051	7,913,023	6,535,201
Ginnie Mae I Pool 2.5% 8/20/2051	13,550,804	11,204,031
Ginnie Mae I Pool 2.5% 9/20/2051	23,188,087	19,150,559
Ginnie Mae I Pool 2.5% 9/20/2051	13,462,419	11,118,332
Ginnie Mae I Pool 3% 1/20/2050	143,354	124,052
Ginnie Mae I Pool 3% 1/20/2050	115,296	99,808
Ginnie Mae I Pool 3% 12/15/2042	550,897	487,873
Ginnie Mae I Pool 3% 12/20/2042	677,726	605,615
Ginnie Mae I Pool 3% 2/15/2045	234,446	205,629
Ginnie Mae I Pool 3% 2/15/2045	315,558	276,770
Ginnie Mae I Pool 3% 2/20/2050	919,858	795,713
Ginnie Mae I Pool 3% 2/20/2050	8,832,230	7,640,225
Ginnie Mae I Pool 3% 3/15/2045	453,613	397,857
Ginnie Mae I Pool 3% 3/20/2043	454,217	405,942
Ginnie Mae I Pool 3% 3/20/2043	191,964	171,694
Ginnie Mae I Pool 3% 4/15/2043	55,979	49,633
Ginnie Mae I Pool 3% 4/15/2043	6,190	5,492
Ginnie Mae I Pool 3% 4/15/2043	58,715	51,820
Ginnie Mae I Pool 3% 4/15/2043	5,436	4,880
Ginnie Mae I Pool 3% 4/15/2045	201,981	177,154
Ginnie Mae I Pool 3% 5/15/2042	91,755	81,711
Ginnie Mae I Pool 3% 5/15/2043	56,886	49,759
Ginnie Mae I Pool 3% 5/15/2043	16,528	14,582
Ginnie Mae I Pool 3% 5/15/2043	45,465	40,233
Ginnie Mae I Pool 3% 5/15/2043	46,769	41,483
Ginnie Mae I Pool 3% 5/15/2045	2,778	2,437
Ginnie Mae I Pool 3% 6/15/2043	56,883	50,167
Ginnie Mae I Pool 3% 6/15/2043	35,737	31,864
Ginnie Mae I Pool 3% 6/15/2043	78,603	69,830
Ginnie Mae I Pool 3.5% 1/15/2041	17,823	16,376
Ginnie Mae I Pool 3.5% 1/15/2041	95,797	88,210
Ginnie Mae I Pool 3.5% 1/15/2042	2,452	2,245
Ginnie Mae I Pool 3.5% 1/15/2042	248,687	226,769
Ginnie Mae I Pool 3.5% 1/15/2042	177,279	161,915
Ginnie Mae I Pool 3.5% 1/15/2042	53,120	48,610
Ginnie Mae I Pool 3.5% 1/15/2042	5,297	4,853
Ginnie Mae I Pool 3.5% 1/15/2043	8,382	7,660
Ginnie Mae I Pool 3.5% 1/15/2043	270,119	246,642
Ginnie Mae I Pool 3.5% 1/20/2050	24,824	22,217
Ginnie Mae I Pool 3.5% 1/20/2050	87,761	78,242
Ginnie Mae I Pool 3.5% 1/20/2050	44,788	40,210
Ginnie Mae I Pool 3.5% 1/20/2050	43,724	39,132
Ginnie Mae I Pool 3.5% 10/20/2054	20,765,108	18,543,649
Ginnie Mae I Pool 3.5% 11/15/2040	33,317	30,613
Ginnie Mae I Pool 3.5% 11/15/2041	3,063	2,801
Ginnie Mae I Pool 3.5% 11/15/2041	304,619	279,894
Ginnie Mae I Pool 3.5% 11/15/2041	112,291	102,700
Ginnie Mae I Pool 3.5% 11/15/2042	616,445	562,866
Ginnie Mae I Pool 3.5% 11/20/2049	364,561	326,614
Ginnie Mae I Pool 3.5% 11/20/2049	171,549	153,102
Ginnie Mae I Pool 3.5% 12/15/2040	6,529	6,003
Ginnie Mae I Pool 3.5% 12/15/2041	208,028	189,947
Ginnie Mae I Pool 3.5% 12/15/2041	130,300	119,511
Ginnie Mae I Pool 3.5% 12/15/2041	238,065	217,611
Ginnie Mae I Pool 3.5% 12/15/2041	21,181	19,416
Ginnie Mae I Pool 3.5% 2/15/2042	10,683	9,782
Ginnie Mae I Pool 3.5% 2/15/2042	203,277	185,509
Ginnie Mae I Pool 3.5% 2/15/2042	151,689	138,393
Ginnie Mae I Pool 3.5% 2/15/2042	136,808	125,229
Ginnie Mae I Pool 3.5% 2/15/2042	254,785	233,286
Ginnie Mae I Pool 3.5% 2/15/2042	90,705	83,075
Ginnie Mae I Pool 3.5% 2/15/2042	474,874	434,558
Ginnie Mae I Pool 3.5% 2/15/2042	255,368	234,088
Ginnie Mae I Pool 3.5% 2/15/2042	325,589	297,863
Ginnie Mae I Pool 3.5% 2/15/2043	1,199,255	1,097,749
Ginnie Mae I Pool 3.5% 2/15/2043	44,735	40,880
Ginnie Mae I Pool 3.5% 2/15/2044	171,304	155,347
Ginnie Mae I Pool 3.5% 2/20/2043	867,383	794,695
Ginnie Mae I Pool 3.5% 2/20/2050	574,758	512,417
Ginnie Mae I Pool 3.5% 3/15/2042	21,082	19,298
Ginnie Mae I Pool 3.5% 3/15/2042	34,156	31,222
Ginnie Mae I Pool 3.5% 3/15/2042	19,893	18,184
Ginnie Mae I Pool 3.5% 3/15/2042	244,999	224,648
Ginnie Mae I Pool 3.5% 3/15/2042	136,421	125,462
Ginnie Mae I Pool 3.5% 3/15/2043	8,440	7,701
Ginnie Mae I Pool 3.5% 3/20/2043	310,943	284,746
Ginnie Mae I Pool 3.5% 3/20/2043	391,145	358,171
Ginnie Mae I Pool 3.5% 4/15/2043	1,141,157	1,045,161
Ginnie Mae I Pool 3.5% 4/15/2043	183,424	166,827
Ginnie Mae I Pool 3.5% 4/20/2043	124,717	114,084
Ginnie Mae I Pool 3.5% 4/20/2043	326,285	298,315
Ginnie Mae I Pool 3.5% 5/15/2042	262,445	240,300
Ginnie Mae I Pool 3.5% 5/15/2042	375,883	344,461
Ginnie Mae I Pool 3.5% 5/15/2043	36,185	33,199
Ginnie Mae I Pool 3.5% 5/15/2043	40,713	37,076
Ginnie Mae I Pool 3.5% 5/15/2043	13,738	12,554
Ginnie Mae I Pool 3.5% 5/15/2043	33,941	30,991
Ginnie Mae I Pool 3.5% 5/20/2046	78,330	70,619
Ginnie Mae I Pool 3.5% 5/20/2046	115,660	104,380
Ginnie Mae I Pool 3.5% 5/20/2046	114,211	103,072
Ginnie Mae I Pool 3.5% 5/20/2046	153,030	138,106
Ginnie Mae I Pool 3.5% 5/20/2046	118,823	107,235
Ginnie Mae I Pool 3.5% 5/20/2046	223,501	201,703
Ginnie Mae I Pool 3.5% 6/15/2042	8,169	7,457
Ginnie Mae I Pool 3.5% 6/15/2043	25,438	23,172
Ginnie Mae I Pool 3.5% 6/15/2043	57,103	52,154
Ginnie Mae I Pool 3.5% 6/15/2043	75,628	68,855
Ginnie Mae I Pool 3.5% 6/15/2043	34,765	32,002
Ginnie Mae I Pool 3.5% 6/15/2043	65,729	59,722
Ginnie Mae I Pool 3.5% 6/15/2043	7,593	6,908
Ginnie Mae I Pool 3.5% 6/20/2046	147,480	133,097
Ginnie Mae I Pool 3.5% 6/20/2046	613,572	553,732
Ginnie Mae I Pool 3.5% 6/20/2046	140,960	127,212
Ginnie Mae I Pool 3.5% 6/20/2046	51,193	46,345
Ginnie Mae I Pool 3.5% 6/20/2046	90,963	82,091
Ginnie Mae I Pool 3.5% 6/20/2046	171,019	154,340
Ginnie Mae I Pool 3.5% 6/20/2046	116,391	105,040
Ginnie Mae I Pool 3.5% 7/15/2042	176,521	161,311
Ginnie Mae I Pool 3.5% 7/15/2042	60,157	54,973
Ginnie Mae I Pool 3.5% 7/15/2042	14,254	13,019
Ginnie Mae I Pool 3.5% 7/15/2043	28,832	26,263
Ginnie Mae I Pool 3.5% 7/20/2043	335,871	306,196
Ginnie Mae I Pool 3.5% 7/20/2046	6,877,544	6,226,139
Ginnie Mae I Pool 3.5% 8/15/2042	13,905	12,690
Ginnie Mae I Pool 3.5% 8/15/2043	19,901	18,101
Ginnie Mae I Pool 3.5% 9/15/2041	2,115	1,942
Ginnie Mae I Pool 3.5% 9/15/2042	41,531	37,861
Ginnie Mae I Pool 3.5% 9/15/2042	2,451	2,237
Ginnie Mae I Pool 3.5% 9/15/2042	17,049	15,543
Ginnie Mae I Pool 3.5% 9/15/2042	18,579	17,108
Ginnie Mae I Pool 3.5% 9/15/2042	31,538	28,759
Ginnie Mae I Pool 3.5% 9/15/2043	14,719	13,411
Ginnie Mae I Pool 4% 1/15/2040	40,733	38,791
Ginnie Mae I Pool 4% 1/15/2040	41,344	39,252
Ginnie Mae I Pool 4% 1/15/2041	8,901	8,442
Ginnie Mae I Pool 4% 1/15/2041	231,649	219,532
Ginnie Mae I Pool 4% 1/15/2041	30,342	28,755
Ginnie Mae I Pool 4% 1/15/2041	4,032	3,821
Ginnie Mae I Pool 4% 1/15/2042	38,744	36,692
Ginnie Mae I Pool 4% 1/15/2043	118,613	111,991
Ginnie Mae I Pool 4% 1/15/2047	410,879	382,130
Ginnie Mae I Pool 4% 1/15/2047	469,694	436,830
Ginnie Mae I Pool 4% 1/15/2047	143,643	133,592
Ginnie Mae I Pool 4% 1/15/2047	301,795	280,679
Ginnie Mae I Pool 4% 10/15/2039	49,329	46,987
Ginnie Mae I Pool 4% 10/15/2040	217,986	206,804
Ginnie Mae I Pool 4% 10/15/2040	231,712	219,946
Ginnie Mae I Pool 4% 10/15/2040	28,448	26,994
Ginnie Mae I Pool 4% 10/15/2040	22,502	21,355
Ginnie Mae I Pool 4% 10/15/2040	14,716	13,977
Ginnie Mae I Pool 4% 10/15/2040	10,270	9,754
Ginnie Mae I Pool 4% 10/15/2040	244,393	231,856
Ginnie Mae I Pool 4% 10/15/2041	143,341	135,593
Ginnie Mae I Pool 4% 10/15/2041	1,141,855	1,080,132
Ginnie Mae I Pool 4% 10/15/2041	453,677	429,721
Ginnie Mae I Pool 4% 10/15/2041	244,353	231,571
Ginnie Mae I Pool 4% 10/15/2041	118,418	112,384
Ginnie Mae I Pool 4% 10/15/2041	74,728	70,746
Ginnie Mae I Pool 4% 10/15/2041	55,493	52,563
Ginnie Mae I Pool 4% 10/15/2041	42,112	39,944
Ginnie Mae I Pool 4% 10/15/2041	32,147	30,429
Ginnie Mae I Pool 4% 10/15/2041	274,977	260,593
Ginnie Mae I Pool 4% 10/15/2041	15,737	14,935
Ginnie Mae I Pool 4% 10/15/2041	88,442	83,581
Ginnie Mae I Pool 4% 10/20/2042	768,756	724,264
Ginnie Mae I Pool 4% 11/15/2039	37,063	35,361
Ginnie Mae I Pool 4% 11/15/2040	14,400	13,705
Ginnie Mae I Pool 4% 11/15/2040	60,219	57,079
Ginnie Mae I Pool 4% 11/15/2040	7,632	7,263
Ginnie Mae I Pool 4% 11/15/2041	711,969	674,260
Ginnie Mae I Pool 4% 11/15/2041	7,619	7,207
Ginnie Mae I Pool 4% 11/15/2041	65,823	62,206
Ginnie Mae I Pool 4% 11/15/2041	3,831	3,634
Ginnie Mae I Pool 4% 11/15/2042	33,382	31,537
Ginnie Mae I Pool 4% 12/15/2039	124,322	118,053
Ginnie Mae I Pool 4% 12/15/2039	26,753	25,413
Ginnie Mae I Pool 4% 12/15/2040	20,358	19,311
Ginnie Mae I Pool 4% 12/15/2040	28,821	27,447
Ginnie Mae I Pool 4% 12/15/2040	9,330	8,831
Ginnie Mae I Pool 4% 12/15/2040	13,707	12,972
Ginnie Mae I Pool 4% 12/15/2040	1,434,998	1,359,934
Ginnie Mae I Pool 4% 12/15/2041	392,810	371,942
Ginnie Mae I Pool 4% 12/15/2041	154,795	146,499
Ginnie Mae I Pool 4% 12/15/2041	83,199	78,727
Ginnie Mae I Pool 4% 12/15/2041	219,435	207,540
Ginnie Mae I Pool 4% 12/15/2041	20,309	19,281
Ginnie Mae I Pool 4% 12/15/2041	10,697	10,114
Ginnie Mae I Pool 4% 12/15/2041	11,528	10,912
Ginnie Mae I Pool 4% 12/15/2042	25,708	24,315
Ginnie Mae I Pool 4% 12/15/2046	76,249	71,057
Ginnie Mae I Pool 4% 2/15/2040	101,143	96,152
Ginnie Mae I Pool 4% 2/15/2040	188,315	178,655
Ginnie Mae I Pool 4% 2/15/2040	22,959	21,801
Ginnie Mae I Pool 4% 2/15/2040	111,914	106,154
Ginnie Mae I Pool 4% 2/15/2041	98,535	93,481
Ginnie Mae I Pool 4% 2/15/2041	6,737	6,393
Ginnie Mae I Pool 4% 2/15/2041	29,923	28,315
Ginnie Mae I Pool 4% 2/15/2042	110,299	104,388
Ginnie Mae I Pool 4% 2/15/2045	194,034	181,670
Ginnie Mae I Pool 4% 3/15/2040	945,946	897,748
Ginnie Mae I Pool 4% 3/15/2041	472,162	448,023
Ginnie Mae I Pool 4% 3/15/2041	14,666	13,871
Ginnie Mae I Pool 4% 3/15/2041	34,646	32,869
Ginnie Mae I Pool 4% 3/15/2042	24,485	23,165
Ginnie Mae I Pool 4% 3/15/2042	5,871	5,550
Ginnie Mae I Pool 4% 3/15/2042	54,074	51,087
Ginnie Mae I Pool 4% 3/15/2042	374,407	354,168
Ginnie Mae I Pool 4% 3/20/2047	2,179,449	2,029,652
Ginnie Mae I Pool 4% 4/15/2040	80,131	75,979
Ginnie Mae I Pool 4% 4/15/2040	30,873	29,355
Ginnie Mae I Pool 4% 4/15/2041	99,520	94,364
Ginnie Mae I Pool 4% 4/15/2042	67,906	64,194
Ginnie Mae I Pool 4% 4/15/2043	188,201	177,667
Ginnie Mae I Pool 4% 4/15/2043	21,869	20,781
Ginnie Mae I Pool 4% 4/15/2046	3,228,745	3,023,012
Ginnie Mae I Pool 4% 4/20/2048	985,522	913,166
Ginnie Mae I Pool 4% 4/20/2048	1,076,510	997,473
Ginnie Mae I Pool 4% 5/15/2040	59,855	56,734
Ginnie Mae I Pool 4% 5/15/2041	7,262	6,942
Ginnie Mae I Pool 4% 5/15/2041	1,618	1,533
Ginnie Mae I Pool 4% 5/15/2042	38,103	36,209
Ginnie Mae I Pool 4% 5/15/2043	26,444	24,924
Ginnie Mae I Pool 4% 5/15/2045	180,291	168,521
Ginnie Mae I Pool 4% 5/20/2041	24,541	23,175
Ginnie Mae I Pool 4% 5/20/2049	204,003	188,388
Ginnie Mae I Pool 4% 6/15/2041	57,730	54,682
Ginnie Mae I Pool 4% 6/15/2041	33,193	31,650
Ginnie Mae I Pool 4% 6/15/2041	29,114	27,531
Ginnie Mae I Pool 4% 6/15/2042	1,708	1,613
Ginnie Mae I Pool 4% 6/15/2042	36,381	34,339
Ginnie Mae I Pool 4% 6/15/2043	9,480	8,960
Ginnie Mae I Pool 4% 6/15/2043	179,327	169,215
Ginnie Mae I Pool 4% 6/15/2045	48,537	45,368
Ginnie Mae I Pool 4% 7/15/2039	46,244	43,937
Ginnie Mae I Pool 4% 7/15/2041	43,574	41,408
Ginnie Mae I Pool 4% 7/15/2041	20,266	19,158
Ginnie Mae I Pool 4% 7/15/2041	7,025	6,652
Ginnie Mae I Pool 4% 7/15/2041	21,162	20,002
Ginnie Mae I Pool 4% 7/15/2041	11,202	10,594
Ginnie Mae I Pool 4% 7/15/2041	40,804	38,643
Ginnie Mae I Pool 4% 7/15/2041	3,333	3,296
Ginnie Mae I Pool 4% 7/15/2042	97,757	92,230
Ginnie Mae I Pool 4% 7/15/2045	131,783	123,180
Ginnie Mae I Pool 4% 7/15/2046	221,840	206,734
Ginnie Mae I Pool 4% 7/15/2046	343,017	319,660
Ginnie Mae I Pool 4% 8/15/2039	35,439	33,730
Ginnie Mae I Pool 4% 8/15/2039	14,121	13,399
Ginnie Mae I Pool 4% 8/15/2039	22,349	21,242
Ginnie Mae I Pool 4% 8/15/2040	10,012	9,507
Ginnie Mae I Pool 4% 8/15/2041	61,938	58,688
Ginnie Mae I Pool 4% 8/15/2041	8,757	8,335
Ginnie Mae I Pool 4% 8/15/2041	40,859	38,770
Ginnie Mae I Pool 4% 8/15/2042	95,919	90,537
Ginnie Mae I Pool 4% 8/15/2042	14,895	14,113
Ginnie Mae I Pool 4% 8/15/2042	4,099	3,890
Ginnie Mae I Pool 4% 8/15/2043	37,351	35,179
Ginnie Mae I Pool 4% 8/15/2043	10,951	10,345
Ginnie Mae I Pool 4% 8/15/2043	26,237	24,708
Ginnie Mae I Pool 4% 9/15/2039	29,837	28,455
Ginnie Mae I Pool 4% 9/15/2040	15,960	15,155
Ginnie Mae I Pool 4% 9/15/2041	346,034	327,598
Ginnie Mae I Pool 4% 9/15/2041	56,996	54,005
Ginnie Mae I Pool 4% 9/15/2041	55,149	52,301
Ginnie Mae I Pool 4% 9/15/2041	6,823	6,514
Ginnie Mae I Pool 4% 9/15/2041	14,163	13,402
Ginnie Mae I Pool 4% 9/15/2041	21,683	20,488
Ginnie Mae I Pool 4.5% 10/15/2039	4,186	4,064
Ginnie Mae I Pool 4.5% 10/15/2039	2,248	2,227
Ginnie Mae I Pool 4.5% 10/15/2039	18,013	17,500
Ginnie Mae I Pool 4.5% 10/15/2039	4,315	4,194
Ginnie Mae I Pool 4.5% 10/15/2039	23,446	22,681
Ginnie Mae I Pool 4.5% 10/15/2040	3,686	3,574
Ginnie Mae I Pool 4.5% 11/15/2039	4,531	4,402
Ginnie Mae I Pool 4.5% 11/15/2039	2,064	2,005
Ginnie Mae I Pool 4.5% 11/15/2039	16,064	15,592
Ginnie Mae I Pool 4.5% 11/15/2039	36,399	35,318
Ginnie Mae I Pool 4.5% 11/15/2039	43,475	42,174
Ginnie Mae I Pool 4.5% 11/15/2039	4,924	4,783
Ginnie Mae I Pool 4.5% 11/15/2039	39,048	37,880
Ginnie Mae I Pool 4.5% 11/15/2039	19,815	19,226
Ginnie Mae I Pool 4.5% 11/15/2039	36,072	35,097
Ginnie Mae I Pool 4.5% 11/15/2039	3,347	3,249
Ginnie Mae I Pool 4.5% 11/15/2039	138,657	134,110
Ginnie Mae I Pool 4.5% 11/15/2039	53,588	51,921
Ginnie Mae I Pool 4.5% 11/15/2039	2,262	2,194
Ginnie Mae I Pool 4.5% 12/15/2039	51,505	50,112
Ginnie Mae I Pool 4.5% 2/15/2040	6,180	5,999
Ginnie Mae I Pool 4.5% 2/15/2040	58,092	56,398
Ginnie Mae I Pool 4.5% 2/15/2040	41,450	40,299
Ginnie Mae I Pool 4.5% 2/15/2040	43,046	41,767
Ginnie Mae I Pool 4.5% 2/15/2040	31,531	30,584
Ginnie Mae I Pool 4.5% 2/15/2040	22,012	21,404
Ginnie Mae I Pool 4.5% 2/15/2040	80,904	78,500
Ginnie Mae I Pool 4.5% 2/15/2040	118,607	115,109
Ginnie Mae I Pool 4.5% 2/15/2040	83,464	81,136
Ginnie Mae I Pool 4.5% 2/15/2040	6,440	6,252
Ginnie Mae I Pool 4.5% 2/15/2040	109,404	105,462
Ginnie Mae I Pool 4.5% 2/15/2040	1,142	1,109
Ginnie Mae I Pool 4.5% 2/15/2041	24,672	23,874
Ginnie Mae I Pool 4.5% 3/15/2040	281,850	273,601
Ginnie Mae I Pool 4.5% 3/15/2040	18,579	18,033
Ginnie Mae I Pool 4.5% 3/15/2040	14,246	13,829
Ginnie Mae I Pool 4.5% 3/15/2040	29,655	28,755
Ginnie Mae I Pool 4.5% 3/15/2041	1,099	1,065
Ginnie Mae I Pool 4.5% 3/15/2041	28,171	27,325
Ginnie Mae I Pool 4.5% 3/15/2041	1,786,526	1,728,183
Ginnie Mae I Pool 4.5% 3/15/2041	883,887	857,338
Ginnie Mae I Pool 4.5% 3/15/2041	242,354	235,153
Ginnie Mae I Pool 4.5% 3/15/2041	4,106	3,977
Ginnie Mae I Pool 4.5% 4/15/2040	6,834	6,632
Ginnie Mae I Pool 4.5% 4/15/2040	56,186	54,322
Ginnie Mae I Pool 4.5% 4/15/2040	43,174	41,770
Ginnie Mae I Pool 4.5% 4/15/2040	9,962	9,600
Ginnie Mae I Pool 4.5% 4/15/2040	25,902	25,097
Ginnie Mae I Pool 4.5% 4/15/2040	9,761	9,406
Ginnie Mae I Pool 4.5% 4/15/2040	118,421	115,022
Ginnie Mae I Pool 4.5% 4/15/2040	79,729	77,386
Ginnie Mae I Pool 4.5% 4/15/2041	73,104	70,804
Ginnie Mae I Pool 4.5% 5/15/2039	41,418	40,253
Ginnie Mae I Pool 4.5% 5/15/2040	13,303	12,878
Ginnie Mae I Pool 4.5% 5/15/2040	152,054	147,553
Ginnie Mae I Pool 4.5% 5/15/2041	238	237
Ginnie Mae I Pool 4.5% 6/15/2039	78,286	76,169
Ginnie Mae I Pool 4.5% 6/15/2039	10,498	10,200
Ginnie Mae I Pool 4.5% 6/15/2039	74,798	72,659
Ginnie Mae I Pool 4.5% 6/15/2039	12,983	12,613
Ginnie Mae I Pool 4.5% 6/15/2039	9,380	9,117
Ginnie Mae I Pool 4.5% 6/15/2040	161,898	157,070
Ginnie Mae I Pool 4.5% 6/15/2040	78,207	75,918
Ginnie Mae I Pool 4.5% 6/15/2040	315,542	306,237
Ginnie Mae I Pool 4.5% 6/15/2040	67,407	65,376
Ginnie Mae I Pool 4.5% 6/15/2040	9,128	8,856
Ginnie Mae I Pool 4.5% 6/15/2040	64,975	63,044
Ginnie Mae I Pool 4.5% 6/15/2040	537,778	519,932
Ginnie Mae I Pool 4.5% 6/15/2040	171,487	166,392
Ginnie Mae I Pool 4.5% 6/15/2040	79,313	76,983
Ginnie Mae I Pool 4.5% 6/15/2040	5,913	5,729
Ginnie Mae I Pool 4.5% 6/15/2041	1,017,652	985,529
Ginnie Mae I Pool 4.5% 7/15/2039	73,408	71,378
Ginnie Mae I Pool 4.5% 7/15/2039	23,577	22,897
Ginnie Mae I Pool 4.5% 7/15/2039	2,195	2,128
Ginnie Mae I Pool 4.5% 7/15/2040	253,590	246,056
Ginnie Mae I Pool 4.5% 7/15/2040	158,033	153,407
Ginnie Mae I Pool 4.5% 7/15/2040	109,485	106,173
Ginnie Mae I Pool 4.5% 7/15/2040	204,622	198,565
Ginnie Mae I Pool 4.5% 7/15/2040	125,434	121,708
Ginnie Mae I Pool 4.5% 7/15/2040	4,089	3,967
Ginnie Mae I Pool 4.5% 7/15/2040	16,078	15,593
Ginnie Mae I Pool 4.5% 7/15/2040	9,378	9,088
Ginnie Mae I Pool 4.5% 7/15/2040	112,698	109,362
Ginnie Mae I Pool 4.5% 7/15/2040	699	678
Ginnie Mae I Pool 4.5% 8/15/2039	60,023	58,342
Ginnie Mae I Pool 4.5% 8/15/2039	334,317	324,915
Ginnie Mae I Pool 4.5% 8/15/2039	421,505	409,553
Ginnie Mae I Pool 4.5% 8/15/2039	11,360	11,032
Ginnie Mae I Pool 4.5% 8/15/2039	136,172	132,217
Ginnie Mae I Pool 4.5% 8/15/2039	658,186	639,446
Ginnie Mae I Pool 4.5% 8/15/2040	78,192	75,844
Ginnie Mae I Pool 4.5% 8/15/2040	1,758	1,705
Ginnie Mae I Pool 4.5% 8/15/2040	6,898	6,682
Ginnie Mae I Pool 4.5% 8/15/2040	15,313	14,744
Ginnie Mae I Pool 4.5% 8/15/2040	4,820	4,678
Ginnie Mae I Pool 4.5% 8/15/2040	6,236	6,039
Ginnie Mae I Pool 4.5% 8/15/2041	13,428	13,037
Ginnie Mae I Pool 4.5% 9/15/2039	121,049	117,561
Ginnie Mae I Pool 4.5% 9/15/2039	20,711	20,107
Ginnie Mae I Pool 4.5% 9/15/2039	24,060	23,384
Ginnie Mae I Pool 4.5% 9/15/2039	56,513	54,910
Ginnie Mae I Pool 4.5% 9/15/2040	10,919	10,580
Ginnie Mae I Pool 4.5% 9/15/2040	18,650	18,098
Ginnie Mae I Pool 5% 1/15/2034	4,290	4,273
Ginnie Mae I Pool 5% 1/15/2040	2,006	1,991
Ginnie Mae I Pool 5% 1/15/2040	4,518	4,490
Ginnie Mae I Pool 5% 10/15/2033	2,530	2,520
Ginnie Mae I Pool 5% 10/15/2034	3,853	3,838
Ginnie Mae I Pool 5% 10/15/2039	8,963	8,898
Ginnie Mae I Pool 5% 10/15/2039	47,101	46,751
Ginnie Mae I Pool 5% 10/15/2039	15,057	14,946
Ginnie Mae I Pool 5% 10/15/2039	93,818	93,089
Ginnie Mae I Pool 5% 10/15/2039	27,501	27,286
Ginnie Mae I Pool 5% 11/15/2033	1,495	1,488
Ginnie Mae I Pool 5% 11/15/2039	41,767	41,434
Ginnie Mae I Pool 5% 11/15/2039	28,147	27,949
Ginnie Mae I Pool 5% 11/15/2039	17,077	16,944
Ginnie Mae I Pool 5% 11/15/2039	15,584	15,461
Ginnie Mae I Pool 5% 11/15/2039	3,347	3,323
Ginnie Mae I Pool 5% 11/15/2039	4,947	4,909
Ginnie Mae I Pool 5% 11/15/2040	51,446	51,047
Ginnie Mae I Pool 5% 11/15/2040	18,249	18,076
Ginnie Mae I Pool 5% 12/15/2032	594	592
Ginnie Mae I Pool 5% 12/15/2037	13,673	13,573
Ginnie Mae I Pool 5% 12/15/2039	16,965	16,822
Ginnie Mae I Pool 5% 12/15/2039	20,039	19,886
Ginnie Mae I Pool 5% 12/15/2039	41,213	40,884
Ginnie Mae I Pool 5% 2/15/2039	8,215	8,154
Ginnie Mae I Pool 5% 2/15/2040	3,375	3,348
Ginnie Mae I Pool 5% 3/15/2039	36,621	36,363
Ginnie Mae I Pool 5% 3/15/2040	6,991	6,941
Ginnie Mae I Pool 5% 3/15/2041	2,620	2,599
Ginnie Mae I Pool 5% 3/15/2041	32,722	32,431
Ginnie Mae I Pool 5% 3/15/2041	21,863	21,692
Ginnie Mae I Pool 5% 4/15/2033	4,419	4,401
Ginnie Mae I Pool 5% 4/15/2039	6,904	6,856
Ginnie Mae I Pool 5% 4/15/2040	314,933	312,485
Ginnie Mae I Pool 5% 4/15/2040	19,208	19,050
Ginnie Mae I Pool 5% 4/15/2040	5,892	5,844
Ginnie Mae I Pool 5% 4/15/2040	409,868	406,642
Ginnie Mae I Pool 5% 4/15/2040	1,761	1,746
Ginnie Mae I Pool 5% 4/15/2041	73,238	72,614
Ginnie Mae I Pool 5% 4/15/2041	12,790	12,677
Ginnie Mae I Pool 5% 4/15/2041	34,283	33,981
Ginnie Mae I Pool 5% 4/15/2041	12,856	12,758
Ginnie Mae I Pool 5% 4/20/2048	3,072,515	3,056,294
Ginnie Mae I Pool 5% 5/15/2039	51,626	51,243
Ginnie Mae I Pool 5% 5/15/2039	2,901	2,882
Ginnie Mae I Pool 5% 5/15/2039	100,790	100,053
Ginnie Mae I Pool 5% 5/15/2040	26,271	26,081
Ginnie Mae I Pool 5% 5/15/2040	16,946	16,811
Ginnie Mae I Pool 5% 5/15/2040	3,563	3,530
Ginnie Mae I Pool 5% 6/15/2033	311	310
Ginnie Mae I Pool 5% 6/15/2039	6,771	6,723
Ginnie Mae I Pool 5% 6/15/2039	1,033	1,025
Ginnie Mae I Pool 5% 6/15/2039	12,285	12,196
Ginnie Mae I Pool 5% 6/15/2040	943,721	936,292
Ginnie Mae I Pool 5% 6/15/2040	21,429	21,230
Ginnie Mae I Pool 5% 6/15/2040	69,729	69,167
Ginnie Mae I Pool 5% 6/15/2040	15,598	15,464
Ginnie Mae I Pool 5% 6/15/2040	1,772	1,757
Ginnie Mae I Pool 5% 6/15/2041	5,577	5,528
Ginnie Mae I Pool 5% 6/15/2041	5,444	5,402
Ginnie Mae I Pool 5% 6/15/2041	40,242	39,908
Ginnie Mae I Pool 5% 7/15/2039	42,141	41,831
Ginnie Mae I Pool 5% 7/15/2039	218,219	216,623
Ginnie Mae I Pool 5% 7/15/2039	1,724	1,712
Ginnie Mae I Pool 5% 7/15/2040	19,819	19,652
Ginnie Mae I Pool 5% 7/15/2040	48,142	47,763
Ginnie Mae I Pool 5% 7/15/2040	13,591	13,482
Ginnie Mae I Pool 5% 7/15/2040	99,021	98,262
Ginnie Mae I Pool 5% 7/15/2040	46,405	46,026
Ginnie Mae I Pool 5% 7/15/2040	99,162	98,362
Ginnie Mae I Pool 5% 7/15/2040	60,932	60,447
Ginnie Mae I Pool 5% 7/15/2040	2,856	2,833
Ginnie Mae I Pool 5% 8/15/2039	24,829	24,635
Ginnie Mae I Pool 5% 8/15/2039	7,969	7,905
Ginnie Mae I Pool 5% 8/15/2039	5,996	5,951
Ginnie Mae I Pool 5% 8/15/2039	4,822	4,785
Ginnie Mae I Pool 5% 8/15/2039	6,424	6,376
Ginnie Mae I Pool 5% 8/15/2039	36,486	36,208
Ginnie Mae I Pool 5% 8/15/2039	90,682	90,000
Ginnie Mae I Pool 5% 8/15/2039	98,022	97,290
Ginnie Mae I Pool 5% 8/15/2040	64,005	63,489
Ginnie Mae I Pool 5% 8/15/2040	174,348	172,941
Ginnie Mae I Pool 5% 8/15/2040	174,509	173,074
Ginnie Mae I Pool 5% 8/15/2040	15,909	15,776
Ginnie Mae I Pool 5% 8/15/2041	8,994	8,923
Ginnie Mae I Pool 5% 9/15/2037	2,189	2,173
Ginnie Mae I Pool 5% 9/15/2039	9,589	9,515
Ginnie Mae I Pool 5% 9/15/2039	4,168	4,135
Ginnie Mae I Pool 5% 9/15/2039	45,856	45,507
Ginnie Mae I Pool 5% 9/15/2039	265,917	263,958
Ginnie Mae I Pool 5% 9/15/2039	13,767	13,655
Ginnie Mae I Pool 5% 9/15/2039	13,243	13,144
Ginnie Mae I Pool 5% 9/15/2039	17,985	17,846
Ginnie Mae I Pool 5% 9/15/2039	86,394	85,736
Ginnie Mae I Pool 5% 9/15/2039	28,276	28,063
Ginnie Mae I Pool 5% 9/15/2039	31,815	31,575
Ginnie Mae I Pool 5% 9/15/2039	3,934	3,904
Ginnie Mae I Pool 5% 9/15/2039	13,108	13,009
Ginnie Mae I Pool 5% 9/15/2039	14,072	13,966
Ginnie Mae I Pool 5% 9/15/2040	35,255	34,969
Ginnie Mae I Pool 5% 9/15/2040	104,254	103,428
Ginnie Mae I Pool 5% 9/15/2040	71,283	70,693
Ginnie Mae I Pool 5% 9/15/2040	12,983	12,860
Ginnie Mae I Pool 5% 9/15/2041	785,422	779,398
Ginnie Mae I Pool 5.5% 1/15/2034	521	524
Ginnie Mae I Pool 5.5% 1/15/2039	41,769	42,019
Ginnie Mae I Pool 5.5% 10/15/2035	32,666	32,866
Ginnie Mae I Pool 5.5% 11/15/2033	466	468
Ginnie Mae I Pool 5.5% 12/15/2038	2,229	2,242
Ginnie Mae I Pool 5.5% 12/15/2038	30,175	30,360
Ginnie Mae I Pool 5.5% 12/15/2038	72,312	72,739
Ginnie Mae I Pool 5.5% 2/15/2037	200	201
Ginnie Mae I Pool 5.5% 3/15/2034	482	485
Ginnie Mae I Pool 5.5% 3/15/2034	2,295	2,308
Ginnie Mae I Pool 5.5% 3/15/2038	59,519	59,884
Ginnie Mae I Pool 5.5% 3/15/2039	7,329	7,373
Ginnie Mae I Pool 5.5% 4/15/2034	384	386
Ginnie Mae I Pool 5.5% 4/15/2034	2,415	2,429
Ginnie Mae I Pool 5.5% 5/15/2034	8,324	8,375
Ginnie Mae I Pool 5.5% 5/15/2034	550	553
Ginnie Mae I Pool 5.5% 5/15/2034	2,464	2,478
Ginnie Mae I Pool 5.5% 5/15/2034	1,444	1,453
Ginnie Mae I Pool 5.5% 5/15/2034	600	604
Ginnie Mae I Pool 5.5% 5/15/2034	404	406
Ginnie Mae I Pool 5.5% 5/15/2037	211	212
Ginnie Mae I Pool 5.5% 5/15/2039	22,512	22,647
Ginnie Mae I Pool 5.5% 6/15/2039	657	661
Ginnie Mae I Pool 5.5% 6/15/2039	1,802	1,813
Ginnie Mae I Pool 5.5% 7/15/2033	2,056	2,069
Ginnie Mae I Pool 5.5% 7/15/2037	2,177	2,190
Ginnie Mae I Pool 5.5% 7/15/2037	408	410
Ginnie Mae I Pool 5.5% 7/15/2038	449	451
Ginnie Mae I Pool 5.5% 7/15/2038	6,671	6,710
Ginnie Mae I Pool 5.5% 7/15/2039	20,081	20,201
Ginnie Mae I Pool 5.5% 8/15/2033	6,338	6,375
Ginnie Mae I Pool 5.5% 8/15/2038	45,931	46,203
Ginnie Mae I Pool 5.5% 9/15/2038	76,707	77,174
Ginnie Mae I Pool 5.5% 9/15/2039	141,346	142,180
Ginnie Mae I Pool 5.5% 9/15/2039	204,223	205,439
Ginnie Mae I Pool 6% 10/15/2030	10,457	10,616
Ginnie Mae I Pool 6% 10/15/2039	5,495	5,636
Ginnie Mae I Pool 6% 11/15/2037	1,214	1,244
Ginnie Mae I Pool 6% 11/15/2039	15,750	16,157
Ginnie Mae I Pool 6% 11/15/2039	1,622	1,663
Ginnie Mae I Pool 6% 11/15/2039	3,595	3,684
Ginnie Mae I Pool 6% 11/15/2039	5,986	6,138
Ginnie Mae I Pool 6% 11/15/2039	2,343	2,401
Ginnie Mae I Pool 6% 11/15/2039	9,053	9,286
Ginnie Mae I Pool 6% 11/15/2039	3,095	3,164
Ginnie Mae I Pool 6% 12/15/2034	1,843	1,882
Ginnie Mae I Pool 6% 5/15/2040	569,559	583,506
Ginnie Mae I Pool 6.5% 10/15/2034	1,354	1,386
Ginnie Mae I Pool 6.5% 10/15/2034	294	301
Ginnie Mae I Pool 6.5% 10/15/2034	4,076	4,167
Ginnie Mae I Pool 6.5% 10/15/2034	22,196	22,718
Ginnie Mae I Pool 6.5% 10/15/2035	13,057	13,385
Ginnie Mae I Pool 6.5% 10/15/2036	5,543	5,679
Ginnie Mae I Pool 6.5% 11/15/2034	5,297	5,396
Ginnie Mae I Pool 6.5% 6/15/2037	6,591	6,756
Ginnie Mae I Pool 6.5% 7/15/2035	1,550	1,587
Ginnie Mae I Pool 6.5% 8/15/2034	23,376	23,898
Ginnie Mae I Pool 6.5% 8/15/2034	557	568
Ginnie Mae I Pool 6.5% 8/15/2036	3,695	3,801
Ginnie Mae I Pool 6.5% 9/15/2034	9,510	9,725
Ginnie Mae I Pool 6.5% 9/15/2035	381	387
Ginnie Mae I Pool 7% 1/15/2026	13	13
Ginnie Mae I Pool 7% 1/15/2027	54	54
Ginnie Mae I Pool 7% 1/15/2028	318	322
Ginnie Mae I Pool 7% 1/15/2028	299	303
Ginnie Mae I Pool 7% 1/15/2028	207	210
Ginnie Mae I Pool 7% 1/15/2028	273	276
Ginnie Mae I Pool 7% 1/15/2028	18	18
Ginnie Mae I Pool 7% 1/15/2028	155	156
Ginnie Mae I Pool 7% 1/15/2028	527	533
Ginnie Mae I Pool 7% 1/15/2028	468	471
Ginnie Mae I Pool 7% 1/15/2028	53	54
Ginnie Mae I Pool 7% 1/15/2028	909	916
Ginnie Mae I Pool 7% 1/15/2028	294	297
Ginnie Mae I Pool 7% 1/15/2029	1,446	1,468
Ginnie Mae I Pool 7% 1/15/2029	408	414
Ginnie Mae I Pool 7% 1/15/2029	92	93
Ginnie Mae I Pool 7% 1/15/2029	716	727
Ginnie Mae I Pool 7% 1/15/2029	512	520
Ginnie Mae I Pool 7% 1/15/2029	282	286
Ginnie Mae I Pool 7% 1/15/2030	2,250	2,288
Ginnie Mae I Pool 7% 1/15/2030	226	229
Ginnie Mae I Pool 7% 1/15/2031	2,261	2,304
Ginnie Mae I Pool 7% 1/15/2031	1,209	1,235
Ginnie Mae I Pool 7% 1/15/2032	4,484	4,583
Ginnie Mae I Pool 7% 10/15/2025	54	54
Ginnie Mae I Pool 7% 10/15/2026	262	263
Ginnie Mae I Pool 7% 10/15/2027	2,203	2,223
Ginnie Mae I Pool 7% 10/15/2028	2,101	2,131
Ginnie Mae I Pool 7% 10/15/2028	389	394
Ginnie Mae I Pool 7% 10/15/2029	102	104
Ginnie Mae I Pool 7% 10/15/2029	465	473
Ginnie Mae I Pool 7% 10/15/2030	598	609
Ginnie Mae I Pool 7% 10/15/2031	1,804	1,830
Ginnie Mae I Pool 7% 10/15/2031	1,049	1,073
Ginnie Mae I Pool 7% 10/15/2031	1,011	1,034
Ginnie Mae I Pool 7% 10/15/2031	77	79
Ginnie Mae I Pool 7% 10/15/2031	904	923
Ginnie Mae I Pool 7% 10/15/2031	3,568	3,650
Ginnie Mae I Pool 7% 11/15/2027	73	73
Ginnie Mae I Pool 7% 11/15/2028	364	370
Ginnie Mae I Pool 7% 11/15/2028	735	747
Ginnie Mae I Pool 7% 11/15/2028	76	77
Ginnie Mae I Pool 7% 11/15/2029	1,886	1,920
Ginnie Mae I Pool 7% 11/15/2030	167	170
Ginnie Mae I Pool 7% 11/15/2031	2,230	2,269
Ginnie Mae I Pool 7% 11/15/2031	1,836	1,872
Ginnie Mae I Pool 7% 11/15/2031	1,977	2,021
Ginnie Mae I Pool 7% 11/15/2031	2,048	2,094
Ginnie Mae I Pool 7% 11/15/2031	605	618
Ginnie Mae I Pool 7% 11/15/2032	552	563
Ginnie Mae I Pool 7% 12/15/2025	38	38
Ginnie Mae I Pool 7% 12/15/2026	17	17
Ginnie Mae I Pool 7% 12/15/2027	72	73
Ginnie Mae I Pool 7% 12/15/2027	478	484
Ginnie Mae I Pool 7% 12/15/2027	176	178
Ginnie Mae I Pool 7% 12/15/2027	618	626
Ginnie Mae I Pool 7% 12/15/2028	20	20
Ginnie Mae I Pool 7% 12/15/2028	728	739
Ginnie Mae I Pool 7% 12/15/2028	807	819
Ginnie Mae I Pool 7% 12/15/2028	383	388
Ginnie Mae I Pool 7% 12/15/2028	24	24
Ginnie Mae I Pool 7% 12/15/2028	59	60
Ginnie Mae I Pool 7% 12/15/2028	144	146
Ginnie Mae I Pool 7% 12/15/2030	2,086	2,129
Ginnie Mae I Pool 7% 12/15/2030	959	979
Ginnie Mae I Pool 7% 12/15/2031	1,937	1,982
Ginnie Mae I Pool 7% 12/15/2031	3,442	3,518
Ginnie Mae I Pool 7% 12/15/2031	157	160
Ginnie Mae I Pool 7% 2/15/2028	31	31
Ginnie Mae I Pool 7% 2/15/2028	35	35
Ginnie Mae I Pool 7% 2/15/2028	307	310
Ginnie Mae I Pool 7% 2/15/2028	68	68
Ginnie Mae I Pool 7% 2/15/2028	441	445
Ginnie Mae I Pool 7% 2/15/2028	201	203
Ginnie Mae I Pool 7% 2/15/2028	842	853
Ginnie Mae I Pool 7% 2/15/2028	411	415
Ginnie Mae I Pool 7% 2/15/2028	13	13
Ginnie Mae I Pool 7% 2/15/2028	1,336	1,353
Ginnie Mae I Pool 7% 2/15/2028	125	126
Ginnie Mae I Pool 7% 2/15/2029	153	155
Ginnie Mae I Pool 7% 2/15/2029	87	89
Ginnie Mae I Pool 7% 2/15/2029	137	139
Ginnie Mae I Pool 7% 2/15/2030	622	634
Ginnie Mae I Pool 7% 2/15/2031	8,255	8,432
Ginnie Mae I Pool 7% 2/15/2032	5,060	5,169
Ginnie Mae I Pool 7% 2/15/2032	5,285	5,410
Ginnie Mae I Pool 7% 2/15/2032	1,472	1,505
Ginnie Mae I Pool 7% 2/15/2032	4,845	4,915
Ginnie Mae I Pool 7% 2/15/2032	514	522
Ginnie Mae I Pool 7% 2/15/2032	581	593
Ginnie Mae I Pool 7% 2/15/2032	1,471	1,504
Ginnie Mae I Pool 7% 2/15/2032	62	62
Ginnie Mae I Pool 7% 2/15/2032	365	373
Ginnie Mae I Pool 7% 3/15/2026	16	16
Ginnie Mae I Pool 7% 3/15/2028	144	146
Ginnie Mae I Pool 7% 3/15/2028	471	477
Ginnie Mae I Pool 7% 3/15/2028	246	249
Ginnie Mae I Pool 7% 3/15/2028	471	475
Ginnie Mae I Pool 7% 3/15/2028	152	154
Ginnie Mae I Pool 7% 3/15/2028	1,415	1,434
Ginnie Mae I Pool 7% 3/15/2028	80	81
Ginnie Mae I Pool 7% 3/15/2028	837	847
Ginnie Mae I Pool 7% 3/15/2028	407	412
Ginnie Mae I Pool 7% 3/15/2029	445	452
Ginnie Mae I Pool 7% 3/15/2029	997	1,013
Ginnie Mae I Pool 7% 3/15/2029	115	116
Ginnie Mae I Pool 7% 3/15/2029	285	289
Ginnie Mae I Pool 7% 3/15/2029	84	85
Ginnie Mae I Pool 7% 3/15/2029	156	158
Ginnie Mae I Pool 7% 3/15/2031	246	252
Ginnie Mae I Pool 7% 3/15/2031	1,215	1,232
Ginnie Mae I Pool 7% 3/15/2031	13,727	13,973
Ginnie Mae I Pool 7% 3/15/2031	344	352
Ginnie Mae I Pool 7% 3/15/2031	344	350
Ginnie Mae I Pool 7% 3/15/2032	1,203	1,231
Ginnie Mae I Pool 7% 3/15/2032	27	28
Ginnie Mae I Pool 7% 3/15/2032	171	175
Ginnie Mae I Pool 7% 3/15/2032	256	261
Ginnie Mae I Pool 7% 3/15/2032	906	928
Ginnie Mae I Pool 7% 3/15/2032	530	540
Ginnie Mae I Pool 7% 3/15/2032	648	663
Ginnie Mae I Pool 7% 3/15/2032	2,086	2,135
Ginnie Mae I Pool 7% 4/15/2026	51	51
Ginnie Mae I Pool 7% 4/15/2028	763	773
Ginnie Mae I Pool 7% 4/15/2028	227	229
Ginnie Mae I Pool 7% 4/15/2028	21	21
Ginnie Mae I Pool 7% 4/15/2028	102	103
Ginnie Mae I Pool 7% 4/15/2028	350	355
Ginnie Mae I Pool 7% 4/15/2028	39	39
Ginnie Mae I Pool 7% 4/15/2028	271	275
Ginnie Mae I Pool 7% 4/15/2028	33	33
Ginnie Mae I Pool 7% 4/15/2028	574	581
Ginnie Mae I Pool 7% 4/15/2028	45	45
Ginnie Mae I Pool 7% 4/15/2028	78	79
Ginnie Mae I Pool 7% 4/15/2028	165	167
Ginnie Mae I Pool 7% 4/15/2029	987	1,002
Ginnie Mae I Pool 7% 4/15/2029	61	63
Ginnie Mae I Pool 7% 4/15/2029	39	39
Ginnie Mae I Pool 7% 4/15/2030	552	563
Ginnie Mae I Pool 7% 4/15/2031	249	254
Ginnie Mae I Pool 7% 4/15/2031	1,018	1,040
Ginnie Mae I Pool 7% 4/15/2031	2,984	3,047
Ginnie Mae I Pool 7% 4/15/2031	130	133
Ginnie Mae I Pool 7% 4/15/2031	590	603
Ginnie Mae I Pool 7% 4/15/2032	2,449	2,506
Ginnie Mae I Pool 7% 4/15/2032	265	271
Ginnie Mae I Pool 7% 4/15/2032	3,235	3,313
Ginnie Mae I Pool 7% 4/15/2032	11,996	12,253
Ginnie Mae I Pool 7% 4/15/2032	1,713	1,752
Ginnie Mae I Pool 7% 4/15/2032	1,165	1,192
Ginnie Mae I Pool 7% 4/15/2032	455	465
Ginnie Mae I Pool 7% 4/15/2032	517	528
Ginnie Mae I Pool 7% 4/15/2032	1,116	1,139
Ginnie Mae I Pool 7% 4/15/2032	170	172
Ginnie Mae I Pool 7% 4/15/2032	354	362
Ginnie Mae I Pool 7% 4/15/2032	314	321
Ginnie Mae I Pool 7% 4/20/2032	50,277	51,855
Ginnie Mae I Pool 7% 5/15/2027	29	29
Ginnie Mae I Pool 7% 5/15/2028	497	504
Ginnie Mae I Pool 7% 5/15/2028	108	109
Ginnie Mae I Pool 7% 5/15/2028	156	159
Ginnie Mae I Pool 7% 5/15/2028	1,050	1,064
Ginnie Mae I Pool 7% 5/15/2028	32	33
Ginnie Mae I Pool 7% 5/15/2028	80	80
Ginnie Mae I Pool 7% 5/15/2028	1,454	1,472
Ginnie Mae I Pool 7% 5/15/2028	78	79
Ginnie Mae I Pool 7% 5/15/2028	62	62
Ginnie Mae I Pool 7% 5/15/2028	803	811
Ginnie Mae I Pool 7% 5/15/2029	433	441
Ginnie Mae I Pool 7% 5/15/2030	345	350
Ginnie Mae I Pool 7% 5/15/2031	717	732
Ginnie Mae I Pool 7% 5/15/2031	1,359	1,388
Ginnie Mae I Pool 7% 5/15/2031	13,289	13,577
Ginnie Mae I Pool 7% 5/15/2031	375	380
Ginnie Mae I Pool 7% 5/15/2032	443	453
Ginnie Mae I Pool 7% 5/15/2032	2,582	2,642
Ginnie Mae I Pool 7% 5/15/2032	1,604	1,643
Ginnie Mae I Pool 7% 5/15/2032	16,395	16,790
Ginnie Mae I Pool 7% 5/15/2032	522	532
Ginnie Mae I Pool 7% 5/15/2032	106	108
Ginnie Mae I Pool 7% 5/15/2032	728	738
Ginnie Mae I Pool 7% 5/15/2032	1,950	1,998
Ginnie Mae I Pool 7% 5/15/2032	320	327
Ginnie Mae I Pool 7% 5/15/2032	54	55
Ginnie Mae I Pool 7% 5/15/2032	1,913	1,953
Ginnie Mae I Pool 7% 5/15/2032	1,661	1,696
Ginnie Mae I Pool 7% 5/15/2032	1,065	1,089
Ginnie Mae I Pool 7% 5/15/2032	4,360	4,457
Ginnie Mae I Pool 7% 5/15/2032	459	469
Ginnie Mae I Pool 7% 6/15/2028	5,483	5,550
Ginnie Mae I Pool 7% 6/15/2028	89	90
Ginnie Mae I Pool 7% 6/15/2028	380	385
Ginnie Mae I Pool 7% 6/15/2028	4	4
Ginnie Mae I Pool 7% 6/15/2028	773	783
Ginnie Mae I Pool 7% 6/15/2028	182	184
Ginnie Mae I Pool 7% 6/15/2028	605	614
Ginnie Mae I Pool 7% 6/15/2028	88	89
Ginnie Mae I Pool 7% 6/15/2028	35	35
Ginnie Mae I Pool 7% 6/15/2028	84	85
Ginnie Mae I Pool 7% 6/15/2028	2,207	2,236
Ginnie Mae I Pool 7% 6/15/2028	373	378
Ginnie Mae I Pool 7% 6/15/2028	191	194
Ginnie Mae I Pool 7% 6/15/2028	260	264
Ginnie Mae I Pool 7% 6/15/2028	211	214
Ginnie Mae I Pool 7% 6/15/2028	495	502
Ginnie Mae I Pool 7% 6/15/2028	65	65
Ginnie Mae I Pool 7% 6/15/2028	407	412
Ginnie Mae I Pool 7% 6/15/2028	2,437	2,448
Ginnie Mae I Pool 7% 6/15/2028	743	753
Ginnie Mae I Pool 7% 6/15/2029	3,604	3,665
Ginnie Mae I Pool 7% 6/15/2029	214	217
Ginnie Mae I Pool 7% 6/15/2029	150	153
Ginnie Mae I Pool 7% 6/15/2029	154	156
Ginnie Mae I Pool 7% 6/15/2029	783	793
Ginnie Mae I Pool 7% 6/15/2030	644	651
Ginnie Mae I Pool 7% 6/15/2031	1,195	1,221
Ginnie Mae I Pool 7% 6/15/2031	1,388	1,418
Ginnie Mae I Pool 7% 6/15/2031	32	33
Ginnie Mae I Pool 7% 6/15/2031	438	439
Ginnie Mae I Pool 7% 6/15/2031	24,925	25,474
Ginnie Mae I Pool 7% 6/15/2031	7,908	8,063
Ginnie Mae I Pool 7% 6/15/2032	450	459
Ginnie Mae I Pool 7% 6/15/2032	190	193
Ginnie Mae I Pool 7% 6/15/2032	325	333
Ginnie Mae I Pool 7% 6/15/2032	972	993
Ginnie Mae I Pool 7% 6/15/2032	2,005	2,050
Ginnie Mae I Pool 7% 6/15/2032	579	593
Ginnie Mae I Pool 7% 6/15/2032	394	402
Ginnie Mae I Pool 7% 6/15/2032	83	85
Ginnie Mae I Pool 7% 6/15/2032	1,359	1,386
Ginnie Mae I Pool 7% 6/15/2032	2,254	2,303
Ginnie Mae I Pool 7% 7/15/2028	4,235	4,244
Ginnie Mae I Pool 7% 7/15/2028	143	145
Ginnie Mae I Pool 7% 7/15/2028	444	450
Ginnie Mae I Pool 7% 7/15/2028	447	453
Ginnie Mae I Pool 7% 7/15/2028	134	136
Ginnie Mae I Pool 7% 7/15/2028	180	182
Ginnie Mae I Pool 7% 7/15/2028	69	70
Ginnie Mae I Pool 7% 7/15/2028	37,418	37,865
Ginnie Mae I Pool 7% 7/15/2028	210	212
Ginnie Mae I Pool 7% 7/15/2028	172	174
Ginnie Mae I Pool 7% 7/15/2028	141	143
Ginnie Mae I Pool 7% 7/15/2028	168	170
Ginnie Mae I Pool 7% 7/15/2028	958	971
Ginnie Mae I Pool 7% 7/15/2028	1,041	1,053
Ginnie Mae I Pool 7% 7/15/2029	768	778
Ginnie Mae I Pool 7% 7/15/2029	324	329
Ginnie Mae I Pool 7% 7/15/2029	662	674
Ginnie Mae I Pool 7% 7/15/2029	947	963
Ginnie Mae I Pool 7% 7/15/2029	57	57
Ginnie Mae I Pool 7% 7/15/2031	371	378
Ginnie Mae I Pool 7% 7/15/2031	10,279	10,505
Ginnie Mae I Pool 7% 7/15/2031	14,463	14,776
Ginnie Mae I Pool 7% 7/15/2031	2,253	2,304
Ginnie Mae I Pool 7% 7/15/2031	1,473	1,504
Ginnie Mae I Pool 7% 7/15/2031	606	617
Ginnie Mae I Pool 7% 7/15/2031	11	11
Ginnie Mae I Pool 7% 7/15/2031	5,529	5,636
Ginnie Mae I Pool 7% 7/15/2032	7,334	7,502
Ginnie Mae I Pool 7% 7/15/2032	1,438	1,469
Ginnie Mae I Pool 7% 7/15/2032	1,510	1,543
Ginnie Mae I Pool 7% 7/15/2032	2,046	2,096
Ginnie Mae I Pool 7% 7/15/2032	816	835
Ginnie Mae I Pool 7% 7/15/2032	127	130
Ginnie Mae I Pool 7% 7/15/2032	692	707
Ginnie Mae I Pool 7% 7/15/2032	768	781
Ginnie Mae I Pool 7% 7/15/2032	1,120	1,148
Ginnie Mae I Pool 7% 8/15/2025	14	14
Ginnie Mae I Pool 7% 8/15/2025	10	10
Ginnie Mae I Pool 7% 8/15/2025	24	24
Ginnie Mae I Pool 7% 8/15/2028	55	56
Ginnie Mae I Pool 7% 8/15/2029	695	705
Ginnie Mae I Pool 7% 8/15/2029	97	98
Ginnie Mae I Pool 7% 8/15/2029	22	22
Ginnie Mae I Pool 7% 8/15/2029	7	7
Ginnie Mae I Pool 7% 8/15/2029	157	159
Ginnie Mae I Pool 7% 8/15/2031	325	332
Ginnie Mae I Pool 7% 8/15/2031	426	435
Ginnie Mae I Pool 7% 8/15/2031	321	327
Ginnie Mae I Pool 7% 8/15/2031	1,732	1,770
Ginnie Mae I Pool 7% 8/15/2031	1,068	1,093
Ginnie Mae I Pool 7% 8/15/2031	835	853
Ginnie Mae I Pool 7% 8/15/2031	551	563
Ginnie Mae I Pool 7% 8/15/2032	282	289
Ginnie Mae I Pool 7% 8/15/2032	384	393
Ginnie Mae I Pool 7% 8/15/2032	990	1,009
Ginnie Mae I Pool 7% 8/15/2032	528	541
Ginnie Mae I Pool 7% 8/15/2032	424	434
Ginnie Mae I Pool 7% 8/15/2032	187	189
Ginnie Mae I Pool 7% 8/15/2032	36,885	37,659
Ginnie Mae I Pool 7% 8/15/2032	613	626
Ginnie Mae I Pool 7% 9/15/2025	9	9
Ginnie Mae I Pool 7% 9/15/2027	59	60
Ginnie Mae I Pool 7% 9/15/2028	918	930
Ginnie Mae I Pool 7% 9/15/2028	160	162
Ginnie Mae I Pool 7% 9/15/2028	35	36
Ginnie Mae I Pool 7% 9/15/2028	109	110
Ginnie Mae I Pool 7% 9/15/2028	95	96
Ginnie Mae I Pool 7% 9/15/2028	102	104
Ginnie Mae I Pool 7% 9/15/2029	180	184
Ginnie Mae I Pool 7% 9/15/2030	75	75
Ginnie Mae I Pool 7% 9/15/2031	1,857	1,899
Ginnie Mae I Pool 7% 9/15/2031	1,470	1,503
Ginnie Mae I Pool 7% 9/15/2031	727	743
Ginnie Mae I Pool 7% 9/15/2031	75	76
Ginnie Mae I Pool 7% 9/15/2031	555	567
Ginnie Mae I Pool 7% 9/15/2031	195	199
Ginnie Mae I Pool 7% 9/15/2031	2,220	2,270
Ginnie Mae I Pool 7% 9/15/2031	149	152
Ginnie Mae I Pool 7% 9/15/2032	80,406	82,060
Ginnie Mae I Pool 7.5% 1/15/2026	112	112
Ginnie Mae I Pool 7.5% 1/15/2026	25	25
Ginnie Mae I Pool 7.5% 1/15/2026	31	31
Ginnie Mae I Pool 7.5% 1/15/2028	554	563
Ginnie Mae I Pool 7.5% 1/15/2031	100	104
Ginnie Mae I Pool 7.5% 1/15/2031	334	345
Ginnie Mae I Pool 7.5% 10/15/2025	24	24
Ginnie Mae I Pool 7.5% 10/15/2025	6	6
Ginnie Mae I Pool 7.5% 10/15/2027	99	101
Ginnie Mae I Pool 7.5% 10/15/2027	717	732
Ginnie Mae I Pool 7.5% 10/15/2027	59	60
Ginnie Mae I Pool 7.5% 10/15/2027	262	267
Ginnie Mae I Pool 7.5% 10/15/2027	94	96
Ginnie Mae I Pool 7.5% 10/15/2027	1,034	1,055
Ginnie Mae I Pool 7.5% 10/15/2027	157	159
Ginnie Mae I Pool 7.5% 10/15/2027	105	106
Ginnie Mae I Pool 7.5% 10/15/2027	118	119
Ginnie Mae I Pool 7.5% 10/15/2027	695	709
Ginnie Mae I Pool 7.5% 10/15/2027	141	144
Ginnie Mae I Pool 7.5% 10/15/2027	1,419	1,440
Ginnie Mae I Pool 7.5% 11/15/2025	184	185
Ginnie Mae I Pool 7.5% 11/15/2025	180	181
Ginnie Mae I Pool 7.5% 11/15/2025	40	40
Ginnie Mae I Pool 7.5% 11/15/2025	43	43
Ginnie Mae I Pool 7.5% 11/15/2025	17	18
Ginnie Mae I Pool 7.5% 11/15/2025	118	119
Ginnie Mae I Pool 7.5% 11/15/2025	463	463
Ginnie Mae I Pool 7.5% 11/15/2025	77	77
Ginnie Mae I Pool 7.5% 11/15/2025	3	3
Ginnie Mae I Pool 7.5% 11/15/2025	28	28
Ginnie Mae I Pool 7.5% 11/15/2025	27	27
Ginnie Mae I Pool 7.5% 11/15/2027	58	59
Ginnie Mae I Pool 7.5% 11/15/2027	81	83
Ginnie Mae I Pool 7.5% 11/15/2027	108	110
Ginnie Mae I Pool 7.5% 11/15/2027	26	26
Ginnie Mae I Pool 7.5% 12/15/2025	336	337
Ginnie Mae I Pool 7.5% 12/15/2027	93	94
Ginnie Mae I Pool 7.5% 12/15/2027	35	35
Ginnie Mae I Pool 7.5% 12/15/2027	269	273
Ginnie Mae I Pool 7.5% 12/15/2027	62	62
Ginnie Mae I Pool 7.5% 12/15/2027	501	512
Ginnie Mae I Pool 7.5% 12/15/2027	425	433
Ginnie Mae I Pool 7.5% 12/15/2027	387	395
Ginnie Mae I Pool 7.5% 12/15/2027	1,013	1,025
Ginnie Mae I Pool 7.5% 12/15/2027	60	61
Ginnie Mae I Pool 7.5% 2/15/2027	1,334	1,350
Ginnie Mae I Pool 7.5% 2/15/2027	128	130
Ginnie Mae I Pool 7.5% 3/15/2026	14	14
Ginnie Mae I Pool 7.5% 3/15/2026	30	30
Ginnie Mae I Pool 7.5% 3/15/2028	402	411
Ginnie Mae I Pool 7.5% 3/15/2031	1,292	1,341
Ginnie Mae I Pool 7.5% 4/15/2026	18	18
Ginnie Mae I Pool 7.5% 4/15/2027	100	101
Ginnie Mae I Pool 7.5% 4/15/2027	149	152
Ginnie Mae I Pool 7.5% 4/15/2027	219	222
Ginnie Mae I Pool 7.5% 4/15/2027	881	894
Ginnie Mae I Pool 7.5% 4/15/2027	52	53
Ginnie Mae I Pool 7.5% 4/15/2027	38	39
Ginnie Mae I Pool 7.5% 4/15/2027	112	114
Ginnie Mae I Pool 7.5% 4/15/2027	101	103
Ginnie Mae I Pool 7.5% 4/15/2027	617	624
Ginnie Mae I Pool 7.5% 4/15/2027	16	16
Ginnie Mae I Pool 7.5% 4/15/2028	2	2
Ginnie Mae I Pool 7.5% 5/15/2026	323	323
Ginnie Mae I Pool 7.5% 5/15/2027	76	77
Ginnie Mae I Pool 7.5% 5/15/2027	9	9
Ginnie Mae I Pool 7.5% 5/15/2027	120	122
Ginnie Mae I Pool 7.5% 5/15/2027	318	322
Ginnie Mae I Pool 7.5% 6/15/2027	322	327
Ginnie Mae I Pool 7.5% 6/15/2027	164	167
Ginnie Mae I Pool 7.5% 6/15/2027	723	734
Ginnie Mae I Pool 7.5% 6/15/2027	36	36
Ginnie Mae I Pool 7.5% 6/15/2027	46	46
Ginnie Mae I Pool 7.5% 6/15/2027	286	290
Ginnie Mae I Pool 7.5% 6/15/2027	66	67
Ginnie Mae I Pool 7.5% 6/15/2027	46	47
Ginnie Mae I Pool 7.5% 6/15/2027	194	196
Ginnie Mae I Pool 7.5% 6/15/2027	114	116
Ginnie Mae I Pool 7.5% 6/15/2027	1,168	1,185
Ginnie Mae I Pool 7.5% 6/15/2028	362	368
Ginnie Mae I Pool 7.5% 6/15/2029	92	93
Ginnie Mae I Pool 7.5% 6/15/2029	93	93
Ginnie Mae I Pool 7.5% 7/15/2027	1,314	1,339
Ginnie Mae I Pool 7.5% 7/15/2027	1,119	1,140
Ginnie Mae I Pool 7.5% 7/15/2027	329	335
Ginnie Mae I Pool 7.5% 7/15/2027	619	627
Ginnie Mae I Pool 7.5% 7/15/2027	396	404
Ginnie Mae I Pool 7.5% 7/15/2027	52	53
Ginnie Mae I Pool 7.5% 7/15/2027	539	548
Ginnie Mae I Pool 7.5% 7/15/2027	200	203
Ginnie Mae I Pool 7.5% 7/15/2027	89	90
Ginnie Mae I Pool 7.5% 7/15/2027	338	344
Ginnie Mae I Pool 7.5% 7/15/2028	2,023	2,072
Ginnie Mae I Pool 7.5% 7/15/2029	308	316
Ginnie Mae I Pool 7.5% 8/15/2025	109	109
Ginnie Mae I Pool 7.5% 8/15/2025	15	15
Ginnie Mae I Pool 7.5% 8/15/2026	28	28
Ginnie Mae I Pool 7.5% 8/15/2027	230	233
Ginnie Mae I Pool 7.5% 8/15/2027	1,412	1,439
Ginnie Mae I Pool 7.5% 8/15/2027	996	1,014
Ginnie Mae I Pool 7.5% 8/15/2027	118	119
Ginnie Mae I Pool 7.5% 8/15/2027	81	82
Ginnie Mae I Pool 7.5% 8/15/2027	614	626
Ginnie Mae I Pool 7.5% 8/15/2027	17	17
Ginnie Mae I Pool 7.5% 8/15/2027	94	96
Ginnie Mae I Pool 7.5% 8/15/2027	775	789
Ginnie Mae I Pool 7.5% 8/15/2027	2,579	2,610
Ginnie Mae I Pool 7.5% 8/15/2027	63	64
Ginnie Mae I Pool 7.5% 8/15/2027	271	276
Ginnie Mae I Pool 7.5% 8/15/2028	1,554	1,589
Ginnie Mae I Pool 7.5% 8/15/2028	403	413
Ginnie Mae I Pool 7.5% 8/15/2028	164	168
Ginnie Mae I Pool 7.5% 8/15/2028	951	976
Ginnie Mae I Pool 7.5% 8/15/2028	508	521
Ginnie Mae I Pool 7.5% 8/15/2028	84	85
Ginnie Mae I Pool 7.5% 8/15/2029	74	76
Ginnie Mae I Pool 7.5% 9/15/2025	447	448
Ginnie Mae I Pool 7.5% 9/15/2025	7	7
Ginnie Mae I Pool 7.5% 9/15/2025	202	203
Ginnie Mae I Pool 7.5% 9/15/2025	47	48
Ginnie Mae I Pool 7.5% 9/15/2027	120	122
Ginnie Mae I Pool 7.5% 9/15/2027	65	66
Ginnie Mae I Pool 7.5% 9/15/2027	2,304	2,347
Ginnie Mae I Pool 7.5% 9/15/2027	114	115
Ginnie Mae I Pool 7.5% 9/15/2027	18	18
Ginnie Mae I Pool 7.5% 9/15/2027	163	163
Ginnie Mae I Pool 7.5% 9/15/2027	98	98
Ginnie Mae I Pool 7.5% 9/15/2028	760	774
Ginnie Mae I Pool 7.5% 9/15/2028	1,198	1,228
Ginnie Mae I Pool 7.5% 9/15/2031	2,608	2,694
Ginnie Mae I Pool 8% 1/15/2028	715	728
Ginnie Mae I Pool 8% 10/15/2029	173	178
Ginnie Mae I Pool 8% 11/15/2025	8	8
Ginnie Mae I Pool 8% 11/15/2027	155	157
Ginnie Mae I Pool 8% 12/15/2025	259	259
Ginnie Mae I Pool 8% 12/15/2027	1,017	1,034
Ginnie Mae I Pool 8% 12/15/2027	129	129
Ginnie Mae I Pool 8% 12/15/2027	242	245
Ginnie Mae I Pool 8% 12/15/2027	273	277
Ginnie Mae I Pool 8% 12/15/2027	778	792
Ginnie Mae I Pool 8% 12/15/2027	136	138
Ginnie Mae I Pool 8% 6/15/2025	6	6
Ginnie Mae I Pool 8% 6/15/2025	4	4
Ginnie Mae I Pool 8% 6/15/2025	4	4
Ginnie Mae I Pool 8% 7/15/2025	25	25
Ginnie Mae I Pool 8% 7/15/2027	274	278
Ginnie Mae I Pool 8% 8/15/2025	168	168
Ginnie Mae I Pool 8% 8/15/2025	10	10
Ginnie Mae I Pool 8% 8/15/2025	28	28
Ginnie Mae I Pool 8% 8/15/2025	14	14
Ginnie Mae I Pool 8% 8/15/2027	82	83
Ginnie Mae I Pool 8% 8/15/2027	136	138
Ginnie Mae I Pool 8% 9/15/2025	10	10
Ginnie Mae I Pool 8% 9/15/2026	30	30
Ginnie Mae I Pool 8% 9/15/2029	105	107
Ginnie Mae I Pool 8.5% 1/15/2031	3,101	3,206
Ginnie Mae I Pool 8.5% 11/15/2027	85	86
Ginnie Mae I Pool 8.5% 11/15/2031	167	173
Ginnie Mae I Pool 8.5% 12/15/2029	181	186
Ginnie Mae I Pool 8.5% 4/15/2030	1,177	1,205
Ginnie Mae I Pool 8.5% 7/15/2030	8,568	8,835
Ginnie Mae I Pool 8.5% 8/15/2029	1,413	1,447
Ginnie Mae II Pool 2% 1/1/2055 (m)	502,350,000	401,205,244
Ginnie Mae II Pool 2% 2/1/2055 (m)	124,100,000	99,147,238
Ginnie Mae II Pool 2% 2/20/2052	58,699,963	46,900,877
Ginnie Mae II Pool 2% 3/20/2052	21,802,832	17,420,316
Ginnie Mae II Pool 2% 4/20/2052	51,022,150	40,766,356
Ginnie Mae II Pool 2% 8/20/2050	1,153,314	923,652
Ginnie Mae II Pool 2.5% 1/1/2055 (m)	220,325,000	183,729,172
Ginnie Mae II Pool 3% 1/1/2055 (m)	300,825,000	260,587,972
Ginnie Mae II Pool 3% 1/20/2032	3,457,942	3,318,779
Ginnie Mae II Pool 3% 10/20/2031	1,125,183	1,080,798
Ginnie Mae II Pool 3% 10/20/2049	83,524	72,748
Ginnie Mae II Pool 3% 11/20/2031	1,219,445	1,170,851
Ginnie Mae II Pool 3% 12/20/2031	1,845,155	1,771,642
Ginnie Mae II Pool 3% 2/1/2055 (m)	106,475,000	92,237,525
Ginnie Mae II Pool 3% 2/20/2031	150,077	144,718
Ginnie Mae II Pool 3% 3/20/2031	307,411	296,303
Ginnie Mae II Pool 3% 4/20/2031	1,143,254	1,101,458
Ginnie Mae II Pool 3% 5/20/2031	2,395,927	2,307,321
Ginnie Mae II Pool 3% 5/20/2050	1,585,385	1,380,338
Ginnie Mae II Pool 3% 7/20/2031	31,511	30,320
Ginnie Mae II Pool 3% 8/20/2031	367,970	353,906
Ginnie Mae II Pool 3% 9/20/2031	147,654	141,950
Ginnie Mae II Pool 3.5% 1/1/2055 (m)	152,575,000	136,243,860
Ginnie Mae II Pool 3.5% 1/20/2042	14,901	13,718
Ginnie Mae II Pool 3.5% 1/20/2044	21,740	19,881
Ginnie Mae II Pool 3.5% 10/20/2040	6,158	5,684
Ginnie Mae II Pool 3.5% 10/20/2041	10,328	9,509
Ginnie Mae II Pool 3.5% 10/20/2043	4,407	4,034
Ginnie Mae II Pool 3.5% 11/20/2041	1,263,494	1,163,488
Ginnie Mae II Pool 3.5% 11/20/2043	9,105	8,332
Ginnie Mae II Pool 3.5% 12/20/2040	2,420	2,235
Ginnie Mae II Pool 3.5% 12/20/2041	5,953,841	5,482,675
Ginnie Mae II Pool 3.5% 2/1/2055 (m)	68,450,000	61,134,030
Ginnie Mae II Pool 3.5% 2/20/2043	169,773	155,740
Ginnie Mae II Pool 3.5% 3/20/2043	209,156	191,871
Ginnie Mae II Pool 3.5% 4/20/2043	376,875	345,648
Ginnie Mae II Pool 3.5% 4/20/2044	4,798	4,383
Ginnie Mae II Pool 3.5% 5/20/2043	6,175,889	5,638,355
Ginnie Mae II Pool 3.5% 5/20/2046	56,685	51,157
Ginnie Mae II Pool 3.5% 5/20/2046	228,397	206,122
Ginnie Mae II Pool 3.5% 7/20/2043	129,866	118,961
Ginnie Mae II Pool 3.5% 8/20/2043	6,196	5,675
Ginnie Mae II Pool 3.5% 9/20/2040	10,691	9,864
Ginnie Mae II Pool 3.5% 9/20/2043	5,020,635	4,597,194
Ginnie Mae II Pool 4% 1/20/2041	1,272,003	1,202,481
Ginnie Mae II Pool 4% 1/20/2042	1,329,738	1,254,404
Ginnie Mae II Pool 4% 1/20/2045	427,692	401,245
Ginnie Mae II Pool 4% 1/20/2046	50,391	46,975
Ginnie Mae II Pool 4% 10/20/2040	845,290	799,323
Ginnie Mae II Pool 4% 10/20/2041	3,605,653	3,402,387
Ginnie Mae II Pool 4% 11/20/2040	3,329,568	3,148,041
Ginnie Mae II Pool 4% 11/20/2041	117,458	110,822
Ginnie Mae II Pool 4% 12/20/2040	69,282	65,506
Ginnie Mae II Pool 4% 12/20/2041	998,864	942,432
Ginnie Mae II Pool 4% 2/20/2041	102,297	96,687
Ginnie Mae II Pool 4% 3/20/2041	221,581	209,421
Ginnie Mae II Pool 4% 3/20/2046	15,904	14,825
Ginnie Mae II Pool 4% 3/20/2047	147,085	136,976
Ginnie Mae II Pool 4% 4/20/2042	705,056	664,763
Ginnie Mae II Pool 4% 4/20/2047	4,166,411	3,880,046
Ginnie Mae II Pool 4% 5/20/2046	3,858,966	3,597,350
Ginnie Mae II Pool 4% 6/20/2042	9,731	9,171
Ginnie Mae II Pool 4% 8/20/2041	24,581	23,201
Ginnie Mae II Pool 4% 8/20/2043	329,557	309,861
Ginnie Mae II Pool 4% 9/20/2040	970,674	917,830
Ginnie Mae II Pool 4.5% 1/1/2055 (m)	55,900,000	52,816,405
Ginnie Mae II Pool 4.5% 1/20/2041	246,016	239,654
Ginnie Mae II Pool 4.5% 10/20/2035	2,689	2,637
Ginnie Mae II Pool 4.5% 10/20/2039	34,708	33,173
Ginnie Mae II Pool 4.5% 10/20/2040	51,874	50,547
Ginnie Mae II Pool 4.5% 10/20/2040	514,676	491,686
Ginnie Mae II Pool 4.5% 11/20/2040	51,983	50,643
Ginnie Mae II Pool 4.5% 11/20/2040	204,731	195,276
Ginnie Mae II Pool 4.5% 11/20/2054	89,298,157	84,393,420
Ginnie Mae II Pool 4.5% 12/20/2039	194,533	186,012
Ginnie Mae II Pool 4.5% 12/20/2040	106,444	101,560
Ginnie Mae II Pool 4.5% 2/20/2041	1,269,641	1,236,691
Ginnie Mae II Pool 4.5% 2/20/2041	10,369	9,891
Ginnie Mae II Pool 4.5% 3/20/2036	17,859	17,506
Ginnie Mae II Pool 4.5% 3/20/2041	83,290	81,128
Ginnie Mae II Pool 4.5% 4/20/2040	91,655	87,526
Ginnie Mae II Pool 4.5% 4/20/2041	536,026	522,059
Ginnie Mae II Pool 4.5% 5/20/2040	90,311	88,038
Ginnie Mae II Pool 4.5% 5/20/2041	5,297,711	5,159,185
Ginnie Mae II Pool 4.5% 6/20/2033	9,524	9,376
Ginnie Mae II Pool 4.5% 6/20/2039	38,449	36,784
Ginnie Mae II Pool 4.5% 6/20/2040	89,522	85,609
Ginnie Mae II Pool 4.5% 6/20/2041	1,420,204	1,382,810
Ginnie Mae II Pool 4.5% 7/20/2039	8,953	8,767
Ginnie Mae II Pool 4.5% 7/20/2040	99,916	97,374
Ginnie Mae II Pool 4.5% 7/20/2040	7,876	7,531
Ginnie Mae II Pool 4.5% 8/20/2040	11,012	10,731
Ginnie Mae II Pool 4.5% 9/20/2040	935,037	911,103
Ginnie Mae II Pool 5% 1/1/2055 (m)	76,650,000	74,341,218
Ginnie Mae II Pool 5% 12/20/2054	6,250,000	6,064,173
Ginnie Mae II Pool 5% 9/20/2033	421,252	421,594
Ginnie Mae II Pool 5.5% 1/1/2055 (m)	160,300,000	158,865,123
Ginnie Mae II Pool 6% 1/1/2055 (m)	377,800,000	380,131,745
Ginnie Mae II Pool 6% 11/20/2031	11,852	12,080
Ginnie Mae II Pool 6% 12/20/2054 (m)	10,000,000	10,075,810
Ginnie Mae II Pool 6% 2/1/2055 (m)	159,675,000	160,423,477
Ginnie Mae II Pool 6% 5/20/2032	56,405	57,569
Ginnie Mae II Pool 6.5% 1/1/2055 (m)	73,100,000	74,316,428
Ginnie Mae II Pool 6.5% 1/20/2032	497	509
Ginnie Mae II Pool 6.5% 11/20/2031	2,072	2,124
Ginnie Mae II Pool 6.5% 2/1/2055 (m)	21,450,000	21,780,128
Ginnie Mae II Pool 6.5% 3/20/2031	2,618	2,678
Ginnie Mae II Pool 6.5% 4/20/2031	324	331
Ginnie Mae II Pool 6.5% 6/20/2031	297	304
Ginnie Mae II Pool 6.5% 7/20/2031	351	360
Ginnie Mae II Pool 6.5% 8/20/2031	372	380
Ginnie Mae II Pool 7% 2/20/2032	14,980	15,464
Ginnie Mae II Pool 7% 3/20/2032	7,614	7,863
Uniform Mortgage Backed Securities 2% 1/1/2040 (m)	2,250,000	1,987,031
Uniform Mortgage Backed Securities 2% 1/1/2055 (m)	598,825,000	465,212,113
Uniform Mortgage Backed Securities 2% 2/1/2055 (m)	178,850,000	139,020,928
Uniform Mortgage Backed Securities 3% 1/1/2040 (m)	15,800,000	14,706,341
Uniform Mortgage Backed Securities 3% 1/1/2055 (m)	165,500,000	140,390,523
Uniform Mortgage Backed Securities 3.5% 1/1/2055 (m)	98,050,000	86,636,352
Uniform Mortgage Backed Securities 4.5% 1/1/2055 (m)	4,775,000	4,487,753
Uniform Mortgage Backed Securities 5% 1/1/2055 (m)	44,950,000	43,350,409
Uniform Mortgage Backed Securities 5.5% 1/1/2055 (m)	106,000,000	104,538,355
Uniform Mortgage Backed Securities 6% 1/1/2055 (m)	64,000,000	64,284,998
Uniform Mortgage Backed Securities 6.5% 1/1/2055 (m)	81,150,000	82,855,416
TOTAL UNITED STATES		7,242,851,791
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,605,682,334)		7,242,851,791

U.S. Treasury Obligations - 45.6%
	Yield (%) (n)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.75% 8/15/2041	1.94 to 2.01	896,321,000	580,397,632
US Treasury Bonds 1.875% 11/15/2051	2.09 to 2.15	120,053,000	66,214,253
US Treasury Bonds 2% 8/15/2051	1.95 to 1.99	733,544,000	419,154,216
US Treasury Bonds 2.375% 2/15/2042	3.18	95,700,000	68,133,969
US Treasury Bonds 2.875% 5/15/2052	2.97 to 3.16	556,400,000	389,108,169
US Treasury Bonds 3% 2/15/2049	2.93 to 3.06	271,460,000	197,498,456
US Treasury Bonds 3.375% 8/15/2042	3.46 to 3.75	485,600,000	400,839,545
US Treasury Bonds 3.625% 2/15/2053	3.80 to 3.81	193,384,000	157,122,671
US Treasury Bonds 3.625% 5/15/2053	3.92 to 4.31	192,000,000	156,077,224
US Treasury Bonds 4.125% 8/15/2044	4.53 to 4.63	64,560,000	58,424,850
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.00	522,303,000	465,185,892
US Treasury Bonds 4.25% 2/15/2054	4.17 to 4.53	1,126,475,000	1,027,627,112
US Treasury Bonds 4.25% 8/15/2054	3.99 to 4.65	232,500,000	212,319,191
US Treasury Bonds 4.5% 11/15/2054	4.38 to 4.82	6,630,000	6,321,227
US Treasury Bonds 4.625% 5/15/2044	4.09 to 4.73	1,230,000	1,192,432
US Treasury Bonds 4.625% 5/15/2054	4.02 to 4.64	192,000,000	186,546,766
US Treasury Notes 1.5% 11/30/2028	1.39 to 1.40	470,000,000	422,121,655
US Treasury Notes 2.375% 3/31/2029	2.43 to 2.67	504,000,000	465,140,617
US Treasury Notes 2.625% 7/31/2029	2.80	273,317,000	253,567,094
US Treasury Notes 2.75% 8/15/2032	2.75 to 2.79	913,762,000	810,350,805
US Treasury Notes 2.875% 5/15/2032	2.96 to 3.16	763,588,000	685,780,109
US Treasury Notes 3.375% 5/15/2033	3.79 to 3.98	465,000,000	427,324,496
US Treasury Notes 3.5% 2/15/2033	3.92 to 3.94	470,900,000	438,075,040
US Treasury Notes 3.5% 4/30/2030	3.65	528,900,000	506,131,950
US Treasury Notes 3.625% 8/31/2029	3.49	670,000,000	648,727,353
US Treasury Notes 3.625% 9/30/2031	3.93 to 3.95	609,000,000	578,708,669
US Treasury Notes 3.75% 5/31/2030	4.00 to 4.01	514,100,000	497,591,822
US Treasury Notes 3.75% 6/30/2030	3.91 to 4.12	543,000,000	525,287,454
US Treasury Notes 3.75% 8/31/2031	3.59	660,000,000	632,331,586
US Treasury Notes 3.875% 11/30/2029	3.56	255,000,000	249,273,776
US Treasury Notes 3.875% 8/15/2033	4.02 to 4.29	477,166,000	454,128,087
US Treasury Notes 3.875% 8/15/2034	3.66 to 4.28	471,800,000	446,455,470
US Treasury Notes 4% 1/31/2029	4.12 to 4.30	1,009,000,000	995,178,647
US Treasury Notes 4% 2/15/2034	4.28 to 4.51	270,800,000	259,252,855
US Treasury Notes 4% 7/31/2030	4.15 to 4.64	1,606,800,000	1,573,089,898
US Treasury Notes 4.125% 10/31/2031	4.39	574,600,000	562,424,898
US Treasury Notes 4.125% 11/15/2032	3.50 to 3.75	1,523,000,000	1,485,410,517
US Treasury Notes 4.125% 7/31/2031	4.03	75,000,000	73,533,728
US Treasury Notes 4.25% 11/15/2034	4.18	419,800,000	408,858,580
US Treasury Notes 4.375% 5/15/2034	3.76 to 4.29	259,000,000	255,018,898
US Treasury Notes 4.5% 11/15/2033	4.27 to 4.29	355,600,000	353,990,320
US Treasury Notes 4.625% 5/31/2031	4.52	73,600,000	74,204,403
TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,238,471,114)			18,474,122,332

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (o) (Cost $850,993,610)	4.36	850,824,035	850,994,200

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.1%
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.778% and receive annually a floating rate based on the US SOFR Index, expiring February 2035	2/24/25	82,200,000	2,299,709
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on the US SOFR Index, expiring February 2035	2/26/25	50,000,000	1,537,813
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.755% and receive annually a floating rate based on the US SOFR Index, expiring March 2034	3/19/29	35,100,000	1,530,863
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.05% and receive annually a floating rate based on the US SOFR Index, expiring April 2034	4/23/29	20,200,000	778,270
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.53% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/01/29	51,500,000	2,529,152
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.386% and receive annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25	11,900,000	741,992
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.14% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25	52,300,000	4,165,385
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.1415% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/15/25	24,000,000	1,910,790
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.795% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/30/29	5,400,000	240,510
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.753% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/31/29	54,800,000	2,487,369
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.87% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/07/29	31,400,000	1,354,909
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.92% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/20/29	13,400,000	568,974
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.07% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/19/29	27,890,000	1,118,574
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/20/29	14,400,000	592,380

TOTAL PUT SWAPTIONS			21,856,690
Call Swaptions - 0.0%
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.778% and pay annually a floating rate based on the US SOFR Index, expiring February 2035	2/24/25	82,200,000	365,275
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.7375% and pay annually a floating rate based on the US SOFR Index, expiring February 2035	2/26/25	50,000,000	197,465
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.755% and pay annually a floating rate based on the US SOFR Index, expiring March 2034	3/19/29	35,100,000	1,090,500
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.05% and pay annually a floating rate based on the US SOFR Index, expiring April 2034	4/23/29	20,200,000	749,555
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.53% and pay annually a floating rate based on US SOFR Index, expiring August 2034	8/01/29	51,500,000	1,437,994
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.386% and pay annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25	11,900,000	98,272
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.14% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25	52,300,000	317,475
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.1415% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/15/25	24,000,000	148,495
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.795% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/30/29	5,400,000	178,875
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.753% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/31/29	54,800,000	1,776,399
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.87% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/07/29	31,400,000	1,083,394
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.92% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/20/29	13,400,000	477,456
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.07% and pay annually a floating rate based on US SOFR Index, expiring December 2034	12/19/29	27,890,000	1,081,005
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/20/29	14,400,000	540,859

TOTAL CALL SWAPTIONS			9,543,019
TOTAL PURCHASED SWAPTIONS (Cost $35,894,086)			31,399,709

TOTAL INVESTMENT IN SECURITIES - 107.6% (Cost $46,502,224,461)	43,575,514,894
NET OTHER ASSETS (LIABILITIES) - (7.6)%	(3,071,974,239)
NET ASSETS - 100.0%	40,503,540,655

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 1/1/2055	(163,175,000)	(130,320,823)
Ginnie Mae II Pool 3% 1/1/2055	(212,950,000)	(184,466,745)
Ginnie Mae II Pool 3.5% 1/1/2055	(81,950,000)	(73,178,334)
Ginnie Mae II Pool 4.5% 1/1/2055	(55,900,000)	(52,816,405)
Ginnie Mae II Pool 5.5% 1/1/2055	(80,300,000)	(79,581,219)
Ginnie Mae II Pool 6% 1/1/2055	(217,575,000)	(218,917,851)
Ginnie Mae II Pool 6.5% 1/1/2055	(21,450,000)	(21,806,941)
Uniform Mortgage Backed Securities 2% 1/1/2040	(2,250,000)	(1,987,031)
Uniform Mortgage Backed Securities 2% 1/1/2055	(113,050,000)	(87,825,707)
Uniform Mortgage Backed Securities 3% 1/1/2040	(15,800,000)	(14,706,341)
Uniform Mortgage Backed Securities 3% 1/1/2055	(26,275,000)	(22,288,586)
Uniform Mortgage Backed Securities 3.5% 1/1/2055	(98,050,000)	(86,636,352)
Uniform Mortgage Backed Securities 4.5% 1/1/2055	(93,300,000)	(87,687,408)
Uniform Mortgage Backed Securities 5% 1/1/2055	(44,950,000)	(43,350,409)
Uniform Mortgage Backed Securities 5.5% 1/1/2055	(125,800,000)	(124,065,331)
Uniform Mortgage Backed Securities 6% 1/1/2055	(71,400,000)	(71,717,951)
Uniform Mortgage Backed Securities 6.5% 1/1/2055	(21,500,000)	(21,951,835)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(1,323,305,269)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,327,903,565)		(1,323,305,269)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	665	Mar 2025	72,318,750	(11,261)	(11,261)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	916	Mar 2025	188,338,188	116,327	116,327
CBOT 5-Year U.S. Treasury Note Contracts (United States)	7,786	Mar 2025	827,688,297	(1,519,312)	(1,519,312)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1,142	Mar 2025	130,009,563	(2,700,973)	(2,700,973)

TOTAL PURCHASED					(4,115,219)

Sold

Interest Rate Contracts
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	138	Mar 2025	16,409,063	467,120	467,120

TOTAL FUTURES CONTRACTS					(3,648,099)
The notional amount of futures purchased as a percentage of Net Assets is 3.0%
The notional amount of futures sold as a percentage of Net Assets is 0.0%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	13,100,000	5,333	(206,990)	(201,657)
CMBX AAA Series 13 Index		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	17,690,000	7,202	(156,668)	(149,466)
CMBX AAA Series 13 Index		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	16,000,000	6,514	(105,383)	(98,869)
CMBX AAA Series 13 Index		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	10,070,000	4,100	(106,835)	(102,735)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	3,200,000	481,634	(798,092)	(316,458)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	2,700,000	406,379	(700,030)	(293,651)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	1,240,000	186,633	(321,663)	(135,030)
CMBX BBB- Series 16 Index		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly	2,480,000	373,267	(699,119)	(325,852)
CMBX BBB- Series 16 Index		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly	2,550,000	383,802	(761,122)	(377,320)
CMBX BBB- Series 16 Index		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly	1,650,000	248,343	(429,901)	(181,558)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	870,000	130,944	(209,939)	(78,995)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	3,470,000	522,272	(850,098)	(327,826)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	1,200,000	180,613	(264,101)	(83,488)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	2,420,000	364,236	(656,008)	(291,772)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	2,390,000	359,721	(557,358)	(197,637)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	1,760,000	264,899	(399,420)	(134,521)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	1,800,000	270,919	(344,426)	(73,507)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	1,100,000	165,562	(182,753)	(17,191)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	3,000,000	451,532	(487,455)	(35,923)
CMBX BBB- Series 16 Index		Nov 2064	Citigroup Global Markets Ltd	(3%)	Monthly	600,000	88,508	(89,672)	(1,164)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	1,200,000	180,613	(186,285)	(5,672)

TOTAL BUY PROTECTION							5,083,026	(8,513,318)	(3,430,292)
Sell Protection
CMBX AAA Series 13 Index	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	35,930,000	(14,627)	804,412	789,785
CMBX AAA Series 13 Index	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	20,930,000	(8,521)	481,901	473,380
CMBX AAA Series 16 Index	NR	Apr 2065	Goldman Sachs & Co LLC	0.5%	Monthly	1,000,000	(12,933)	13,064	131
CMBX AAA Series 15 Index	NR	Nov 2064	Citigroup Global Markets Ltd	0.5%	Monthly	1,450,000	(11,863)	19,599	7,736
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	275,000	(4,797)	6,794	1,997
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	32,200,000	(561,674)	800,560	238,886
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	25,200,000	(325,904)	503,213	177,309
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	18,800,000	(327,934)	324,124	(3,810)
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,400,000	(41,864)	39,079	(2,785)
CMBX BBB- Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	3%	Monthly	1,900,000	(203,702)	202,697	(1,005)

TOTAL SELL PROTECTION							(1,513,819)	3,195,443	1,681,624
TOTAL CREDIT DEFAULT SWAPS							3,569,207	(5,317,875)	(1,748,668)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2027	217,656,000	816,064	0	816,064
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2028	350,445,000	2,379,546	0	2,379,546
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2029	44,654,000	464,966	0	464,966
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2030	5,337,000	74,323	0	74,323
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.25%	Annual	LCH	Mar 2032	72,775,000	1,457,546	0	1,457,546
3.25%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Mar 2035	38,614,000	(1,022,770)	0	(1,022,770)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.25%	Annual	LCH	Mar 2045	139,425,000	5,712,458	0	5,712,458
3.25%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Mar 2055	70,665,000	(3,492,560)	0	(3,492,560)
TOTAL INTEREST RATE SWAPS							6,389,573	0	6,389,573

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,388,326,105 or 15.8% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(g)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(h)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,865,793.
(j)
Security or a portion of the security has been segregated as collateral for open options and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $5,205,007.

(k)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $18,136,243.
(l)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $27,623,097.

(m)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(n)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	322,795,071	3,301,107,226	2,772,908,097	9,706,464	-	-	850,994,200	850,824,035	1.7%
Fidelity Securities Lending Cash Central Fund	-	1,577,337,338	1,577,337,338	29,359	-	-	-	-	0.0%
Total	322,795,071	4,878,444,564	4,350,245,435	9,735,823	-	-	850,994,200	850,824,035

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Municipal Securities and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

Credit Risk
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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